Registration No. 333-63401


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __5___ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. _____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
            (Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

      M. D. Roughton, The Principal Financial Group Des Moines, Iowa 50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        _X_   on April 30, 2004 pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                   PRINCIPAL FREEDOM(sm) VARIABLE ANNUITY CONTRACT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                    Caption in Prospectus

Part A

  1.   Cover Page                                Principal Freedom(sm) Variable
                                                 Annuity Contract

  2.   Definitions                               Glossary

  3.   Synopsis                                  Summary of Expense Information
       Summary

  4.   Condensed Financial                       Performance Calculation,
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, The Company, The
       Registrant                                Separate Account, Fixed
                                                 Account, Voting Rights

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Mortality and
                                                 Expense Risks Charge,
                                                 Transaction Fee, Premium Taxes,
                                                 Fixed Account Surrender Charge
                                                 and Transfer Fee,
                                                 Administrative Charge, Special
                                                 Provisions for Group or
                                                 Sponsored Arrangements,
                                                 Distribution of the
                                                 Contract

  7.   General Description of                    Summary, Investment Limita-
       Variable Annuity Contract                 tions, Separate Account Invest-
                                                 ment Options, Transfers,
                                                 Surrenders, Charges and
                                                 Deductions, Standard Death
                                                 Benefit, Benefit Option Pay-
                                                 ments, Free-Look Provision, The
                                                 Separate Account, The Contract,
                                                 To Buy a Contract, The
                                                 Accumulation Period, The
                                                 Retirement Period, General
                                                 Provisions, Rights Reserved By
                                                 The Company, Customer Inquiries

  8.   Annuity Period                            The Accumulation Period, The
                                                 Retirement Period

  9.   Death Benefit                             Standard Death Benefit, The
                                                 Accumulation Period, The
                                                 Retirement Period, Mortality
                                                 and Expense Risks Charge, Fixed
                                                 Account Surrender Charge and
                                                 Transfer Fee, Delay of Payments
                                                 Non-Qualified Contracts,
                                                 Required Distributions for Non-
                                                 Qualified Contracts, IRA & SEP

 10.   Purchase and Contract Value               Summary, Free-Look Provision,
                                                 The Contract, To Buy a
                                                 Contract, The Accumulation
                                                 Period, The Retirement Period,
                                                 Delay of Payments, Distribution
                                                 of the Contract

 11.   Redemptions                               Summary, Benefit Option
                                                 Payments, The Accumulation
                                                 Period, Charges and Deductions,
                                                 Transaction Fee, Fixed Account
                                                 Surrender Charge and Transfer
                                                 Fee, Delay of Payments,
                                                 Contract Termination

 12.   Taxes                                     Summary, Benefit Options,
                                                 Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA
                                                 and SEP, Withholding, Mutual
                                                 Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal Freedom(sm)
                                                 Variable Annuity Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   General Information and
       History                                   History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, To Buy a Contract**
       Being Offered                             Distribution of the Contract**

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Benefit Options Payments**,
                                                 Delay of Payments**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                     PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY



           Issued by Principal Life Insurance Company (the "Company")


                  This Prospectus is dated April 30, 2004.


The individual deferred annuity contract ("Contract") described in this Prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account") and a fixed account ("Fixed Account"). The assets of the divisions of the Separate Account are invested in a corresponding Account of the Principal Variable Contracts Fund, Inc., the American Century Variable Portfolios, Inc. - VP Income & Growth or the Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund. The Fixed Account is a part of the General Account of the Company.


The underlying mutual funds offered through this Contract may have names that are nearly the same or similar to the names of retail mutual funds. However, these underlying mutual funds are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these underlying mutual funds is not necessarily related to the performance of the retail mutual funds. The underlying mutual funds are described in separate prospectuses that accompany this Prospectus.


This prospectus provides information about the Contract and the Separate Account that you ought to know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated April 30, 2004, which has been filed with the Securities and Exchange Commission (the "Commission"). The SAI is legally a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:

                     PRINCIPAL FREEDOM/SM/ Variable Annuity
                           Principal Financial Group
                                 P. O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

An investment in the Contract is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus is valid only when attached to the current prospectuses for the Principal Variable Contracts Fund, Inc., the American Century Variable Portfolios, Inc. - VP Income & Growth and the Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund (the "Funds").

                               TABLE OF CONTENTS

GLOSSARY................................................................4

SUMMARY OF EXPENSE INFORMATION..........................................5

SUMMARY.................................................................7

 Investment Limitations................................................. 7

 Separate Account Investment Options.................................... 7

 Transfers.............................................................. 8

 Surrenders............................................................. 8

 Charges and Deductions................................................. 9

 Standard Death Benefit................................................. 9

 Annuity Payments Options............................................... 9

 Examination Offer...................................................... 9

CONDENSED FINANCIAL INFORMATION.........................................9

THE PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY..............................10

THE COMPANY.............................................................11

THE SEPARATE ACCOUNT....................................................11

THE FUNDS...............................................................11

THE CONTRACT............................................................14

 To Buy a Contract...................................................... 14

 The Accumulation Period................................................ 16

 The Retirement Period.................................................. 19

CHARGES AND DEDUCTIONS..................................................20

 Mortality and Expense Risks Charge..................................... 21

 Premium Taxes.......................................................... 21

 Fixed Account Surrender Charge and Transfer Fee........................ 21

 Waiver of Fixed Account Surrender Charger Rider........................ 22

 Administration Charge.................................................. 23

 Special Provisions for Group or Sponsored Arrangements................. 23

FIXED ACCOUNT...........................................................23

 General Description.................................................... 24

 Fixed Account Value.................................................... 24

 Fixed Account Transfers, Total and Partial Surrenders.................. 24

GENERAL PROVISIONS......................................................25

 Telephone and Internet Services........................................ 25

 The Contract........................................................... 26

 Delay of Payments...................................................... 26

 Misstatement of Age or Gender.......................................... 26

 Assignment............................................................. 26

 Change of Owner........................................................ 26

 Beneficiary............................................................ 27

 Contract Termination................................................... 27

RIGHTS RESERVED BY THE COMPANY..........................................27

DISTRIBUTION OF THE CONTRACT............................................27

PERFORMANCE CALCULATION.................................................28

VOTING RIGHTS...........................................................28

FEDERAL TAX MATTERS.....................................................29

 Non-Qualified Contracts................................................ 29

 Required Distributions for Non-Qualified Contracts..................... 29

 IRA .................................................................... 30

 Withholding............................................................ 30

 Mutual Fund Diversification............................................ 31

STATE REGULATION........................................................31

LEGAL OPINIONS..........................................................31

LEGAL PROCEEDINGS.......................................................31

REGISTRATION STATEMENT..................................................31

OTHER VARIABLE ANNUITY CONTRACTS........................................31

INDEPENDENT AUDITORS....................................................31

FINANCIAL STATEMENTS....................................................32

CUSTOMER INQUIRIES......................................................32

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............32

The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY


ACCOUNT - series or portfolio of a mutual fund in which a division invests.


ACCUMULATED VALUE - an amount equal to the Fixed Account value plus the Separate Account value.


ANNUITANT - the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.


ANNUITY PAYMENT DATE - the date the owner's accumulated value is applied, under an annuity payment option, to make income payments.


ANNUITY SERVICE OFFICE - the office where notices, requests and purchase payments must be sent. All amounts payable to us under the Contract are payable through the annuity service office.


CONTRACT DATE - the date that the Contract is issued and which is used to determine contract years.


CONTRACT YEAR - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary.


DIVISION - a part of the Separate Account which invests in shares of an underlying mutual fund.


FIXED ACCOUNT - an account which earns guaranteed interest.


JOINT ANNUITANT - additional annuitant. Joint annuitants must be husband and wife and must be named as owner and joint owner.


JOINT OWNER - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Joint owners must be husband and wife and must be named as annuitant and joint annuitant.


NON-QUALIFIED CONTRACT - a contract which does not qualify for favorable tax treatment under the Internal Revenue Code as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA or Tax Sheltered Annuity.


OWNER - the person, including joint owner, who owns all the rights and privileges of this Contract.


PURCHASE PAYMENTS - the gross amount contributed to the Contract. Fixed Account purchase payments include transfers into the Fixed Account from any division.


QUALIFIED PLANS - retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code (the "Code").


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of a division prior to annuity payment date.


UNIT VALUE - a measure used to determine the value of an investment in a division.


VALUATION DATE - each day the New York Stock Exchange ("NYSE") is open.


VALUATION PERIOD - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

WRITTEN REQUEST - actual delivery to the Company at the annuity service office of a written notice or request, signed and dated, on a form we supply or approve. Your notice may be mailed to:

                     Principal Freedom/SM/ Variable Annuity
                           Principal Financial Group
                                 P. O. Box 9382
                          Des Moines, Iowa 50306-9382

SYNOPSIS


The following section describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first item describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between the Fixed Account and the divisions. State premium taxes may also be deducted.

     CONTRACT OWNER TRANSACTION EXPENSES
 Sales charge imposed on purchase payments                  none
 Maximum deferred surrender charge (as a percentage of amount surrendered)
 . surrenders from the Separate Account                     none
 . surrenders from the Fixed Account/(1)/                      6%


    (1) Table of Fixed Account Surrender Charges and Transfer Fees:

                                                                       SURRENDER CHARGE AND TRANSFER FEE APPLIED TO
               NUMBER OF COMPLETED CONTRACT YEARS SINCE EACH              FIXED ACCOUNT SURRENDERS AND TRANSFERS
                 FIXED ACCOUNT PURCHASE* PAYMENT WAS MADE                     BEYOND FREE TRANSACTION AMOUNT
                 0 (year of purchase payment)                                               6%
                 1                                                                          6%
                 2                                                                          6%
                 3                                                                          5%
                 4                                                                          4%
                 5                                                                          3%
                 6                                                                          2%
                 7 and later                                                                0%

    * Includes amounts transferred to Fixed Account from divisions. Each Fixed Account purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment.


The next item describes the fees and expenses that you will pay periodically during the time that you own the Contract not including underlying mutual fund fees and expenses.

  Separate Account Annual Expenses
  (as a percentage of average account
 value)                                                  0.85%
  . Mortality and Expense Risk Fees                      0.00
  . Account Fees and Expenses                            0.85%

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained its prospectus.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2003.

                                                                                MINIMUM        MAXIMUM
 Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees,
 distribution and/or service (12b-1) fees and other expenses)                    0.39%          1.19%


Annual expense of the Mutual Funds (as a percentage of average net assets) as of December 31, 2003:

                                                           MANAGEMENT         RULE           OTHER
                 UNDERLYING MUTUAL FUNDS                      FEES         12(B)1 FEES      EXPENSES   TOTAL EXPENSES /(1)/
                 -----------------------                   ----------      -----------      --------  ---------------------
 American Century VP Income & Growth - Class I               0.70%                     N/A   0.00%          0.70%
 Principal VCF Bond                                          0.46                      N/A   0.01           0.47
 Principal VCF Capital Value                                 0.60                      N/A   0.01           0.61/(//2//)/
 Principal VCF Government Securities                         0.43                      N/A   0.01           0.44
 Principal VCF International                                 0.85                      N/A   0.08           0.93/(//2//)/
 Principal VCF LargeCap Growth Equity                        1.00                      N/A   0.19           1.19/(3)/
 Principal VCF LargeCap Stock Index                          0.35                      N/A   0.04           0.39/(//4//)//(//5//)/
 Principal VCF Limited Term Bond                             0.50                      N/A   0.07           0.57/(//4//)//(//5//)/
 Principal VCF MidCap                                        0.60                      N/A   0.01           0.61/(2)/
 Principal VCF MidCap Growth                                 0.90                      N/A   0.04           0.94/(//3//)/
 Principal VCF MidCap Value                                  1.05                      N/A   0.03           1.08/(//3//)/
 Principal VCF Money Market                                  0.48                      N/A   0.01           0.49
 Principal VCF SmallCap                                      0.85                      N/A   0.10           0.95/(//2//)/
 Principal VCF SmallCap Growth                               1.00                      N/A   0.02           1.02/(//3//)/
 Franklin Templeton VIP Trust Templeton Growth Securities
 Fund - Class
 2//                                                         0.81                     0.25   0.07           1.13/(//6//)/

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the fund expenses for record keeping, marketing and distribution services.

/ //(//2//)/ Expense ratio without fees paid indirectly.
/ //(3)/ Expense ratio without fees paid indirectly or the Manager's voluntary expense limit.
/ //(//4//)/ Principal Management Corporation voluntarily agreed to reimburse the total annual expenses through April 30, 2004. With the expense limit, the total annual expenses through April 30, 2004 was 0.40% for LargeCap Stock Index Account and 0.75% for Limited Term Bond Account. Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2005 so that they will not exceed 0.40% for LargeCap Stock Index Account.
/ //(//5//) // /Expense ratio without the Manager's voluntary expense limit.
/ //(6)/ Franklin Templeton has stated while the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year through May 1, 2005.
/ // /

EXAMPLE
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

           DIVISION                1 YEAR     3 YEARS     5 YEARS       10 YEARS
           --------                ------     -------     -------      ---------
 American Century VP Income &
 Growth                             $158        $490       $  845       $1,845
 Principal Variable Contracts
 Fund, Inc.
 Bond                                134         418          723        1,590
 Capital Value                       149         462          797        1,746
 Government Securities               131         409          708        1,556
 International                       181         560          964        2,095
 LargeCap Growth Equity              207         640        1,098        2,369
 LargeCap Stock Index                126         393          681        1,500
 Limited Term Bond                   145         449          776        1,702
 MidCap                              149         462          797        1,746
 MidCap Growth                       182         563          970        2,105
 MidCap Value                        196         606        1,042        2,254
 Money Market                        136         425          734        1,613
 SmallCap                            183         566          975        2,116
 SmallCap Growth                     190         588        1,011        2,190
 Templeton Growth Securities         201         621        1,068        2,306



SUMMARY


This prospectus describes a flexible variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including plans and trusts that do not qualify for special tax treatment under the

Code and for purchase by persons participating in individual retirement annuity plans that meet the requirements of Section 408 of the Code.


A significant advantage of the Contract is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Contract to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Contract does provide benefits such as lifetime income payments, family protection through death benefits and asset allocation.


This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


INVESTMENT LIMITATIONS
.. Initial purchase payment must be $10,000 or more.
.. Each subsequent investment must be $50 or more.
.. The total purchase payments made during the life of the Contract may not be greater than $2 million.

SEPARATE ACCOUNT DIVISION INVESTMENT OPTIONS (SEE THE FUNDS):
You may allocate your net premium payments to divisions and/or the Fixed Account. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or the annuity service office.

Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.


The underlying mutual funds offered through this Contract may have names that are nearly the same or similar to the names of retail mutual funds. However, these underlying mutual funds are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these underlying mutual funds is not necessarily related to the performance of the retail mutual funds. The underlying mutual funds are described in separate prospectuses that accompany this Prospectus.

            DIVISION                 INVESTS IN:
            --------                 -----------
                                     American Century Variable Portfolios, Inc.
            American Century VP       VP Income & Growth
            Income & Growth
                                     Principal Variable Contracts Fund, Inc.
            Bond                      Bond Account
            Capital Value             Capita Value Account
            Government Securities     Government Securities Account
            International             International Account
            LargeCap Growth Equity    LargeCap Growth Equity Account
            LargeCap Stock Index      LargeCap Stock Index Account
            Limited Term Bond         Limited Term Bond Account
            MidCap                    MidCap Account
            MidCap Growth             MidCap Growth Account
            MidCap Value              MidCap Value Account
            Money Market              Money Market Account
            SmallCap                  SmallCap Account
            SmallCap Growth           SmallCap Growth Account
                                     Franklin Templeton Variable Insurance
                                     Products Trust
            Templeton Growth          Templeton Growth Securities Fund Class 2
            Securities




TRANSFERS (SEE SEPARATE ACCOUNT DIVISION TRANSFERS FOR ADDITIONAL RESTRICTIONS) .. During the accumulation period:

  . from the divisions:
    . dollar amount or percentage of transfer must be specified; and . transfer may occur on scheduled or unscheduled basis.
  . from the Fixed Account:
    . percentage or dollar amount of transfer must be specified; and . amounts available for transfer without payment of a transfer fee are limited (see Fixed Account Transfers, Total and Partial Surrenders). .. During the annuity payment period, transfers are not permitted.

SURRENDERS (TOTAL OR PARTIAL) (SEE SEPARATE ACCOUNT SURRENDER AND FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS)
.. During the accumulation period:
  . a dollar amount must be specified;
  . surrenders before age 59 1/2 may involve an income tax penalty;
  . full surrender permitted prior to the annuity payment date; and .. During the annuity payment period, surrenders are not permitted.

CHARGES AND DEDUCTIONS
.. No sales charge on purchase payment at the time of investment.
.. A contingent deferred surrender charge is imposed on certain total or partial surrenders from the Fixed Account.
.. A transfer fee applies to certain transfers from the Fixed Account to divisions.
.. A mortality and expense risks daily charge equal to 0.85% per year applies to amounts in the Separate Account. The Company reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year.
.. Daily Separate Account administration charge is currently zero but the Company reserves the right to assess a charge not to exceed 0.15% annually.
.. Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.

STANDARD DEATH BENEFIT
.. During the accumulation period:
  . the death benefit is the greater of:
    . accumulated value, or
    . purchase payments minus partial surrenders, any transaction fees, surrender charges and transfer fees.
  . You may choose to have death benefit payments made under an annuity payment option.
.. During the annuity period, your named beneficiary(ies) receives only the continuing payments provided by the annuity payment option selected.

ANNUITY PAYMENT OPTIONS
.. You may choose from several fixed payment options which start on your selected annuity payment date.
.. Payments are made to the annuitant (or beneficiary).

EXAMINATION OFFER (FREE-LOOK PERIOD)
.. You may surrender the Contract during the free-look period which is generally
  10 days from the date you receive your Contract. The free-look period may be longer in certain states.
.. We return either all purchase payments made or the accumulated value, whichever is required by applicable state law.

CONDENSED FINANCIAL INFORMATION


Following are the unit values for the Contract for the periods ended December 31, 2003.

                                                                             NUMBER OF
                                   ACCUMULATION UNIT VALUE               ACCUMULATION UNITS
                        ----------------------------------------------      OUTSTANDING
                         BEGINNING       END      PERCENTAGE OF CHANGE     END OF PERIOD
                         OF PERIOD    OF PERIOD    FROM PRIOR PERIOD       (IN THOUSANDS)
                         ---------    ---------   --------------------  --------------------
 American Century
 Income & Growth
 Division
  2003                    $ 7.153      $ 9.174           28.25%                  342
  2002                      8.947        7.153          -20.05                   252
  2001                      9.846        8.947           -9.13                   171
  2000                     11.110        9.846          -11.37                   134
  1999*                    10.000       11.110           11.10                    43
 Bond Division
  2003                     12.093       12.541            3.70                   646
  2002                     11.163       12.093            8.33                   534
  2001                     10.412       11.163            7.21                   301
  2000                      9.708       10.412            7.26                   199
  1999*                    10.000        9.708           -2.92                   107
 Capital Value
 Division
  2003                      7.014        8.728           24.44                   251
  2002                      8.194        7.014          -14.40                   201
  2001                      8.987        8.194           -8.82                   180
  2000                      8.872        8.987            1.30                   178
  1999*                    10.000        8.872          -11.28                   103
 Government Securities
 Division
  2003                                   9.938                                   198
 International
 Division
  2003                      6.633        8.703           31.21                   144
  2002                      7.971        6.633          -16.79                   102
  2001                     10.616        7.971          -24.92                    80
  2000                     11.681       10.616           -9.12                    86
  1999*                    10.000       11.681           16.81                    53
 LargeCap Growth
 Equity Division
  2003                                  11.401                                   101
 LargeCap Stock Index
 Division
  2003                      6.595        8.391           27.23                 1,074
  2002                      8.576        6.595          -23.10                   636
  2001                      9.840        8.576          -12.85                   475
  2000                     10.985        9.840          -10.43                   431
  1999*                    10.000       10.985            9.85                   302
 Limited Term Bond
 Division
  2003                                   9.985                                   117
 MidCap Division
  2003                     10.741       14.144           31.68                   146
  2002                     11.871       10.741           -9.52                    84
  2001                     12.435       11.871           -4.54                    63
  2000                     10.944       12.435           13.62                    41
  1999*                    10.000       10.944            9.44                    32
 MidCap Growth
 Division
  2003                      7.285       10.154           39.38                    91
  2002                      9.964        7.285          -26.89                    66
  2001                     12.096        9.964          -17.63                    63
  2000                     11.285       12.096            7.19                    31
  1999*                    10.000       11.285           12.85                     9
 MidCap Value Division
  2003                     12.548       16.982           35.34                   176
  2002                     14.055       12.548          -10.72                   123
  2001                     14.552       14.055           -3.42                    64
  2000                     11.200       14.552           29.93                    32
  1999*                    10.000       11.200           12.00                    18
 Money Market Division
  2003                     11.187       11.173           -0.13                   496
  2002                     11.125       11.187            0.56                   317
  2001                     10.780       11.125            3.20                   140
  2000                     10.253       10.780            5.30                    87
  1999*                    10.000       10.253            2.53                    94
 SmallCap Division
  2003                      8.843       11.996           35.66                   182
  2002                     12.272        8.843          -27.94                   122
  2001                     12.069       12.272            1.68                    73
  2000                     13.789       12.069          -12.47                    65
  1999*                    10.000       13.789           37.89                    50
 SmallCap Growth
 Division
  2003                      5.307        7.664           44.41                   116
  2002                      9.885        5.307          -46.31                    64
  2001                     14.663        9.885          -32.59                    37
  2000                     17.178       14.663          -14.64                    35
  1999*                    10.000       17.178           71.78                    24
 Templeton Growth
 Securities Division
  2003                      9.651       12.645           31.02                    94
  2002                     11.941        9.651          -19.18                    85
  2001                     12.101       11.941           -1.32                    57
  2000                     11.485       12.101            6.26                    42
  1999*                    10.000       11.485           14.85                    20

 * For the period from April 30, 1999, date the Contract was first available, through December 31, 1999.

THE PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY


The Principal Freedom/SM/ Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The amount available for annuity payments under a variable annuity is not guaranteed. The amount available for payments vary with the investment performance of the portfolio securities of the underlying mutual fund(s).


Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.


THE COMPANY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

THE SEPARATE ACCOUNT


The Separate Account was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the Commission on July 17, 1970. This registration does not involve Commission supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account.


THE FUNDS


The Principal Variable Contracts Fund, Inc., American Century Variable Portfolios, Inc. - VP Income & Growth and Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund are mutual funds registered under the Investment Company Act of 1940 as diversified open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the SAI. Additional copies of these documents are available from a sales representative or our annuity service office.


The Company purchases and sells underlying mutual fund shares for the Separate Account at their net asset value without any sales or redemption charge. Shares represent interests in the mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions of the Separate Account. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


Appendix A contains a brief summary of the investment objectives of, and sub-advisor for, each division.


An Investment Advisor agrees to provide investment advisory services for a specific underlying mutual fund. For these services, each Investment Advisor is paid a fee.


THE CONTRACT


The descriptions that follow are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any tax qualified plan which is to be funded by the Contract. Tax qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.


TO BUY A CONTRACT
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the Company's home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

Purchase payments
-----------------

The initial purchase payment must be at least $10,000. Subsequent payments must be at least $50. The total of all purchase payments may not be greater than $2,000,000 without our prior approval.

The Company reserves the right to:
.. increase the minimum amount for each purchase payment to not more than $1,000;
  and
.. terminate a Contract and distribute the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges and transfer fees) is less than $5,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $5,000.

Allocation of purchase payments and examination offer (Free-Look period)
------------------------------------------------------------------------
Your purchase payments are allocated to the divisions and/or the Fixed Account according to your instructions. The percentage allocation for future purchase payments may be changed, without charge, at any time by sending a written request to or telephoning the annuity service office. The allocation changes are effective at the end of the valuation period in which your new instructions are received. You may not allocate your investment to the Fixed Account if it causes the value of the Fixed Account to be more than $1,000,000 (without our prior approval).

Under state law, you have the right to return the Contract for any reason during the examination period. The examination period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:

.. Arizona and you are age 65 and over (30 day examination period), .. California and you are age 60 and over (30 day examination period),

.. Idaho (20 day examination period), or .. North Dakota (20 day examination period).

Some states require us to return the initial purchase payment. If your Contract is issued in one of those states, your initial purchase payments are allocated to the Money Market Division for the examination period after the contract date. After the examination period, the then current value of the Money Market Division is reallocated according to your allocation instructions. The states in which purchase payments are returned are:


  Georgia             Louisiana           Nebraska            Rhode Island
  Hawaii              Maine               New Hampshire       South Carolina
  Idaho               Maryland            North Carolina      Utah
  Iowa                Michigan            Oklahoma            Virginia
  Kentucky            Missouri            Pennsylvania        West Virginia





If your Contract is issued in a state not listed above and if you return the Contract during the examination period, you will receive the accumulated value.


If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA; and you return it on or before the seventh day of the examination period, then we will return the greater of:
.. Total purchase payments; or
.. Accumulated value.

To return a Contract you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination period has expired.


Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


Replacement Contracts.
----------------------
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination periods may apply. The Company reserves the right to keep the initial purchase payment in the Money

Market Division longer than 15 days to correspond to the examination periods of a particular state's replacement requirement.

THE ACCUMULATION PERIOD

The Value of Your Contract
--------------------------
The value of your Contract is the total of the Separate Account value plus any Fixed Account value. The Fixed Account value is described in the section titled FIXED ACCOUNT.

There is no guaranteed minimum Separate Account value. Its value reflects the investment experience of the divisions that you choose. It also reflects your purchase payments, partial surrenders and the Contract expenses deducted from the Separate Account. At the end of any valuation period, your Contract's value in a division is:
.. the number of units you have in a division multiplied by .. the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial purchase payment;
.. subsequent investments; and
.. transfers from another division or the Fixed Account.
minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division or the Fixed Account; and .. to pay Contract charges and fees.

Unit values are calculated each valuation date. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the divisions' net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
 [{share price (net asset value) of the mutual fund at the end of the valuation period
                                      plus
  per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period}
                                   divided by
  share price (net asset value) of the mutual fund at the end of the previous valuation period]
                                     minus
                    {total Separate Account annual expenses}

    * When an investment owned by a mutual fund pays a dividend, the dividend increases the net asset value of a share of the mutual fund as of the date the dividend is recorded. As the net asset value of a share of a mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


The administration charge (if any) and the mortality and expense risks charge are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.


Allocation of purchase payments
-------------------------------
On your application for the Contract, you direct your purchase payments to be allocated to divisions, the Fixed Account or both. Percentages must be in whole numbers and total 100%. Subsequent investments are made using the same allocation percentages unless you change the allocations. Changes to purchase payment allocations do not transfer existing accumulated value.

Using your allocation percentages, we will credit your purchase payments to the divisions and/or the Fixed Account. The payments are credited to the divisions using the unit value next calculated after we receive your payment.

Changes to the allocation percentages may be made without charge. A change is effective on the next valuation period after we receive your new instructions. You can change the allocations by:
.. sending a written notice to us;
.. calling us at 1-800-852-4450 (if telephone privileges apply);
.. faxing us at 1-515-248-9800; or
.. visiting www.principal.com (if internet privileges apply).

Division Transfers
------------------

You may request an unscheduled transfer or set up a periodic transfer by:
.. sending a written notice to us;
.. calling us at 1-800-852-4450 (if telephone privileges apply);
.. faxing us at 1-515-248-9800; or
.. visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount of percentage to transfer from each division. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or
.. after the transfer, the Fixed Account value would be more than $1,000,000
  (without our prior approval).

 Unscheduled
 -----------
  . You may make unscheduled division transfers from a division to another division or to the Fixed Account.
  . The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
  . The transfer amount must be equal to or greater than the lesser of $50 or the total value of the division from which the transfer is being made.

 Scheduled
 ---------
  . You may elect to have automatic transfers made on a periodic basis.
  . You select the transfer date (other than the 29th, 30th or 31st) and the transfer period.
    . automatic portfolio rebalancing (annually, semiannually or quarterly)
    . dollar cost averaging (annually, semiannually, quarterly or monthly)
  . If the selected date is not a valuation date, the transfer is completed on the next valuation date.
  . Transfers continue until your interest in the division is zero or we receive notice to stop them.
  . We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Separate Account surrenders
---------------------------
Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see GENERAL PROVISIONS - Delay of Payment). Surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS). You must send us a written request for any surrender.

You may specify surrender allocations percentages with each partial surrender request. If you don't provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender.


 Total
 -----
  . You may surrender the Contract on or before the annuity payment date.
  . You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
  . The cash surrender value is the total of the values of your divisions plus any amount you have in the Fixed Account minus any applicable surrender charge or transaction fee.
  . The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

  . We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

 Unscheduled partial
 -------------------
  . Prior to the annuity payment date, you may surrender a part of the Fixed
    Account and/or Separate Account value by sending us a written request.
  . You must specify the dollar amount of the surrender (which must be $50 or more).
  . The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
  . The surrender is deducted from your Fixed Account value and/or your division(s) according to the surrender allocation percentages you specify.
  . If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
  . We surrender units from the divisions and/or Fixed Account amounts to equal the dollar amount of the surrender request plus any applicable Fixed Account surrender charge.
  . The accumulated value after the unscheduled partial surrender must be equal or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

 Scheduled partial
 -----------------
  . You may elect partial surrenders on a periodic basis by sending us written notice.
  . Your accumulated value must be at least $5,000 when the surrenders begin.
  . Surrenders are made from any of the divisions and/or the Fixed Account.
  . You may specify monthly, quarterly, semiannually or annually and pick a surrender date (other than the 29th, 30th or 31st).
  . If the selected date is not a valuation date, the transfer is completed on the next valuation date.
  . The surrender is deducted from your Fixed Account value and/or any division(s) according to the surrender allocation percentages you specify.
  . If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
  . We surrender units from the divisions and/or Fixed Account to equal the dollar amount of the surrender request plus any applicable surrender charge. . The surrenders continue until the accumulated value is zero or we receive written notice to stop them.

Death Benefit
-------------
If you or the annuitant die before the annuity payment date, then we will pay a death benefit. In the case of joint annuitants, the death benefit is paid upon death of the first annuitant. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.

Before the annuity payment date, you may give us written instructions for payment under an annuity payment option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary. No surrender charge applies when a death benefit is paid.


You name the beneficiary or beneficiaries in your application. The beneficiary(ies) receive benefits upon your death. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.


Unless you have named an irrevocable beneficiary, you may change your beneficiary(ies) by providing us with written notice. If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survives you, we will pay the death benefit to your estate in a lump sum.


The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim and the beneficiary's written instructions. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see GENERAL PROVISIONS - Delay of Payments). We pay interest (at least 3% or as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity payment option.

 Standard Death Benefit
 ----------------------
 The amount of the death benefit is the greater of:
  . your accumulated value on the date we receive all required documents; or . the total of purchase payments minus any partial surrenders, fees and charges as of the date we receive all required documents and notice (including proof) of death.

 If you die before the annuitant and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner. Alternatively, within 60 days of your death, your spouse may elect to:
  . apply the death benefit under an annuity payment option; or . receive the death benefit as a single payment.

 If the annuitant dies before you and is not a joint owner, you may name a new annuitant. If a new annuitant is not named within 60 days of our receiving notice (including proof) of the original annuitant's death, you will become the annuitant. If the owner of the contract is not a natural person, the annuitant's death is treated as the death of the owner.


 If your beneficiary is a natural person but not your spouse, the death benefit may be paid as:
  . fixed income for a period of years that is not greater than the life expectancy of the beneficiary;
  . life income with no minimum guaranteed period or a minimum guaranteed period that is not greater than the life expectancy of the beneficiary;
  . a lump sum; or
  . an individual arrangement approved by us.

 NOTE: If your beneficiary is not a natural person, the death benefit must be paid out within five years of your death. If you die before the annuitant and before the annuity payment date, there may be additional requirements imposed by the Code (see FEDERAL TAX MATTERS).

THE RETIREMENT PERIOD

Annuity payment date
--------------------
You may specify an annuity payment date in your application. If the annuitant is living and the Contract is in force on that date, we will notify you to begin taking payments under the Contract. You may not select an annuity payment date which is on or after the later of the annuitant's 85th birthday or 10 years after the contract date.

Depending on the type of retirement arrangement made when a Contract is issued, payments that are made too early or too late may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity payment date.


You may change the annuity payment date with our prior approval. The request must be in writing and approved before we issue a supplementary Contract which provides an annuity payment option. The new annuity payment date must be any contract anniversary on or before the maximum annuity payment date.


Annuity payment options
-----------------------
You may choose from several fixed annuity payment options. Payments will be made on the frequency you choose. You may elect to have your annuity payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity payments start.

The amount of the annuity payment depends on:
.. amount of accumulated value;
.. option selected; and
.. age of annuitant (unless fixed income option is selected).

Annuity payments generally are higher for male annuitants than for female annuitants with an otherwise identical contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such contract provisions are prohibited by law.


You may select an annuity payment option or change a previous selection by written request. We must receive the request on or before the annuity payment date. You may not change your annuity payment option or make division transfers after the annuity payment date.


Payments under the annuity payment options are made as of the first day of each payment period beginning with the annuity payment date. The available annuity payment options are:
.. FIXED INCOME. Payments of a fixed amount or payments for a fixed period of at least five years but not more than 30 years. Payments stop after all guaranteed payments are made.
.. LIFE INCOME. Payments are made as of the first day of each payment period during the annuitant's life, starting with the annuity payment date. No payments are made after the annuitant dies. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due. If you die after the payments begin and before the end of the minimum guaranteed period (if applicable), the remaining payments are made to the beneficiary named under your annuity payment option.
.. JOINT AND SURVIVOR LIFE INCOME. Payments are made during the life of the annuitant and joint annuitant, continuing until the death of the survivor.
  This option includes a minimum guaranteed period of 10 years. If both persons die before the end of the minimum guaranteed period, the remaining payments are made to the beneficiary under your annuity payment option.
.. JOINT AND TWO-THIRDS SURVIVOR LIFE INCOME. Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due.
.. OTHER ANNUITY PAYMENT OPTIONS MAY BE AVAILABLE WITH OUR APPROVAL.

If you do not select an annuity payment option, your accumulated value will be applied as follows to determine the annuity payment:
.. life income with a ten year guarantee; or .. if there are joint annuitants, joint and survivor life income with a ten year guarantee.

In order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary(ies). In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity payment option or taking other distributions from the Contract.


CHARGES AND DEDUCTIONS


A mortality and expense risks charge and in some circumstances a transaction fee and state premium taxes are deducted under the Contract. A surrender charge (on surrenders) and a transfer fee (on transfers to divisions) may also be deducted from certain withdrawals from the Fixed Account made before the annuity payment date. We reserve the right to assess a daily Separate Account administration charge. There are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds' prospectuses.


MORTALITY AND EXPENSE RISKS CHARGE
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 0.85% of the average daily net assets of the Separate Account. We reserve the right to increase this charge but guarantee that it will not exceed 1.25% per year. This charge is assessed only prior to the annuity payment date. This charge is assessed daily when the value of an accumulation unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.

The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.


If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the mortality and expense risks charge.


PREMIUM TAXES
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity payment option. Currently, premium taxes range from zero to 3.5%.

FIXED ACCOUNT SURRENDER CHARGE AND TRANSFER FEE
No sales charge is collected or deducted when purchase payments are applied under the Contract to provide an annuity payment option. A surrender charge is assessed on certain total or partial surrenders from the Fixed Account. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company's General Account assets which will include profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the Fixed Account purchase payments surrendered which were received by us during the seven contract years prior to the surrender. The applicable percentage which is applied to the sum of the Fixed Account purchase payments (which includes amounts transferred to the Fixed Account from any of the divisions) paid during each contract year is determined by the following table.


The Fixed Account transfer fee is assessed on certain transfers from the Fixed Account to the Separate Account (For contracts sold in South Carolina, the Fixed Account transfer fee is waived).

          TABLE OF FIXED ACCOUNT SURRENDER CHARGES AND TRANSFER FEES
          -----------------------------------
   NUMBER OF COMPLETED CONTRACT      SURRENDER CHARGE AND TRANSFER FEE APPLIED
               YEARS                 TO FIXED ACCOUNT SURRENDERS AND TRANSFERS
     SINCE EACH FIXED ACCOUNT             BEYOND FREE TRANSACTION AMOUNT
        PURCHASE* WAS MADE           -----------------------------------------
   ----------------------------
         0 (year of purchase
         payment)                                       6%
         1                                              6%
         2                                              6%
         3                                              5%
         4                                              4%
         5                                              3%
         6                                              2%
         7 and later                                    0


  * Includes amounts transferred to Fixed Account from divisions. Each Fixed Account purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment.


For purposes of calculating surrenders and transfers, we assume that surrenders and transfers are made in the following order*:
.. first from Fixed Account purchase payments we received more than seven completed contract years prior to the surrender (or transfer);
.. then from the Fixed Account free transaction amount (first from the Fixed
  Account's earnings, then from the oldest Fixed Account purchase payments (first-in, first-out)) described below; and
.. then from Fixed Account purchase payments we received within the seven completed contract years before the surrender (or transfer) on a first-in, first-out basis.
  * The order for tax reporting purposes is different. You should consult your tax advisor.


Where permitted by state law, we reserve the right to reduce:

.. the surrender charge fee for any amounts surrendered from this Contract;
  and/or
.. transfer fees on amounts transferred from the Fixed Account to the Separate
  Account.
These reductions would apply to Contracts that are attributable to a conversion from other products issued by the Company and its subsidiaries and as otherwise permitted by the Investment Company Act of 1940 (as amended).

For Contracts sold in Massachusetts:
.. There is no transfer fee on purchase payments allocated to the Fixed Account after the 13th contract year.
.. There is no surrender charge on purchase payments allocated to the Fixed
  Account after the 13th contract year.

WAIVER OF FIXED ACCOUNT SURRENDER CHARGE RIDER
The Fixed Account Surrender Charge will not apply to:
.. amounts applied under an annuity payment option; or .. payment of death benefit; or .. amounts distributed to satisfy the minimum distribution requirement of Section
  401(a)9 of the Code (applies to qualified Contracts only); or .. amounts transferred, after the seventh contract year, from the Contract to a single premium immediate annuity issued by the Company; or .. any amount transferred from a Contract used to fund another annuity contract issued by the Company to the contract owner's spouse when the distribution is made under a divorce decree; or
.. surrenders made after the first contract anniversary (if permitted by state law) if the owner or annuitant has a critical need.

Waiver of the charge is available for critical need if the following conditions are met:
.. owner or annuitant has a critical need;
.. the owner or annuitant to whom the critical need applies is the original owner or annuitant; and
.. the critical need did not exist before the contract date.

For the purposes of this section, the following definitions apply:
.. critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement's end.
.. health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
.. terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
.. total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability payments.

This rider may not available in all states. Specific provisions and/or definitions may have state variations. Contact us at 1-800-852-4450 for additional information.


The Waiver of Fixed Account Surrender Charge Rider is not available for Contracts sold in Massachusetts.


ADMINISTRATION CHARGE
We reserve the right to assess each division with a daily charge at the annual rate of 0.15% of the average daily net assets of the division. This charge would only be imposed before the annuity payment date. This charge would be assessed to help cover administrative expenses. Administrative expenses include the cost of issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

 GROUP ARRANGEMENT - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.


 SPONSORED ARRANGEMENT - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.


The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees, administrative charge, the cost of insurance or surrender charges.


Availability of the reduction and the size of the reduction (if any) is based on certain criteria.


Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.


FIXED ACCOUNT


You may allocate purchase payments and transfer amounts from the Separate Account to the Fixed Account. Assets in the Fixed Account are held in the General Account of the Company. Because of exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is not subject to these Acts. The staff of the Commission does not review the prospectus disclosures relating to the Fixed Account. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account. More information concerning the Fixed Account is available from the annuity service office or from a sales representative.


GENERAL DESCRIPTION
Our obligations with respect to the Fixed Account are supported by the Company's General Account. The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account.

The Company guarantees that purchase payments allocated to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.


Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.


Each contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the accumulated value in the Fixed Account from which deductions for fees and charges may be made.


FIXED ACCOUNT VALUE
Your Contract's Fixed Account value on any valuation date is the sum of:
.. purchase payments allocated to the Fixed Account;
.. plus any transfers to the Fixed Account from the Separate Account;
.. plus interest credited to the Fixed Account;
.. minus any surrenders, surrender charges, or transaction fees allocated to the
  Fixed Account;
.. minus any transfers (and transfer fees) to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Transfers and surrenders from your investment in the Fixed Account are subject to certain limitations. In addition, surrenders and transfers from the Fixed Account may be subject to a charge or fee (see Fixed Account Surrender Charge and Transfer Fee). The total amount you may transfer and/or surrender from the Fixed Account may not exceed your Fixed Account value.

You may transfer amounts from the Fixed Account to the divisions before the annuity payment date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and unscheduled Fixed Account transfer in the same contract year.


Fixed Account Free Transaction Amount
-------------------------------------
Each contract year, a certain portion of your Fixed Account value may be:
.. withdrawn free of the surrender charge; or .. transferred to the Separate Account free of the transfer fee.
The surrender charge and transfer fee do not apply to Fixed Account surrenders or transfers (or a combination of surrenders and transfers) which do not exceed the greater of:
.. your Fixed Account's earnings (Fixed Account value minus unsurrendered/non-transferred Fixed Account purchase payments still subject to a surrender charge or transfer fee); or
.. 10% of your total Fixed Account value recalculated as of the later of the contract date or last contract anniversary; or .. an amount surrendered to satisfy the minimum distribution requirement of
  Section 401(a)9 of the Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone.
In addition, 10% of Fixed Account purchase payments during the current Contract year may be surrendered without a surrender charge or transferred without a transfer fee.

Unscheduled Fixed Account Transfer
----------------------------------
You may make an unscheduled transfer from the Fixed Account each contract year as follows:
.. The transfer is effective on the valuation date following our receiving your instructions.
.. You must specify the dollar amount or percentage to be transferred.
.. Amounts in excess of the Fixed Account Free Transaction Amount may be subject to a transfer fee.
.. You may transfer up to 100% of your Fixed Account value (without incurring the transfer fee) within 30 days after a contract anniversary if:
  . your Fixed Account value is less than $1,000, or . the renewal interest rate for your Fixed Account value for the current contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding contract year.
  . If you do not meet one of the preceding conditions, transfers from the Fixed
    Account may be subject to a surrender charge (see Fixed Account Surrender Charge and Transfer Fee).

Scheduled Fixed Account Transfer (Dollar Cost Averaging)
--------------------------------------------------------
You may make scheduled transfers on a periodic basis from the Fixed Account as follows:
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. The minimum transfer amount is $50.
.. Transfers continue until your value in the Fixed Account is zero or we receive your notice to stop them.
.. If you stop the transfers, you may not start them again without our prior approval.

GENERAL PROVISIONS


TELEPHONE AND INTERNET SERVICES
Telephone services and internet services are permitted (unless prohibited by state law) for both changes in the allocation of future purchase payments and transfers among divisions.

Neither the Company nor the Separate Account are responsible for the authenticity of telephone service transaction requests. We reserve the right to refuse telephone service transaction requests. You assume the risk of loss caused by fraudulent telephone service transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service transactions. If these procedures are not followed, then we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures include recording telephone service transactions, requesting personal identification (name, daytime telephone number, social security number and/or birthdate) and sending written confirmation to your address of record.


Telephone Services
------------------

Telephone services may be declined on the Contract application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450. If the Contract is owned by a business entity or trust, an
                      ----------------------------------------------------------
authorized individual (with the proper Password) may use these services and
---------------------------------------------------------------------------
provide us with instructions.
---------------------------------

Telephone instructions must be made while we are open for business. They are effective when received by us before the close of normal trading of the New York Stock Exchange (generally 3 p.m. Central Time). Requests received when we are not open for business or after the New York Stock Exchange closes its normal trading will be effective on the next valuation date.


We reserve the right to modify or terminate telephone service transaction procedures at any time.


Internet Services
-----------------

Internet access is available for you at www.principal.com. For security purposes, you need a personal identification number (Password) to use any of the new Internet services, including viewing your policy information online. If you don't have a Password, you can obtain one at www.principal.com. If the Contract
                                                                ---------------
is owned by a business entity or trust, an authorized individual (with the
--------------------------------------------------------------------------
proper Password) may use these services and provide us with instructions.
-----------------------------------------------------------------------------

We reserve the right to modify or terminate internet service transaction procedures at any time.


THE CONTRACT
The entire Contract is made up of: applications, amendments, riders and endorsements attached to the Contract; current data page; copies of any supplemental applications, amendments, endorsements and revised Contract pages or data pages which are mailed to you. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

DELAY OF PAYMENTS
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
.. trading on the New York Stock Exchange is restricted as determined by the Commission or when the Exchange is closed for other than weekends and holidays, or
.. an emergency exists, as determined by the Commission, as a result of which:
  . disposal by a mutual fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
  . the Commission permits suspension for the protection of security holders.

If payments are delayed and your surrender (or transfer) is not canceled by your written instruction, the amount to be surrendered (or transferred) will be determined the first valuation date following the expiration of the permitted delay. The surrender will be made within seven days thereafter.


In addition, payments on surrenders (or transfers) attributable to a purchase payment made by check may be delayed up to 15 days. This permits payment to be collected on the check. We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the income payable under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next annuity payment or annuity payments due. Underpayments are added to the next annuity payment.

ASSIGNMENT
You may assign your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amounts paid to an assignee are treated as a partial surrender and is paid in a single lump sum.


CHANGE OF OWNER
You may change your ownership designation at any time (this does not apply to IRAs or IRA rollovers). Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Contract so that we can record the change.

BENEFICIARY
Before the annuity payment date, you have the right to name a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. A joint annuitant may not be named as a beneficiary.

CONTRACT TERMINATION
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $5,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $5,000 within 60 days.

IMPORTANT INFORMATION ABOUT PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

RIGHTS RESERVED BY THE COMPANY


We reserve the right to make certain changes if, in our judgement, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:

.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate divisions in the Separate Account; or .. substitute the units of a division for the units of another division:
  . if units of a division are no longer available for investment; or . if in our judgement, investment in a division becomes inappropriate considering the purposes of the Separate Account.

MARKET TIMING DISCLOSURE
The Contract does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Contract owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any Division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Contract owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. not accepting transfer requests from someone providing them for multiple
  Contracts for which he or she is not the owner; or

.. limiting the dollar amount that a Contract owner may transfer at any one time.

IMPORTANT INFORMATION ABOUT PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


DISTRIBUTION OF THE CONTRACT


The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. Though it is sold primarily by insurance agents who are employees of the Company, the Contract may also be offered by insurance agents or brokers who are not our employees but who are appointed by us to sell variable annuities. Our employees who sell the Contract are also registered representatives of Princor Financial Services Corporation, Principal Financial Group, Des Moines, Iowa 50392-0200. Princor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. When the Contract is sold by our employees, as the principal underwriter, Princor is paid 1.35% of purchase payments by the Company for the distribution of the Contract. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is an indirectly wholly-owned subsidiary of the Company.


In addition to being sold by our employees, the Contract may be offered through other registered representatives of Princor and registered representatives of other selected broker-dealers. Such broker-dealers are either registered under the Securities Exchanges Act of 1934 or are exempt from such registration. When the Contract is sold by other than our employees, as the principal underwriter, Princor is paid 1.50% of purchase payments by the Company for the distribution of the Contract.

PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. The Contract was not offered prior to April 30, 1999. However, shares of Accounts in which certain divisions of the Separate Account invest were offered prior to that date. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as if the Contract had been issued on or after the date the mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.


Other divisions of the Separate Account were not offered until April 30, 1999. Performance data for these divisions are calculated utilizing standardized performance formulas and shows performance since the inception date of the division.


The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value.


VOTING RIGHTS


The Company votes shares of the underlying mutual funds held in the Separate Account at meetings of shareholders of those mutual funds. It follows your voting instructions if you have an investment in the corresponding division.


The number of shares in which you have a voting interest is determined by your investment in the division as of a "record date." The record date is set by the mutual fund within the requirements of the laws of the state which govern that mutual fund. The number of shares held in Separate Account B attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the mutual fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the mutual fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.


Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law that mutual fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, then the Company may vote mutual fund shares held in Separate Account B in its own right.


FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.


NON-QUALIFIED CONTRACTS
Section 72 of the Code governs the taxation of annuities in general.
.. Purchase payments made under non-qualified Contracts are not excludible or deductible from your gross income or any other person's gross income.
.. An increase in the accumulated value of a non-qualified Contract resulting from the investment performance of the Separate Account or interest credit to the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
.. Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
.. Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
.. The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
.. Annuity payments:
  . The investment in the Contract is generally the total of the purchase payments made.
  . The portion of the annuity payment that represents the amount by which the accumulated value exceeds the investment in the Contract is taxed as ordinary income. The remainder of each annuity payment is not taxed.
  . After the investment in the Contract is paid out, the full amount of any annuity payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.


A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a competent tax advisor with respect to the potential tax effects of such transactions.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
.. If the person receiving payments dies on or after the annuity payment date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
.. If you die prior to the annuity payment date, the entire interest in the Contract will be distributed:
  . within five years after the date of your death; or . as annuity payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
.. If you take a distribution from the Contract before you are 59 1/2, you may incur an income tax penalty.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuity payment date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect by written request to receive payment under an annuity payment option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the beneficiary as if a single sum payment had been made.


IRA
The Contract may be used to fund IRAs. The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant's gross income for tax purposes prior to the annuity payment date. The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.

If you are purchasing this Contract to fund a tax-qualified retirement plan (IRA, SEP, SIMPLE IRA), you should be aware that this tax deferral feature is available with any qualified investment vehicle and is not unique to an annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels. Carefully consider the features and benefits of the variable annuity in making the decision to purchase it.


The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.


With respect to IRAs or IRA rollovers, there is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is:
.. made on or after you reach age 59 1/2;
.. made to a beneficiary on or after your death;
.. made upon your disability;
.. part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
.. made to pay medical expenses;
.. for certain unemployment expenses;
.. for first home purchases (up to $10,000); or .. for higher education expenses.

ROLLOVER IRAS
If you receive a lump-sum from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling into a "Rollover Individual Retirement Annuity." Generally distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60-day limit and are under age 59 1/2, you will incur a 10% IRS penalty as well as income tax expenses.

WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.


MUTUAL FUND DIVERSIFICATION
The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investments underlying the Contracts. Under this Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.


STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


LEGAL OPINIONS


Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Senior Vice President.


LEGAL PROCEEDINGS


There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.


REGISTRATION STATEMENT


This Prospectus omits some information contained in the SAI (Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Commission. The SAI is a part of this Prospectus. You may request a free copy of the SAI by writing or telephoning Princor. You may obtain a copy of Part C of the Registration Statement from the Commission, Washington, D.C. by paying the prescribed fees.


OTHER VARIABLE ANNUITY CONTRACTS


The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.


INDEPENDENT AUDITORS


The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst and Young LLP, independent auditors, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS


The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as it relates to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.


CUSTOMER INQUIRIES


Your questions should be directed to: Principal Freedom/SM/ Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History.........................................

Independent Auditors ....................................................

Calculation of Yield and Total Return ...................................

Taxation Under Certain Retirement Plans.................................

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors.........................................

 Financial Statements...................................................

Principal Life Insurance Company

 Report of Independent Auditors.........................................

 Consolidated Financial Statements......................................

To obtain a free copy of the SAI write or telephone:

                     Principal Freedom/SM/ Variable Annuity
                           Principal Financial Group
                                 P.O. Box 9382
                          Des Moines, Iowa 50306-9382

                         Telephone: 1-800-852-4450

APPENDIX A - INVESTMENT DIVISIONS


The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc.

              INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation

              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Putnam Investment Management, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LIMITED TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Limited Term Bond
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to provide current income.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.

              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation

              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: UBS Global Asset Management (New York) Inc.
                through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

TEMPLETON GROWTH SECURITIES

              INVESTS IN: Franklin Templeton Variable Insurance Products Trust -
                Templeton Growth Securities Fund - Class 2
              INVESTMENT ADVISOR: Templeton Global Advisors Limited
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


                                     PART B






                      STATEMENT OF ADDITIONAL INFORMATION






                PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY CONTRACT







                            DATED APRIL 30, 2004






The Statement of Additional Information provides information about the Principal Freedom Variable Annuity sponsored by Principal Life Insurance Company.






This Statement of Additional Information is not a prospectus but does provide information that supplements the Contract's Prospectus dated April 30, 2004. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:





                     Principal Freedom/SM/ Variable Annuity
                           Principal Financial Group
                                 P.O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

                               TABLE OF CONTENTS


                                                                            Page


General Information and History.........................................3

Independent Auditors ....................................................3

Calculation of Yield and Total Return ...................................3

Taxation Under Certain Retirement Plans.................................5

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 9

 Financial Statements................................................... 10

Principal Life Insurance Company

 Report of Independent Auditors......................................... 68

 Consolidated Financial Statements...................................... 69

GENERAL INFORMATION AND HISTORY


Principal Life Insurance Company is the issuer of the Principal Freedom Variable Annuity (the "Contract"). In 1879, it was incorporated under the laws of the State of Iowa as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure was effective July 1, 1998.


INDEPENDENT AUDITORS


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as independent auditors for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.


Effective January 1, 1998, the Mutual Funds which corresponded to Accounts of the Principal Variable Contracts Fund, Inc. were reorganized as follows:

            CURRENT NAME                        OLD MUTUAL FUND NAME
            ------------                        --------------------
   Bond Account                       Principal Bond Fund, Inc.
   Capital Value Account              Principal Capital Accumulation Fund, Inc.
   MidCap Account                     Principal Emerging Growth Fund, Inc.
   Money Market Account               Principal Money Market Fund, Inc.
   International Account              Principal World Fund, Inc.



Effective May 1, 2000, the Mutual Fund which corresponds to the Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund Class 2 was reorganized as follows:

                 CURRENT NAME                       OLD MUTUAL FUND NAME
                 ------------                       --------------------
   Franklin Templeton Variable Insurance       Templeton Variable Products
   Products Trust-                             Series Fund -
   Templeton Growth Securities Fund - Class    Templeton Stock Fund Class 2
   2



Effective June 12, 2000, the Principal Variable Contracts Fund, Inc. Stock Index 500 Account changed its name to the LargeCap Stock Index Account.


The Contract was not offered prior to April 30, 1999. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as if the Contract had been issued on or after the date the Mutual Fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying Mutual Fund is derived by reducing the actual performance of the underlying Mutual Fund by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.

From time to time the Account advertises its Money Market division's "yield" and "effective yield" for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment under the contract in the division over a seven-day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2003, the 7-day annualized and effective yields were -0.22% and -0.22%, respectively.


In addition, the Separate Account advertises the "yield" for certain other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield." No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Contract.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Following are the hypothetical average annual total returns for the period ended December 31, 2002 assuming the Contract had been offered as of the effective dates of the underlying Mutual Funds in which the divisions invest:


                            EFFECTIVE                                         SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEAR  TEN YEAR   INCEPTION
       --------             ---------       --------  ---------  --------   ---------
 American Century
 Variable Portfolios,
 Inc. -
 VP Income & Growth      October 31, 1997    28.26%    -0.68%                  4.36%
 Principal Variable
 Contracts Fund, Inc.
 Bond                    December 18, 1987    3.70      4.53       5.63%       7.28
 Capital Value           May 13, 1970        24.43     -1.36       7.90       11.13
 Government Securities   April 9, 1987        0.98      4.89       5.50        6.94
 International           May 2, 1994         31.21     -1.43                   4.37
 LargeCap Growth
 Equity                  October 24, 2000    22.10         /                 -22.99
 LargeCap Stock Index    May 3, 1999         27.24                            -3.98
 Limited Term Bond       May 1, 2003             /                             0.21
 MidCap                  December 18, 1987   31.68      7.69      10.78       13.24
 MidCap Growth           May 1, 1998         39.39     -0.25                  -0.93
 MidCap Value            May 3, 1999         35.33                            11.51
 SmallCap                May 1, 1998         35.66      4.37          /       -0.38
 SmallCap Growth         May 1, 1998         44.41     -2.84          /       -2.11
 Templeton Variable
 Insurance Products
 Trust -
 Templeton Growth
 Securities Fund Class
 2                       August 24, 1988     31.02      7.05       8.59        9.76

TAXATION UNDER CERTAIN RETIREMENT PLANS


INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 through 2005 and $1,000 in 2006 and beyond.


Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses' contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse's compensation. No more than the individual IRA limit may be contributed to either spouse's IRA for any year.

              IRA - MAXIMUM ANNUAL CONTRIBUTION
  ----------------------------------------------------------
     YEAR      INDIVIDUAL IRA    INDIVIDUAL IRA + SPOUSAL IRA
     ----      --------------    ----------------------------
     2003          $3,000                  $ 6,000
     2004          $3,000                  $ 6,000
     2005          $4,000                  $ 8,000
     2006          $4,000                  $ 8,000
     2007          $4,000                  $ 8,000
     2008          $5,000                  $10,000



Starting in 2009, limits are indexed for cost-of-living.


Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.


For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple's Adjusted Gross Income is between $150,000 and $160,000; assuming taxes are filed jointly.

                         DEDUCTIBILITY OF TRADITIONAL IRA CONTRIBUTIONS FOR ACTIVE PARTICIPANTS
  ------------------------------------------------------------------------------------------------------------------
                    MARRIED INDIVIDUALS (FILING JOINTLY)                                 SINGLE INDIVIDUAL
  -----------------------------------------------------------------------   ----------------------------------------
                                  LIMITED                    NO                                LIMITED           NO
            YEAR                 DEDUCTION               DEDUCTION               YEAR         DEDUCTION      DEDUCTION
            ----                 ---------               ---------               ----         ---------      ---------
            2003                  $60,000                 $ 70,000               2003          $40,000        $50,000
            2004                  $65,000                 $ 75,000               2004          $45,000        $55,000
                                                                                 2005
            2005                  $70,000                 $ 80,000            and beyond       $50,000        $60,000
            2006                  $75,000                 $ 85,000
       2007 and beyond            $80,000                 $100,000



An individual may make non-deductible IRA contributions to the extent of the excess of:

1) The lesser of maximum annual contribution or 100% of compensation, over

2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 591/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 701/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.


SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the amounts in the chart below.

         SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)
  ----------------------------------------------------
        YEAR            EMPLOYER ANNUAL CONTRIBUTION
        ----            ----------------------------
   2003 and beyond   Indexed for cost-of-living.



Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.


These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions."


No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.


Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

         SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR-SEP)
  --------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL           CATCH-UP CONTRIBUTION
        ----             -----------------           ---------------------
        2003                  $12,000                       $2,000
        2004                  $13,000                       $3,000
        2005                  $14,000                       $4,000
        2006                  $15,000                       $5,000

   2007 and beyond  Indexed for cost-of-living.   Indexed for cost-of-living.

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.


Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.


Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


Elective contribution amounts made under the salary reduction portions (i.e., those subject to the elective deferral limits shown below) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example in 2005, an individual under age 50 who defers the maximum of $10,000 to a SIMPLE IRA of one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $4,000 in 2005 ($14,000 - $10,000) to the 401(k) plan.


The employer generally must match either 100% of the employee's elective deferral, up to 3% of the employee's compensation or fixed nonelective contributions of 2% of compensation.

                              SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)
  ---------------------------------------------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL          CATCH-UP CONTRIBUTION      OVERALL LIMIT ON ELECTIVE DEFERRALS
        ----             -----------------          ---------------------      -----------------------------------
        2003                  $8,000                       $1,000                            $12,000
        2004                  $9,000                       $1,500                            $13,000
        2005                  $10,000                      $2,000                            $14,000
        2006        Indexed for cost-of-living.            $2,500                            $15,000
   2007 and beyond                               Indexed for cost-of-living.       Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.


Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.


Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.


                         Report of Independent Auditors

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Growth, AIM V.I. Core Equity, AIM V.I. Premier Equity, American Century VP Income & Growth, American Century VP Ultra, American Century VP Value, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus DIP Founders Discovery, Equity Growth, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Government Securities, Growth, International, International Emerging Markets, International SmallCap, INVESCO VIF-Dynamics, INVESCO VIF-Health Sciences, INVESCO VIF-Small Company Growth, INVESCO VIF-Technology, Janus Aspen MidCap Growth (formerly Janus Aspen Aggressive Growth), LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Templeton Growth Securities, and Utilities Divisions] as of December 31, 2003, and the related statements of operations for the year then ended, and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2003, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                                            /s/Ernst & Young LLP

Des Moines, Iowa
February 20, 2004

                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Assets and Liabilities

                                December 31, 2003

                                                AIM V.I. Growth      AIM V.I.
                                                   Division        Core Equity
                                                                     Division
                                               ---------------------------------
                                               ---------------------------------
Assets
Investments in shares of mutual funds, at marke    $20,390,427      $37,820,862

Liabilities                                                  -                -
                                               ---------------------------------
                                               ---------------------------------
Net assets                                         $20,390,427      $37,820,862
                                               =================================
                                               =================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                    $             -  $             -
                                                             -
   Pension Builder Plus                                      -                -
   Pension Builder Plus - Rollover IRA                       -                -
   Personal Variable                                         -                -
   Premier Variable                                          -                -
   Principal Freedom Variable Annuity                        -                -
   The Principal Variable Annuity                   18,044,651       31,417,377
   The Principal Variable Annuity With Purchase
       Payment Credit Rider                          2,345,776        6,403,485
Contracts in annuitization period:
   Bankers Flexible Annuity                                  -                -
   Pension Builder Plus - Rollover IRA                       -                -
                                               ---------------------------------
                                               ---------------------------------
Total net assets                                   $20,390,427      $37,820,862
                                               =================================
                                               =================================

Investments in shares of mutual funds, at cost     $37,644,636      $47,878,027
Shares of mutual fund owned                          1,374,944        1,806,154

Accumulation units outstanding:
   Bankers Flexible Annuity                                  -                -
   Pension Builder Plus                                      -                -
   Pension Builder Plus - Rollover IRA                       -                -
   Personal Variable                                         -                -
   Premier Variable                                          -                -
   Principal Freedom Variable Annuity                        -                -
   The Principal Variable Annuity                    3,250,196        3,941,555
   The Principal Variable Annuity With Purchase
       Payment Credit Rider                            430,468          818,474
Accumulation unit value:
   Bankers Flexible Annuity                        $         -      $         -
                                                             -
   Pension Builder Plus                                      -                -
   Pension Builder Plus - Rollover IRA                       -                -
   Personal Variable                                         -                -
   Premier Variable                                          -                -
   Principal Freedom Variable Annuity                        -                -
   The Principal Variable Annuity                         5.55             7.97
   The Principal Variable Annuity With Purchase
       Payment Credit Rider                               5.45             7.82

Annuitized units outstanding:
   Bankers Flexible Annuity                                  -                -
   Pension Builder Plus - Rollover IRA                       -                -
Annuitized unit value:
   Bankers Flexible Annuity                        $         -      $         -
                                                             -
   Pension Builder Plus - Rollover IRA                       -                -

See accompanying notes.

                       American
     AIM V.I.     Century VP Income American Century  American Century
     Premier           & Growth         VP Ultra        VP II Value          Asset
      Equity           Division         Division          Division        Allocation         Balanced
     Division                                                              Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $34,478,905       $24,813,567       $7,951,779       $11,980,780       $84,285,312      $109,670,750

              -                 -                -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $34,478,905       $24,813,567       $7,951,779       $11,980,780       $84,285,312      $109,670,750
===========================================================================================================
===========================================================================================================



$                -$                -$              - $              -  $                $
                                                                                     -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -         2,528,703
              -                 -                -                 -            51,720        10,074,608
              -         3,136,734                -                 -                 -                 -
     28,242,400        14,486,880        5,290,952         8,288,586        75,378,403        87,741,289
      6,236,505         7,189,953        2,660,827         3,692,194         8,855,189         9,326,150

              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $34,478,905       $24,813,567       $7,951,779       $11,980,780       $84,285,312      $109,670,750
===========================================================================================================
===========================================================================================================

    $45,181,933       $22,561,333       $7,429,164       $10,363,668       $84,867,486      $120,368,420
      1,704,345         3,776,799          866,207         1,539,946         7,208,873         8,239,726


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -         1,498,564
              -                 -                -                 -            49,445         5,850,443
              -           341,907                -                 -                 -                 -
      3,947,940         1,588,628          616,274           774,898         3,892,867         5,378,747
        888,179           800,959          314,843           348,564           465,913           582,456

$             -   $             -   $            -    $           -       $         -       $         -
                                                                                    -                 -
              -                 -                -                -                 -                 -
              -                 -                -                -                 -                 -
              -                 -                -                -                 -              1.69
              -                 -                -                -              1.05              1.72
              -              9.17                -                -                 -                 -
           7.15              9.12             8.59             10.70             19.36             16.31
           7.02              8.98             8.45             10.59             19.01             16.01


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -

$             -   $             -   $            -    $           -       $         -       $          -
                                                                                     -                 -
              -                 -                -                 -                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003

                                                                             Bond         Capital Value
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $234,068,815     $205,388,604

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $234,068,815     $205,388,604
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                $          -   $    2,816,487
                                                                                      -
   Pension Builder Plus                                                               -        3,624,391
   Pension Builder Plus - Rollover IRA                                                -          361,270
   Personal Variable                                                          1,777,852        4,048,865
   Premier Variable                                                           7,936,106       20,135,527
   Principal Freedom Variable Annuity                                         8,101,234        2,194,702
   The Principal Variable Annuity                                           171,918,761      156,299,660
   The Principal Variable Annuity With Purchase Payment Credit Rider         44,334,862       15,637,953
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -           43,250
   Pension Builder Plus - Rollover IRA                                                -          226,499
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $234,068,815     $205,388,604
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $223,802,888     $214,666,449
Shares of mutual fund owned                                                  19,014,526        7,026,637

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -           94,247
   Pension Builder Plus                                                               -          682,229
   Pension Builder Plus - Rollover IRA                                                -           59,846
   Personal Variable                                                            958,753        1,618,427
   Premier Variable                                                           4,193,719        7,849,047
   Principal Freedom Variable Annuity                                           646,003          251,458
   The Principal Variable Annuity                                             9,857,760        7,375,957
   The Principal Variable Annuity With Purchase Payment Credit Rider          2,589,879          751,838
Accumulation unit value:
   Bankers Flexible Annuity                                            $                           29.88
                                                                                      -
   Pension Builder Plus                                                               -             5.31
   Pension Builder Plus - Rollover IRA                                                -             6.04
   Personal Variable                                                               1.85             2.50
   Premier Variable                                                                1.89             2.57
   Principal Freedom Variable Annuity                                             12.54             8.73
   The Principal Variable Annuity                                                 17.44            21.19
   The Principal Variable Annuity With Purchase Payment Credit Rider              17.12            20.80

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -            1,444
   Pension Builder Plus - Rollover IRA                                                -           37,520
Annuitized unit value:
   Bankers Flexible Annuity                                            $                           29.95
                                                                                      -
   Pension Builder Plus - Rollover IRA                                                -             6.04

See accompanying notes.

   Dreyfus DIP                          Fidelity          Fidelity
     Founders           Equity           VIP II         VIP Equity-      Fidelity VIP       Government
    Discovery           Growth         Contrafund          Income           Growth          Securities
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     $6,592,127       $208,587,034      $62,013,988      $24,125,340       $41,285,813      $341,729,801

              -                  -                -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $6,592,127       $208,587,034      $62,013,988      $24,125,340       $41,285,813      $341,729,801
===========================================================================================================
===========================================================================================================



$             -      $           -     $          -     $          -      $          -     $           -
                                 -                -                                  -                 -
              -                  -                -                -                 -           287,126
              -                  -                -                -                 -            53,401
              -                  -                -                -                 -         2,651,048
              -             72,039                -                -                 -         9,904,817
              -                  -                -                -                 -         1,969,397
      3,995,919        193,535,123       50,895,534       16,150,888        34,799,588       254,772,944
      2,596,208         14,979,872       11,118,454        7,974,452         6,486,225        72,091,068

              -                  -                -                -                 -                 -
              -                  -                -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $6,592,127       $208,587,034      $62,013,988      $24,125,340       $41,285,813      $341,729,801
===========================================================================================================
===========================================================================================================

     $5,614,570       $250,390,820      $61,536,230      $20,380,959       $58,014,035      $329,106,342
        739,028         14,160,695        2,689,245        1,050,755         1,335,246        29,033,968


              -                  -                -                -                 -                 -
              -                  -                -                -                 -           107,440
              -                  -                -                -                 -            18,385
              -                  -                -                -                 -         1,358,239
              -             83,897                -                -                 -         4,948,427
              -                  -                -                -                 -           198,162
        510,594          7,750,226        4,984,662        1,570,415         4,455,612        14,674,895
        337,007            611,156        1,109,393          782,983           846,087         4,230,409

$             -      $           -     $          -     $          -      $          -     $           -
                                 -                -                                  -                 -
              -                  -                -                -                 -             2.67
              -                  -                -                -                 -             2.90
              -                  -                -                -                 -             1.95
              -                .86                -                -                 -             2.00
              -                  -                -                -                 -             9.94
           7.83              24.97            10.21            10.28              7.81            17.36
           7.70              24.51            10.02            10.18              7.67            17.04


              -                  -                -                -                 -                 -
              -                  -                -                -                 -                 -

$             -      $           -     $          -     $          -      $          -     $           -
                                 -                -                                  -                 -
              -                  -                -                -                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003

                                                                            Growth        International
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $123,359,235     $137,067,625

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $123,359,235     $137,067,625
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $
                                                                                      -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                          3,039,321        1,882,070
   Premier Variable                                                          14,695,419        6,911,107
   Principal Freedom Variable Annuity                                                 -        1,255,151
   The Principal Variable Annuity                                            99,902,040      109,123,449
   The Principal Variable Annuity With Purchase Payment Credit Rider          5,722,455       17,895,848
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $123,359,235     $137,067,625
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $177,082,616     $145,457,300
Shares of mutual fund owned                                                  11,265,684       11,939,689

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                          2,111,941        1,215,117
   Premier Variable                                                          10,006,463        4,372,431
   Principal Freedom Variable Annuity                                                 -          144,213
   The Principal Variable Annuity                                             7,024,539        7,445,734
   The Principal Variable Annuity With Purchase Payment Credit Rider            409,938        1,244,027
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $
                                                                                      -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                               1.44             1.55
   Premier Variable                                                                1.47             1.58
   Principal Freedom Variable Annuity                                                 -             8.70
   The Principal Variable Annuity                                                 14.22            14.66
   The Principal Variable Annuity With Purchase Payment Credit Rider              13.96            14.39

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                $
                                                                                      -                -
   Pension Builder Plus - Rollover IRA                                                -                -

See accompanying notes.

                                                                            INVESCO
  International                                           INVESCO          VIF-Small
 Emerging Markets   International        INVESCO         VIF-Health     Company Growth       INVESCO
     Division     SmallCap Division   VIF-Dynamics   Sciences Division     Division       VIF-Technology
                                        Division                                             Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $16,413,769       $51,539,854        $2,038,741      $12,246,239        $2,496,782       $5,577,617

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $16,413,769       $51,539,854        $2,038,741      $12,246,239        $2,496,782       $5,577,617
===========================================================================================================
===========================================================================================================



$              -  $                -$              - $                -$              - $              -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
         44,972            19,475                 -                -                 -                -
              -                 -                 -                -                 -                -
     10,692,158        42,419,290         1,176,857        7,725,376         1,775,134        3,814,306
      5,676,639         9,101,089           861,884        4,520,863           721,648        1,763,311

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $16,413,769       $51,539,854        $2,038,741      $12,246,239        $2,496,782       $5,577,617
===========================================================================================================
===========================================================================================================

    $12,224,583   $47,573,432            $1,827,894      $11,311,212        $2,279,001       $5,079,343
      1,276,343   3,753,813                 173,215          696,997           184,537          469,892


              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
         32,473   17,002                          -                -                 -                -
              -   -                               -                -                 -                -
        805,643   2,904,637                 160,978          830,053           234,547          716,265
        435,767   634,905                   119,766          493,448            96,864          336,381

$                -$                -$              - $               - $              - $               -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
           1.38   1.15                            -                -                 -                -
              -   -                               -                -                 -                -
          13.27   14.60             7.31             9.31              7.57             5.33
          13.03   14.33             7.20             9.16              7.45             5.24


              -   -                               -                -                 -                -
              -   -                               -                -                 -                -

$                -$                -$              - $              -  $              - $              -
              -   -                               -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003


                                                                          Janus Aspen
                                                                         MidCap Growth       LargeCap
                                                                           Division           Blend
                                                                                             Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $14,913,079      $50,195,427

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $14,913,079      $50,195,427
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            9,565,435       34,773,984
   The Principal Variable Annuity With Purchase Payment Credit Rider         5,347,644       15,421,443
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $14,913,079      $50,195,427
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $16,375,416      $44,092,659
Shares of mutual fund owned                                                    708,460        4,840,446

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            1,819,265        3,446,682
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,036,215        1,543,500
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                                 5.26            10.09
   The Principal Variable Annuity With Purchase Payment Credit Rider              5.16             9.99

Annualized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

 LargeCap Growth       LargeCap         LargeCap          Limited                         MidCap Growth
 Equity Division     Stock Index          Value      Term Bond Division MidCap Division      Division
                       Division         Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $15,477,925       $93,977,440       $42,122,329      $20,445,921      $277,285,964      $41,401,897

              -                 -                 -                                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $15,477,925       $93,977,440       $42,122,329      $20,445,921      $277,285,964      $41,401,897
===========================================================================================================
===========================================================================================================



$                -$                -$                $              -  $                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -         3,804,262                -
         32,736           222,192                 -                -        15,928,229           83,880
      1,153,783         9,007,623                 -        1,163,815         2,060,700          921,697
      9,000,888        62,559,154        31,037,619       13,748,453       227,134,683       30,325,632
      5,290,518        22,188,471        11,084,710        5,533,653        28,358,090       10,070,688
              -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $15,477,925       $93,977,440       $42,122,329      $20,445,921      $277,285,964      $41,401,897
===========================================================================================================
===========================================================================================================

    $15,534,139       $97,832,680       $36,138,507      $20,467,800      $228,494,284      $41,046,736
      3,462,623        11,659,732         3,900,216        2,046,639         7,382,480        4,704,761


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -         1,351,969                -
         45,516           239,143                 -                -         5,547,002           88,132
        101,203         1,073,502                 -          116,562           145,693           90,773
      1,674,654         7,596,333         2,947,666        1,380,439         8,364,124        3,254,774
      1,002,839         2,744,912         1,063,037          557,713         1,063,890        1,101,189

$              -  $                -$                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -              2.81                -
            .72               .93                 -                               2.87              .95
          11.40              8.39                 -             9.98             14.14            10.15
           5.37              8.24             10.53             9.96             27.16             9.32
           5.28              8.08             10.43             9.92             26.66             9.15


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

$              -  $                -$                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003

                                                                          MidCapValue      Money Market
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $37,405,845     $107,056,300

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $37,405,845     $107,056,300
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $       684,160
                                                                                     -
   Pension Builder Plus                                                              -            7,419
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -        2,249,802
   Premier Variable                                                            207,724        8,837,131
   Principal Freedom Variable Annuity                                        2,986,713        5,538,037
   The Principal Variable Annuity                                           24,402,826       67,934,959
   The Principal Variable Annuity With Purchase Payment Credit Rider         9,808,582       21,804,792
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $37,405,845     $107,056,300
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $30,972,017     $107,056,300
Shares of mutual fund owned                                                  2,647,264      107,056,300

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -          318,871
   Pension Builder Plus - Rollover IRA                                               -            3,224
   Personal Variable                                                                 -        1,540,908
   Premier Variable                                                            172,631        5,902,643
   Principal Freedom Variable Annuity                                          175,874          495,764
   The Principal Variable Annuity                                            2,126,346        5,146,528
   The Principal Variable Annuity With Purchase Payment Credit Rider           868,228        1,682,884
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $             -
                                                                                     -
   Pension Builder Plus                                                              -             2.15
   Pension Builder Plus - Rollover IRA                                               -             2.30
   Personal Variable                                                                 -             1.46
   Premier Variable                                                               1.20             1.50
   Principal Freedom Variable Annuity                                            16.98            11.17
   The Principal Variable Annuity                                                11.48            13.20
   The Principal Variable Annuity With Purchase Payment Credit Rider             11.30            12.96

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                $
                                                                                     -                -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                                           Templeton
                                        SmallCap          SmallCap          Growth
   Real Estate    SmallCap Division      Growth            Value          Securities        Utilities
     Division                           Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $71,203,391       $50,283,315       $41,565,742      $56,508,984        $1,193,400      $27,202,954

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $71,203,391       $50,283,315       $41,565,742      $56,508,984        $1,193,400      $27,202,954
===========================================================================================================
===========================================================================================================



$                -$                -$                $              -  $              - $                -
                                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
        277,574            27,900            78,279          158,958                 -           13,897
              -         2,183,307           886,372                -                 -                -
     53,486,975        39,125,515        34,318,730       43,093,686         1,193,400       22,479,806
     17,438,842         8,946,593         6,282,361       13,256,340                 -        4,709,251

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $71,203,391       $50,283,315       $41,565,742      $56,508,984        $1,193,400      $27,202,954
===========================================================================================================
===========================================================================================================

    $57,114,464       $50,456,140       $67,035,992      $43,367,484        $1,164,379      $34,158,322
      4,778,751         6,309,073         4,971,979        3,757,246           106,649        3,430,385


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
        183,596            30,325           125,381          121,112                 -           17,546
              -           181,997           115,648                -            94,381                -
      3,015,095         4,064,872         3,973,466        2,477,509                 -        2,380,899
      1,001,493           946,964           741,069          776,437                 -          508,141

$                -$                -$                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
           1.51               .92               .62             1.31                 -              .79
              -             12.00              7.66                -             12.64                -
          17.74              9.63              8.64            17.39                 -             9.44
          17.41              9.45              8.48            17.07                 -             9.27


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

$                -              $   $                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2003

                                                                                              American
                                                                              AIM V.I.       Century VP
                                            AIM V.I. Growth  AIM V.I. Core Premier Equity Income & Growth
                                                Division        Equity        Division        Division
                                                               Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $                  $   342,528   $     94,948    $   200,551
                                                         -

Expenses:
   Mortality and expense risks                     221,104         414,692         374,638       211,698
   Separate account rider charges                   10,808          30,921          29,689        30,828
                                            ---------------------------------------------------------------
 Net investment income (loss)                     (231,912)       (103,085)       (309,379)      (41,975)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (losses) on sale of fund          (3,698,841)     (2,904,706)     (1,931,457)     (160,698)
   shares
Capital gain distributions                               -               -               -             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (losses) on investments     (3,698,841)     (2,904,706)     (1,931,457)     (160,698)

Change in net unrealized appreciation or
   depreciation of investments                   8,522,752       9,923,491       8,657,841     4,819,595
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets           $4,591,999      $6,915,700      $6,417,005    $4,616,922
   resulting from operations
                                            ===============================================================

See accompanying notes.

American Century American Century
    VP Ultra         VP Value     Asset Allocation
    Division         Division         Division         Balanced          Bond         Capital Value
                                                       Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


$              -   $     27,160      $  1,467,485    $  2,947,777      $9,567,023      $  2,634,886


        84,793           66,675           949,988       1,146,408       2,712,941         2,070,594
        12,923            9,765            42,431          38,177         224,414            70,556
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (97,716)         (49,280)          475,066       1,763,192       6,629,668           493,736
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


       (79,603)          (6,818)       (1,888,873)     (3,761,560)        694,334        (4,531,146)
             -                -                 -               -               -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (79,603)          (6,818)       (1,888,873)     (3,761,560)        694,334        (4,531,146)


     1,424,749        1,686,630        15,469,547      18,072,534        (229,444)       43,922,707
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $1,247,430       $1,630,532       $14,055,740     $16,074,166      $7,094,558       $39,885,297
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2003


                                              Dreyfus DIP                     Fidelity      Fidelity VIP
                                                Founders     Equity Growth     VIP II      Equity- Income
                                               Discovery       Division      Contrafund       Division
                                                Division                      Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $              - $     774,845  $     166,971   $     88,336

Expenses:
   Mortality and expense risks                      42,921       2,342,450        614,994        146,629
   Separate account rider charges                    8,549          67,452         50,628         21,945
                                            ---------------------------------------------------------------
 Net investment income (loss)                      (51,470)     (1,635,057)      (498,651)       (80,238)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares         20,353      (8,432,347)      (862,882)         6,993
Capital gain distributions                               -               -              -              -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments           20,353      (8,432,347)      (862,882)         6,993

Change in net unrealized appreciation or
   depreciation of investments                   1,177,986      50,974,630     13,482,385      3,817,936
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets           $1,146,869     $40,907,226    $12,120,852     $3,744,691
   resulting from operations
                                            ===============================================================

See accompanying notes.

                                                                   International
  Fidelity VIP      Government                                     Emerging Markets   International
 Growth Division    Securities         Growth       International      Division     SmallCap Division
                     Division         Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


 $       66,790      $12,157,064    $     257,644     $  1,132,605    $   108,991     $     509,465


        434,207        4,298,321        1,293,105        1,280,973        118,428           460,118
         28,525          429,981           28,245           68,497         20,123            35,160
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (395,942)       7,428,762       (1,063,706)        (216,865)       (29,560)           14,187
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


     (2,771,173)       2,047,895      (12,722,688)      (5,388,986)       (37,158)       (2,820,743)
              -                -                -                -              -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     (2,771,173)       2,047,895      (12,722,688)      (5,388,986)       (37,158)       (2,820,743)


     12,649,041       (8,300,799)      39,344,003       36,598,232      4,657,895        19,529,973
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

   $  9,481,926     $  1,175,858      $25,557,609      $30,992,381     $4,591,177       $16,723,417
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2003

                                                                               INVESCO
                                                INVESCO         INVESCO       VIF-Small       INVESCO
                                              VIF-Dynamics    VIF-Health   Company Growth  VIF-Technology
                                                Division       Sciences       Division        Division
                                                               Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $           -   $              $           -  $              -
                                                                         -

Expenses:
   Mortality and expense risks                     12,167          107,608        20,855          38,727
   Separate account rider charges                   2,374           18,336         3,005           5,813
                                            ---------------------------------------------------------------
 Net investment income (loss)                     (14,541)        (125,944)      (23,860)        (44,540)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares        12,763          (80,827)      (10,029)        (41,504)
Capital gain distributions                              -                -             -               -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments          12,763          (80,827)      (10,029)        (41,504)

Change in net unrealized appreciation or
   depreciation of investments                    310,340        2,291,382       487,677       1,133,877
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets            $308,562       $2,084,611      $453,788      $1,047,833
   resulting from operations
                                            ===============================================================

(1)  Commenced operations May 17, 2003.
(2) Represented the operations of the Janus Aspen Aggressive Growth Division until May 17, 2003 name change.

See accompanying notes.

   Janus Aspen                     LargeCap Growth
  MidCap Growth   LargeCap Blend       Equity          LargeCap     LargeCap Value       Limited
  Division (2)       Division         Division       Stock Index       Division         Term Bond
                                                       Division                       Division (1)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


$              -    $   281,907   $              -   $     978,764    $   396,945        $157,681


       150,205          335,755           66,322           826,478        285,785          61,391
        26,270           46,768           10,959            86,362         33,606           9,132
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (176,475)        (100,616)         (77,281)           65,924         77,554          87,158
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


      (352,135)             (48)        (101,279)       (1,165,193)        (3,999)          1,228
             -                -                -                 -              -               -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (352,135)             (48)        (101,279)       (1,165,193)        (3,999)          1,228


     3,984,036        6,532,064        1,403,871        18,057,963      6,379,123         (21,879)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $3,455,426       $6,431,400       $1,225,311       $16,958,694     $6,452,678       $  66,507
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2003

                                                                MidCap                         Money
                                                 MidCap         Growth      MidCap Value       Market
                                                Division       Division       Division        Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                  $  2,459,871  $                $     19,422    $1,037,931
                                                                         -

Expenses:
   Mortality and expense risks                   2,705,262         263,987        293,820     1,589,581
   Separate account rider charges                  117,018          26,932         36,614       179,544
                                            ---------------------------------------------------------------
 Net investment income (loss)                     (362,409)       (290,919)      (311,012)     (731,194)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares       (755,382)       (423,898)        36,054             -
Capital gain distributions                               -               -        416,300             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments         (755,382)       (423,898)       452,354             -

Change in net unrealized appreciation or
   depreciation of investments                  65,228,283       7,786,159      7,814,399             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $64,110,492      $7,071,342     $7,955,741   $  (731,194)
                                            ===============================================================

See accompanying notes.

                                                                       Templeton
                                      SmallCap         SmallCap         Growth
   Real Estate       SmallCap          Growth           Value         Securities        Utilities
    Division         Division         Division         Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


   $  1,866,654   $       34,210  $                  $     179,433     $  13,448        $1,074,213
                                                -


        611,426          394,638          385,167          496,890         7,646           299,982
         70,679           31,477           26,411           54,747             -            23,085
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      1,184,549         (391,905)        (411,578)        (372,204)        5,802           751,146
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


        261,686         (745,178)      (4,266,680)         130,481       (68,690)         (955,971)
      1,226,227                -                -        1,482,483             -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      1,487,913         (745,178)      (4,266,680)       1,612,964       (68,690)         (955,971)


     13,421,069       11,383,631       16,062,643       15,400,567       312,071         3,056,569
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $16,093,531      $10,246,548      $11,384,385      $16,641,327      $249,183        $2,851,744
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the Years Ended December 31, 2003 and 2002



                                                  AIM V.I. Growth           AIM V.I. Core Equity Division
                                                      Division                           (1)
                                           ------------------------------- --------------------------------
                                                2003           2002             2003            2002
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (231,912) $    (293,651)   $    (103,085) $    (399,322)
     Net realized gains (losses) on
       investments                             (3,698,841)    (6,562,643)      (2,904,706)    (4,379,890)
     Change in net unrealized
       appreciation or depreciation of
       investments                              8,522,752     (2,200,917)       9,923,491     (2,768,818)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                    4,591,999     (9,507,211)       6,915,700     (7,548,030)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              2,921,012      3,141,075        6,542,195      8,378,629
   Administration charges                          (6,286)        (6,463)         (16,246)       (14,614)
   Contingent sales charges                       (28,226)       (40,128)         (66,785)       (72,832)
   Contract terminations                       (1,343,370)    (1,528,972)      (2,811,000)    (2,700,901)
   Death benefit payments                         (54,747)      (162,128)        (264,248)      (225,707)
   Flexible withdrawal option payments           (288,978)      (387,082)        (742,859)      (798,578)
   Transfer payments to other contracts        (2,357,133)    (4,727,076)      (4,906,450)    (8,400,299)
   Annuity payments                                     -              -                -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                      (1,157,728)    (3,710,774)      (2,265,393)    (3,834,302)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                       3,434,271    (12,767,985)       4,650,307    (11,382,332)

Net assets at beginning of period              16,956,156     29,724,141       33,170,555     44,552,887
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $20,390,427    $16,956,156      $37,820,862    $33,170,555
                                           =============================== ================================

(1) Represented the operations of the AIM V.I. Growth and Income Division until May 18, 2002 name change.
(2) Represented the operations of the AIM V.I. Value Division until May 18, 2002 name change.

See accompanying notes.

                                            American Century
         AIM V.I. Premier                      VP Income &                       American Century
        Equity Division (2)                  Growth Division                    VP Ultra Division
----------------------------------------------------------------------- -----------------------------------
      2003              2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------


  $    (309,379)   $    (313,140)    $      (41,975)  $      (65,453)     $    (97,716)    $    (40,659)

     (1,931,457)      (3,583,818)          (160,698)        (286,509)          (79,603)        (121,058)

      8,657,841       (9,453,512)         4,819,595       (2,407,849)        1,424,749         (959,449)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      6,417,005                           4,616,922       (2,759,811)
                     (13,350,470)                                            1,247,430       (1,121,166)



      7,157,212       12,322,649         10,218,486       12,770,864         2,927,583        4,927,420
         (7,644)          (8,719)            (3,560)          (1,758)           (1,742)            (939)
        (44,892)         (56,189)           (18,233)          (7,556)           (9,358)          (3,346)
     (2,056,163)      (2,095,174)          (804,312)        (417,814)         (346,709)         (97,881)
       (234,753)        (124,382)           (10,074)         (35,436)           (8,725)               -
       (510,080)        (493,217)          (271,922)        (163,510)          (51,921)         (48,044)
     (3,552,051)      (7,034,946)        (2,478,544)      (2,268,159)         (654,233)        (874,218)
              -                -                  -                -                 -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
        751,629                           6,631,841        9,876,631
                       2,510,022                                             1,854,895        3,902,992
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      7,168,634      (10,840,448)        11,248,763        7,116,820         3,102,325        2,781,826

     27,310,271       38,150,719         13,564,804        6,447,984         4,849,454        2,067,628
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $34,478,905      $27,310,271        $24,813,567      $13,564,804        $7,951,779       $4,849,454
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002


                                                  American Century
                                                     VP II Value                  Asset Allocation
                                                    Division (3)                      Division
                                           ----------------------------------------------------------------
                                           --------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)           $    (49,280)  $    (11,633)    $     475,066    $ (1,083,838)
     Net realized gains (losses) on
       investments                                (6,818)       (28,192)       (1,888,873)     (2,324,940)
     Change in net unrealized
       appreciation or depreciation of         1,686,630        (69,518)
       investments                                                             15,469,547      (9,672,375)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                                          14,055,740     (13,081,153)
   resulting from operations                   1,630,532       (109,343)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             8,985,918      2,672,246        11,761,426      15,341,850
   Administration charges                         (1,114)          (140)          (29,105)        (30,872)
   Contingent sales charges                       (6,831)          (673)         (156,397)       (131,152)
   Contract terminations                        (261,686)       (23,371)       (7,402,576)     (5,022,589)
   Death benefit payments                              -              -          (341,236)       (463,984)
   Flexible withdrawal option payments          (667,673)       (15,310)       (1,859,777)     (1,801,025)
   Transfer payments to other contracts          (62,670)      (159,105)       (6,141,476)    (12,685,206)
   Annuity payments                                    -              -                 -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                                         (4,169,143)     (4,792,978)
   principal transactions                      7,985,944      2,473,647
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      9,616,476      2,364,304         9,886,597     (17,874,131)

Net assets at beginning of period              2,364,304              -        74,398,715      92,272,845
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                  $11,980,780     $2,364,304       $84,285,312     $74,398,715
                                           ================================================================

(3) Commenced operations May 18, 2002.

See accompanying notes.

         Balanced Division                    Bond Division                   Capital Value Division
----------------------------------------------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- -----------------------------------                  ------------------


  $    1,763,192   $    2,447,992     $    6,629,668   $    5,175,224   $       493,736  $       539,576

      (3,761,560)      (4,926,549)           694,334           84,496        (4,531,146)      (5,809,835)

      18,072,534      (15,452,608)          (229,444)       8,617,399        43,922,707      (27,195,743)
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

      16,074,166      (17,931,165)         7,094,558       13,877,119        39,885,297      (32,466,002)



      18,779,318       15,422,255         97,781,743       92,915,609        26,528,937       29,628,338
         (42,969)         (45,045)           (87,292)         (54,891)          (84,185)         (95,165)
        (169,951)        (196,260)          (424,783)        (303,357)         (268,398)        (287,845)
     (11,408,037)     (11,270,150)       (23,108,476)     (14,209,960)      (20,481,847)     (20,152,500)
        (599,887)        (915,403)        (1,479,648)      (1,085,450)         (693,211)      (1,075,581)
      (2,545,782)      (2,449,677)        (6,658,430)      (5,185,135)       (3,045,849)      (2,921,981)
      (8,997,884)     (15,120,111)       (49,825,765)     (26,892,927)      (12,151,950)     (21,164,987)
               -                -                  -                -                 -          (27,230)
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

      (4,985,192)     (14,574,391)        16,197,349       45,183,889       (10,196,503)     (16,096,951)
 ---------------------------------- ----------------------------------- -----------------------------------
      11,088,974      (32,505,556)        23,291,907       59,061,008        29,688,794      (48,562,953)

      98,581,776      131,087,332        210,776,908      151,715,900       175,699,810      224,262,763
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------
    $109,670,750    $  98,581,776       $234,068,815     $210,776,908      $205,388,604     $175,699,810
 ================================== =================================== ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                Dreyfus DIP Founders                Equity Growth
                                                 Discovery Division                    Division
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
                                                2003            2002             2003           2002
                                           -------------------------------- -------------------------------
                                           --------------------------------
 Increase (decrease) in net assets
   from operations:
    Net investment income (loss)            $    (51,470) $      (9,418)     $   (1,635,057)$   (2,276,003)
    Net realized gains (losses) on                                                             (14,482,208)
      investments                                 20,353        (15,326)         (8,432,347)
    Change in net unrealized
      appreciation or depreciation of
      investments                              1,177,986       (210,949)         50,974,630    (62,423,911)
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Net increase (decrease) in net assets         1,146,869       (235,693)         40,907,226    (79,182,122)
    resulting from operations
 Changes from principal transactions:
    Purchase payments, less sales
      charges, per payment fees and
      applicable premium taxes                 4,670,327      1,474,948          23,721,939     29,873,196
    Administration charges                          (635)          (210)           (110,042)      (143,434)
    Contingent sales charges                      (3,693)          (413)           (310,937)      (394,218)
    Contract terminations                       (113,190)       (12,304)        (14,794,323)   (15,198,811)
    Death benefit payments                             -              -            (489,218)    (1,583,658)
    Flexible withdrawal option payments          (18,693)        (3,416)         (2,499,045)    (2,707,304)
    Transfer payments to other contracts        (449,843)      (158,464)        (16,359,178)   (35,873,947)
    Annuity payments                                   -              -                   -              -
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Increase (decrease) in net assets from        4,084,273      1,300,141         (10,840,804)   (26,028,176)
    principal transactions
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Total increase (decrease)                     5,231,142      1,064,448          30,066,422   (105,210,298)

 Net assets at beginning of period             1,360,985        296,537         178,520,612    283,730,910
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Net assets at end of period                  $6,592,127     $1,360,985        $208,587,034   $178,520,612
                                           ================================ ===============================

(3) Commenced operations May 18, 2002.

See accompanying notes.

          Fidelity VIP II               Fidelity VIP Equity-Income             Fidelity VIP Growth
        Contrafund Division                    Division (3)                          Division
----------------------------------------------------------------------- -----------------------------------
                                    ----------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


  $    (498,651)    $    (281,879)    $     (80,238)    $    (15,101)      $   (395,942)   $    (468,727)

       (862,882)       (1,140,471)            6,993           (4,586)        (2,771,173)      (5,339,145)

     13,482,385        (3,739,862)        3,817,936          (73,555)        12,649,041       (9,894,594)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     12,120,852                                                               9,481,926      (15,702,466)
                       (5,162,212)        3,744,691          (93,242)



     16,621,826        16,911,048        18,497,777        4,429,431          6,797,857        9,529,932
                                             (1,981)            (153)           (12,988)         (12,411)
        (33,487)          (32,971)          (13,974)            (804)           (55,883)         (66,297)
        (87,188)          (71,372)         (476,172)         (28,152)        (2,443,549)      (2,502,664)
     (3,668,213)       (2,707,975)          (46,212)         (17,135)          (238,352)        (343,631)
       (263,210)         (266,439)          (92,982)         (11,271)          (564,683)        (601,760)
       (583,563)         (518,109)       (1,623,880)        (140,601)        (3,348,036)      (8,191,771)
     (5,078,808)       (7,379,607)                -                -                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      6,907,357         5,934,575                                               134,366       (2,188,602)
                                         16,242,576        4,231,315
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     19,028,209           772,363        19,987,267        4,138,073          9,616,292      (17,891,068)

     42,985,779        42,213,416         4,138,073                -         31,669,521       49,560,589
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $62,013,988       $42,985,779       $24,125,340       $4,138,073        $41,285,813      $31,669,521
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002



                                                Government Securities
                                                      Division                     Growth Division
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)           $    7,428,762 $    5,283,966   $   (1,063,706) $   (1,678,271)
     Net realized gains (losses) on
       investments                              $2,047,895      1,095,749      (12,722,688)    (21,124,015)
     Change in net unrealized                                  10,603,309
       appreciation or depreciation of
       investments                              (8,300,799)                     39,344,003     (31,876,676)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets            1,175,858     16,983,024       25,557,609     (54,678,962)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             166,618,130    178,463,010       11,123,850      14,753,416
   Administration charges                         (111,613)       (85,506)         (31,657)        (38,633)
   Contingent sales charges                       (602,033)      (420,021)        (174,622)       (259,390)
   Contract terminations                       (33,380,238)   (18,261,751)     (13,004,103)    (16,905,205)
   Death benefit payments                       (1,758,443)    (1,432,966)        (450,714)       (834,250)
   Flexible withdrawal option payments         (10,288,006)    (6,347,844)      (2,055,322)     (2,237,307)
   Transfer payments to other contracts        (98,132,041)   (33,558,128)      (9,204,804)    (22,888,160)
   Annuity payments                                      -              -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from          22,345,756    118,356,794      (13,797,372)    (28,409,529)
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                       23,521,614    135,339,818       11,760,237     (83,088,491)

Net assets at beginning of period              318,208,187    182,868,369      111,598,998     194,687,489
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $341,729,801   $318,208,187     $123,359,235    $111,598,998
                                           ================================================================

See accompanying notes.

                                     International Emerging Markets          International SmallCap
      International Division                     Division                            Division
----------------------------------------------------------------------- -----------------------------------
                                    ----------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


$      (216,865)  $      (820,866)   $      (29,560)  $      (66,338)    $       14,187    $    (362,402)

     (5,388,986)       (8,262,501)          (37,158)        (305,102)        (2,820,743)      (4,043,181)

     36,598,232       (12,240,046)        4,657,895         (487,259)        19,529,973       (1,967,979)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     30,992,381       (21,323,413)        4,591,177                          16,723,417       (6,373,562)
                                                            (858,699)



     34,589,910        28,567,567        12,465,791       10,446,681         15,841,515       15,777,321
        (27,472)          (23,561)           (4,177)          (2,204)           (18,378)         (17,838)
       (165,000)         (184,054)          (11,172)          (4,362)           (56,382)         (56,734)
    (12,302,266)       (9,916,613)         (406,037)        (145,034)        (2,381,535)      (2,142,940)
       (357,558)         (428,285)          (14,928)          (1,693)           (64,560)        (124,755)
     (1,464,149)       (1,402,413)         (114,370)         (67,941)          (362,724)        (369,452)
    (14,243,398)      (23,343,025)       (6,623,773)      (5,304,443)        (9,014,578)     (11,885,022)
              -                 -                 -                -                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      6,030,066        (6,730,384)        5,291,334                           3,943,358        1,180,580
                                                           4,921,004
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     37,022,447       (28,053,797)        9,882,511        4,062,305         20,666,775       (5,192,982)

    100,045,178       128,098,975         6,531,258        2,468,953         30,873,079       36,066,061
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
   $137,067,625      $100,045,178       $16,413,769     $  6,531,258        $51,539,854      $30,873,079
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                INVESCO VIF-Dynamics             INVESCO VIF-Health
                                                      Division                    Sciences Division
                                           ----------------------------------------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
   Net investment income (loss)               $    (14,541)  $   (5,129)   $    (125,944)   $    (70,378)
   Net realized gains (losses) on
     investments                                    12,763      (32,450)         (80,827)       (209,680)
   Change in net unrealized appreciation
     or depreciation of investments                310,340     (111,822)       2,291,382      (1,415,145)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                                          2,084,611      (1,695,203)
   resulting from operations                       308,562     (149,401)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                               1,803,907      426,735        5,541,177       6,280,236
   Administration charges                             (141)         (56)          (2,778)         (1,510)
   Contingent sales charges                           (881)      (1,094)         (12,459)         (6,240)
   Contract terminations                           (29,106)     (39,433)        (433,839)       (212,500)
   Death benefit payments                                -            -           (6,184)        (39,490)
   Flexible withdrawal option payments              (6,369)      (1,464)         (83,096)        (40,670)
   Transfer payments to other contracts           (394,445)    (165,437)      (1,214,703)     (1,580,969)
   Annuity payments                                      -            -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                                         3,788,118       4,398,857
   principal transactions                        1,372,965      219,251
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                        1,681,527       69,850        5,872,729       2,703,654

Net assets at beginning of period                  357,214      287,364        6,373,510       3,669,856
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                     $2,038,741     $357,214      $12,246,239      $6,373,510
                                           ================================================================

See accompanying notes.

         INVESCO VIF-Small                       INVESCO                           Janus Aspen
          Company Growth                      VIF-Technology                          MidCap
             Division                            Division                        Growth Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- ------------------
----------------------------------------------------------------------- -----------------------------------


  $    (23,860)     $    (14,147)    $    (44,540)    $    (19,149)      $    (176,475)   $    (158,263)

       (10,029)          (50,771)         (41,504)        (227,517)           (352,135)        (996,833)

       487,677          (299,182)       1,133,877         (662,859)          3,984,036       (2,761,018)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       453,788          (364,100)       1,047,833         (909,525)          3,455,426       (3,916,114)




     1,441,771         1,336,165        4,922,714        2,296,732           3,279,814        6,030,231
          (289)              (99)            (829)            (199)             (5,960)          (3,205)
        (4,298)           (2,368)          (3,577)          (2,901)            (13,260)         (11,199)
      (110,457)          (71,841)        (118,005)        (104,603)           (450,697)        (364,582)
             -                 -           (1,101)         (11,949)             (9,238)         (16,316)
        (7,277)           (6,046)         (35,858)          (6,380)            (63,481)         (81,867)
      (500,675)         (214,401)      (1,590,439)        (926,474)         (1,307,473)      (3,024,293)
             -                 -                -                -                   -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       818,775         1,041,410        3,172,905        1,244,226           1,429,705        2,528,769

----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     1,272,563           677,310        4,220,738          334,701           4,885,131       (1,387,345)

     1,224,219           546,909        1,356,879        1,022,178          10,027,948       11,415,293
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $2,496,782        $1,224,219       $5,577,617       $1,356,879         $14,913,079      $10,027,948
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                   LargeCap Blend                  LargeCap Growth
                                                    Division (3)                   Equity Division
                                           ----------------------------------------------------------------
                                                                           --------------------------------
                                                2003            2002            2003            2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)           $    (100,616)$      (16,959)  $      (77,281) $    (50,755)
     Net realized gains (losses) on
       investments                                    (48)       (12,201)       (101,279)      (205,054)
     Change in net unrealized
       appreciation or depreciation of          6,532,064
       investments                                              (429,296)      1,403,871     (1,229,077)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                           (458,456)      1,225,311     (1,484,886)
   resulting from operations                    6,431,400
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             35,880,756     13,010,576      11,412,991      3,629,465
   Administration charges                          (4,453)          (487)         (1,468)          (681)
   Contingent sales charges                       (28,597)        (1,718)         (8,718)        (3,794)
   Contract terminations                       (1,007,200)       (55,448)       (345,271)      (130,419)
   Death benefit payments                         (78,070)             -               -         (5,914)
   Flexible withdrawal option payments           (345,381)       (48,562)        (80,392)       (52,501)
   Transfer payments to other contracts        (2,301,433)      (797,500)       (485,490)      (642,758)
   Annuity payments                                     -              -               -              -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                                        10,491,652      2,793,398
   principal transactions                      32,115,622     12,106,861
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      38,547,022     11,648,405      11,716,963      1,308,512

Net assets at beginning of period              11,648,405              -       3,760,962      2,452,450
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $50,195,427    $11,648,405     $15,477,925     $3,760,962
                                           ================================================================

(3) Commenced operations May 18, 2002.
(4) Commenced operations May 17, 2003.

See accompanying notes.

                                                                                Limited

           LargeCap Stock                         LargeCap                 Term Bond Division
           Index Division                    Value Division (3)                   (4)
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
       2003              2002               2003             2002                 2003
------------------------------------------------------------------------- ---------------------


 $       65,924    $      (55,607)    $       77,554    $       19,210       $       87,158

     (1,165,193)       (2,543,046)            (3,999)          (37,589)               1,228

     18,057,963       (13,234,086)         6,379,123          (395,301)             (21,879)
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
     16,958,694       (15,832,739)                                                   66,507
                                           6,452,678          (413,680)



     36,342,637        31,404,881         28,340,750        12,749,044           22,826,289
        (23,569)          (20,388)            (3,619)             (609)                (822)
        (99,678)          (90,317)           (22,642)           (3,077)              (7,709)
     (4,675,389)       (3,619,103)          (840,148)         (112,881)            (241,429)
       (372,242)         (472,685)          (171,149)                -                    -
       (931,678)         (816,819)          (328,436)          (80,571)            (126,810)
     (8,252,408)      (12,159,066)        (2,263,092)       (1,180,239)          (2,070,105)
              -                 -                  -                 -                    -
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
     21,987,673        14,226,503                                                20,379,414
                                          24,711,664        11,371,667
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
     38,946,367        (1,606,236)        31,164,342        10,957,987           20,445,921

     55,031,073        56,637,309         10,957,987                 -                    -
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
    $93,977,440       $55,031,073        $41,122,329       $10,957,987          $20,445,921
========================================================================= =====================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002


                                                                                    MidCap Growth
                                                   MidCap Division                    Division
                                           ----------------------------------------------------------------
                                                                           --------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)          $     (362,409) $     (541,852)  $    (290,919)  $    (221,771)
     Net realized gains (losses) on
       investments                               (755,382)     (1,744,481)       (423,898)     (1,183,678)
     Change in net unrealized
       appreciation or depreciation of
       investments                             65,228,283     (25,759,650)      7,786,159      (4,244,450)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets          64,110,492     (24,557,021)      7,071,342      (5,649,899)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             46,948,409      43,208,980      24,367,262       5,350,625
   Administration charges                        (151,823)       (152,071)         (9,593)         (6,951)
   Contingent sales charges                      (354,125)       (314,421)        (25,053)        (25,805)
   Contract terminations                      (22,917,904)    (18,862,302)     (1,082,557)     (1,032,418)
   Death benefit payments                        (721,203)     (1,316,002)        (44,507)       (194,120)
   Flexible withdrawal option payments         (2,809,581)     (2,314,016)       (254,214)       (178,143)
   Transfer payments to other contracts       (16,710,381)    (25,034,994)     (3,558,250)     (2,955,675)
   Annuity payments                                     -               -               -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from          3,283,392      (4,784,826)     19,393,083         957,513
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      67,393,884     (29,341,847)     26,464,430      (4,692,386)

Net assets at beginning of period             209,892,080     239,233,927      14,937,467      19,629,853
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                  $277,285,964    $209,892,080     $41,401,897     $14,937,467
                                           ================================================================

See accompanying notes.

       MidCap Value Division              Money Market Division                Real Estate Division
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------


  $    (311,012)    $    (140,463)  $      (731,194)  $       176,936      $  1,184,549    $     709,590

        452,354           (84,545)                -                 -         1,487,913           53,604

      7,814,399        (1,432,854)                -                 -        13,421,069         (127,053)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      7,955,741        (1,657,862)         (731,194)          176,936        16,093,531          636,141



     19,350,493        17,078,556       217,597,516       243,677,082        33,670,363       29,659,384
         (4,873)           (1,842)          (41,244)          (41,512)          (20,597)          (9,677)
        (29,423)          (12,713)         (596,012)         (631,403)          (63,577)         (35,049)
     (1,357,377)         (544,299)      (34,795,034)      (28,356,420)       (2,678,121)      (1,278,438)
        (64,534)           (7,893)         (366,961)         (520,141)         (171,470)         (41,983)
       (298,623)         (125,099)       (4,470,525)       (3,795,995)         (929,465)        (598,412)
     (4,289,273)       (2,932,228)     (226,802,386)     (203,885,485)       (9,557,821)      (6,246,781)
              -                 -                 -                 -                 -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

     13,306,390        13,454,482       (49,474,646)        6,446,126        20,249,312       21,449,044
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     21,262,131        11,796,620       (50,205,840)        6,623,062        36,342,843       22,085,185

     16,143,714         4,347,094       157,262,140       150,639,078        34,860,548       12,775,363
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $37,405,845       $16,143,714      $107,056,300      $157,262,140       $71,203,391      $34,860,548
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                                                   SmallCap Growth
                                                 SmallCap Division                    Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2003           2002             2003            2002
                                           ------------------------------- --------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)           $    (391,905)  $    (337,335)  $    (411,578) $    (436,810)
     Net realized gains (losses) on
       investments                               (745,178)     (1,243,067)     (4,266,680)    (6,181,169)
     Change in net unrealized
       appreciation or depreciation of
       investments                             11,383,631      (7,851,136)     16,062,643    (15,584,689)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets          10,246,548      (9,431,538)     11,384,385    (22,202,668)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             20,802,456      14,076,016      12,995,577     10,865,423
   Administration charges                          (9,149)         (9,299)         (8,527)        (7,892)
   Contingent sales charges                       (41,695)        (41,053)        (40,596)       (58,629)
   Contract terminations                       (1,877,815)     (1,606,783)     (1,735,316)    (2,237,702)
   Death benefit payments                         (51,960)        (35,185)        (60,987)      (189,814)
   Flexible withdrawal option payments           (561,919)       (419,394)       (375,134)      (456,625)
   Transfer payments to other contracts        (4,081,417)     (6,501,182)     (5,761,304)    (6,430,692)
   Annuity payments                                     -               -               -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         14,178,501       5,463,120       5,013,712      1,484,069
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                     24,425,0549      (3,968,418)     16,398,097    (20,718,599)

Net assets at beginning of period              25,858,266      29,826,684      25,167,645     45,886,244
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $50,283,315     $25,858,266     $41,565,742    $25,167,645
                                           =============================== ================================

See accompanying notes.

                                                Templeton
           SmallCapValue                    Growth Securities
             Division                            Division                       Utilities Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


  $    (372,204)    $    (185,267)   $       5,802       $  13,044        $     751,146    $     778,200

      1,612,964          (156,414)         (68,690)        (14,672)            (955,971)      (2,329,517)

     15,400,567        (3,626,861)         312,071        (193,807)           3,056,569       (2,601,000)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

     16,641,327        (3,968,542)         249,183        (195,435)           2,851,744       (4,152,317)



     19,857,714        24,920,511          393,889         533,068            6,513,404        6,289,771
        (14,930)          (10,392)               -               -               (9,835)          (8,784)
        (51,339)          (40,565)          (1,104)           (631)             (36,510)         (41,772)
     (2,238,513)       (1,449,663)        (192,171)       (101,914)          (1,662,129)      (1,503,094)
        (67,528)          (75,303)            (630)              -             (136,040)        (113,986)
       (484,269)         (281,412)          (9,061)        (13,184)            (534,159)        (541,725)
     (7,898,990)       (7,054,164)         (70,616)        (83,290)          (2,744,435)      (6,533,759)
              -                 -                -               -                    -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      9,102,145        16,009,012          120,307         334,049            1,390,296       (2,453,349)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     25,743,472        12,040,470          369,490         138,614            4,242,040       (6,605,666)

     30,765,512        18,725,042          823,910         685,296           22,960,914       29,566,580
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $56,508,984       $30,765,512       $1,193,400        $823,910          $27,202,954      $22,960,914
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2003

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2003, contractholder investment options include the following open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (3)               AIM V.I. Growth Fund
     Asset Allocation Division                               AIM V.I. Core Equity Fund
     Balanced Division                                       AIM V.I. Premier Equity Fund
     Bond Division                                           American Century Variable Portfolios Inc.:
     Capital Value Division                                    VP Income & Growth
     Equity Growth Division                                    VP Ultra
     Government Securities Division                            VP Value (1)
     Growth Division                                         Dreyfus Investment Portfolios - Founders
     International Division                                    Discovery Portfolio
     International Emerging Markets Division                 Fidelity Variable Insurance Products Fund II:
     International SmallCap Division                           Equity - Income Portfolio
     LargeCap Blend Division                                 Fidelity Variable Insurance Products Fund:
     LargeCap Growth Equity Division                           Contrafund Portfolio
     LargeCap Stock Index Division                             Growth Portfolio
     LargeCap Value Division                                 Franklin Templeton Variable Insurance
     Limited Term Bond Division (2)                            Products Series Trust:
     MidCap Division                                             Growth Securities Fund Class 2
     MidCap Growth Division                                 INVESCO Variable Investment Funds:
     MidCap Value Division                                     Dynamics Fund
     Money Market Division                                     Health Sciences Fund
     Real Estate Division                                      Small Company Growth Fund
     SmallCap Division                                         Technology Fund
     SmallCap Growth Division                                Janus Aspen MidCap Growth Portfolio
     SmallCap Value Division
     Utilities Division

(1) Additional investment option available to contractholders as of May 18, 2002.
(2) Additional investment option available to contractholders as of May 17, 2003.
(3)  Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2003.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; Principal Freedom Variable Annuity; and The Principal Variable Annuity. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus .03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of .6%. For electing participants, the rider is deducted from the daily unit value.

In addition, during the year ended December 31, 2003, management fees were paid indirectly to Principal Management Corporation, an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of .35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the LargeCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                      Account                      Fee Range
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Bond, Government Securities, Money Market, Limited Term Bond  0.50% - 0.30%
   Balanced, Utilities                                           0.60    - 0.40
   MidCap                                                        0.65    - 0.45
   Asset Allocation, Equity Growth                               0.80    - 0.60
   SmallCap                                                      0.85    - 0.65
   MidCap Growth, Real Estate                                    0.90    - 0.70
   SmallCap Growth                                               1.00    - 0.80
   SmallCap Value                                                1.10    - 0.90
   International SmallCap                                        1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

              Account                             Fee Range
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

   Capital Value, Growth                        0.60% - 0.40%
   Large Cap Blend, Large Cap Value             0.75    - 0.55
   International                                0.85    - 0.65
   MidCap Value                                 1.05    - 0.85
   International Emerging Markets               1.25    - 1.05

3. Federal Income Taxes

The investment advisory and management fees for the LargeCap Growth Equity Account and LargeCap Stock Index Account are based on an annual rate of the average daily net assets, which are fixed at 1% and .35%, respectively.

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2003:

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Growth:
      The Principal Variable Annuity                                  $    2,371,818     $    4,064,676
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         549,194            245,976

   AIM V.I. Core Equity:
      The Principal Variable Annuity                                       4,108,128          7,226,595
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,776,596          2,026,607

   AIM V.I. Premier Equity:
      The Principal Variable Annuity                                       5,220,140          5,999,778
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,032,022            810,134

   American Century VP Income and Growth:
      Principal Freedom Variable Annuity                                   1,278,537            518,882
      The Principal Variable Annuity                                       6,456,393          2,781,760
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,684,108            528,530

   American Century VP Ultra:
      The Principal Variable Annuity                                       2,048,619            680,948
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         878,963            489,455

   American Century VP II Value:
      The Principal Variable Annuity                                  $    6,325,739    $       831,438
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,687,338            244,975

   Asset Allocation:
      Premier Variable                                                        48,843                648
      The Principal Variable Annuity                                      10,011,147         15,454,626
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,168,919          1,467,712

   Balanced:
      Personal Variable                                                      508,304            584,977
      Premier Variable                                                     2,799,176          4,048,051
      The Principal Variable Annuity                                      13,321,580         19,267,337
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,098,033          1,048,728

   Bond:
      Personal Variable                                                      695,829            397,501
      Premier Variable                                                     3,506,574          4,748,183
      Principal Freedom Variable Annuity                                   4,492,318          2,859,390
      The Principal Variable Annuity                                      66,279,535         60,605,876
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      32,374,511         15,910,800

   Capital Value:
      Bankers Flexible Annuity                                                36,574            390,222
      Pension Builder Plus                                                    61,924            288,249
      Pension Builder - Rollover IRA                                           6,177            259,341
      Personal Variable                                                      479,330            870,985
      Premier Variable                                                     2,777,047          6,961,005
      Principal Freedom Variable Annuity                                     938,656            503,578
      The Principal Variable Annuity                                      18,368,404         27,342,243
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,495,711          2,250,967

   Dreyfus DIP Founders Discovery:
      The Principal Variable Annuity                                  $    2,870,682    $       389,877
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,799,645            247,647

   Equity Growth:
      Premier Variable                                                        46,210             14,404
      The Principal Variable Annuity                                      18,796,507         34,663,624
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,654,067          2,294,617

   Fidelity VIP II Contrafund:
      The Principal Variable Annuity                                      12,569,813          8,676,947
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,218,984          1,703,144

   Fidelity VIP Equity-Income:
      The Principal Variable Annuity                                      12,454,329          1,949,062
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,131,784            474,713

   Fidelity VIP Growth:
      The Principal Variable Annuity                                       4,844,940          6,441,971
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,019,709            684,254

   Government Securities:
      Pension Builder                                                         53,521            264,120
      Pension Builder - Rollover IRA                                           2,588             18,364
      Personal Variable                                                      644,075          1,013,144
      Premier Variable                                                     3,971,220          7,600,107
      Principal Freedom Variable Annuity                                   2,130,863            179,764
      The Principal Variable Annuity                                     122,813,471        107,207,719
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              49,159,457         32,717,459

   Growth:
      Personal Variable                                              $       548,019    $       657,528
      Premier Variable                                                     2,583,483          4,716,857
      The Principal Variable Annuity                                       5,966,332         19,216,656
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,283,660          1,651,531

   International:
      Personal Variable                                                    2,496,088          2,575,915
      Premier Variable                                                     1,056,354          2,356,270
      Principal Freedom Variable Annuity                                     433,070            109,344
      The Principal Variable Annuity                                      19,252,086         18,343,619
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              12,484,919          6,524,168

   International Emerging Markets:
      Premier Variable                                                        39,668                290
      The Principal Variable Annuity                                       5,610,011          2,451,944
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,925,102          4,860,773

   International SmallCap:
      Premier Variable                                                        24,169              7,691
      The Principal Variable Annuity                                       8,599,030          6,903,460
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               7,727,779          5,482,282

   INVESCO VIF-Dynamics:
      The Principal Variable Annuity                                       1,136,386            411,628
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 667,520             33,854

   INVESCO VIF-Health Science:
      The Principal Variable Annuity                                       3,185,917          1,081,237
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,355,261            797,767

   INVESCO VIF-Small Company Growth:
      The Principal Variable Annuity                                  $    1,170,993    $       538,332
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 270,778            108,524

   INVESCO VIF-Technology:
      The Principal Variable Annuity                                       3,820,526          1,612,412
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,102,188            181,937

   Janus Aspen MidCap Growth:
      The Principal Variable Annuity                                       2,027,308          1,282,325
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,252,505            744,258

   LargeCap Blend:
      The Principal Variable Annuity                                      24,481,205          3,024,107
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              11,681,459          1,123,551

   LargeCap Growth Equity:
      Premier Variable Annuity                                                31,782                 10
      Principal Freedom Variable Annuity                                   1,133,013             16,791
      The Principal Variable Annuity                                       6,360,857            722,567
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,887,339            259,252

   LargeCap Stock Index:
      Premier Variable Annuity                                               317,980            199,164
      Principal Freedom Variable Annuity                                   5,078,213          1,646,979
      The Principal Variable Annuity                                      20,445,320         10,930,145
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      11,479,887          2,491,515

   LargeCap Value:
      The Principal Variable Annuity                                   $  20,774,242     $    3,025,687
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       7,963,453            922,790

   Limited Term Bond:
      Freedom Variable Annuity                                             1,200,249             36,086
      The Principal Variable Annuity                                      15,562,969          1,815,924
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,220,753            665,388

   MidCap:
      Personal Variable Annuity                                              684,979            858,797
      Premier Variable Annuity                                             2,528,759          5,948,976
      Principal Freedom Variable Annuity                                   1,047,485            253,570
      The Principal Variable Annuity                                      32,349,996         35,604,725
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      12,797,062          3,821,230

   MidCap Growth:
      Premier Variable                                                        79,482              3,550
      Principal Freedom Variable Annuity                                     314,218             84,511
      The Principal Variable Annuity                                      17,156,810          4,305,783
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,816,753            871,250

   MidCap Value:
      Premier Variable                                                       150,689              2,037
      Principal Freedom Variable Annuity                                   1,184,820            357,820
      The Principal Variable Annuity                                      12,703,443          4,498,070
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,747,266          1,516,613

   Money Market:
      Pension Builder                                              $           5,300   $         30,334
      Pension Builder - Rollover IRA                                             120              8,649
      Personal Variable                                                    3,121,721          3,190,990
      Premier Variable                                                     8,136,388         11,609,636
      Principal Freedom Variable Annuity                                  10,221,887          8,229,799
      The Principal Variable Annuity                                     127,846,480        161,056,649
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      69,303,551         84,715,230

   Real Estate:
      Premier Variable                                                       196,318             27,018
      The Principal Variable Annuity                                      27,227,924         11,304,211
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       9,339,002          2,771,927

   SmallCap:
      Premier Variable                                                        31,203              6,053
      Principal Freedom Variable Annuity                                     917,646            266,891
      The Principal Variable Annuity                                      15,127,491          5,791,906
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,760,327            985,221

   SmallCap Growth:
      Premier Variable                                                        55,623                344
      Principal Freedom Variable Annuity                                     410,509             73,230
      The Principal Variable Annuity                                      10,052,807          7,502,258
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,476,636            817,609

   SmallCap Value:
      Premier Variable                                                        96,456              6,546
      The Principal Variable Annuity                                      16,290,658          9,401,540
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,132,516          1,899,120

   Templeton Growth Securities:
      Principal Freedom Variable Annuity                             $       407,337    $       281,228

   Utilities:
      Premier Variable                                                        11,295              1,487
      The Principal Variable Annuity                                       5,747,737          4,727,504
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,828,585            717,184

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                                      2003                             2002
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  AIM V.I. Growth:
     The Principal Variable Annuity            484,359          828,814          450,650        1,292,911
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   112,153           50,156          157,476          103,273

  AIM V.I. Core Equity:
     The Principal Variable Annuity            569,227        1,028,132          796,051        1,547,782
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   384,728          288,326          356,115          211,475

  AIM V.I. Premier Equity:
     The Principal Variable Annuity            830,402          918,040        1,391,604        1,367,431
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   323,247          123,961          399,618          149,824

  American Century VP Income and Growth:
     Principal Freedom Variable Annuity        151,175           61,297          133,152           52,242
     The Principal Variable Annuity            803,449          336,761          986,394          232,719
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   334,017           63,984          448,526           98,507

  American Century VP Ultra:
     The Principal Variable Annuity            265,152           84,858          392,613           76,978
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   113,764           60,994          214,502           59,239

  American Century VP II Value:
     The Principal Variable Annuity            669,378           83,363          202,948           11,065
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   284,369           25,446          102,729           13,088

  Asset Allocation:
     Premier Variable                           49,380              608              177              608
     The Principal Variable Annuity            516,704          859,149          699,433        1,107,937
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   163,557           81,593          180,040           74,444

  Balanced:
     Personal Variable                         287,170         374,542           251,621         292,453
     Premier Variable                        1,620,244       2,581,193         1,582,260       2,900,370
     The Principal Variable Annuity            764,228       1,247,645           597,222       1,660,752
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   292,462          67,910           247,320          39,549

  Bond:
     Personal Variable                         344,432         211,067           285,082         227,502
     Premier Variable                        1,689,114       2,542,934         1,751,775       1,768,796
     Principal Freedom Variable Annuity        340,614         228,130           318,311          86,169
     The Principal Variable Annuity          3,538,733       3,415,480         4,001,168       2,325,586
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,728,507         896,662         1,302,671         350,097

  Capital Value:
     Bankers Flexible Annuity                        -          14,192                 -          34,847
     Pension Builder                             3,798          52,094             2,620         108,092
     Pension Builder - Rollover IRA                  -          46,325             3,091          35,839
     Personal Variable                         196,235         391,931           214,089         647,157
     Premier Variable                        1,113,028       3,086,904         1,129,392       3,134,635
     Principal Freedom Variable Annuity        113,326          62,464            53,849          33,599
     The Principal Variable Annuity            908,167       1,415,207           974,682       1,816,212
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   321,160         116,508           408,318         120,147

  Dreyfus DIP Founders Discovery:
     The Principal Variable Annuity            428,938          52,052           129,255          17,087
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   268,903          33,063            97,573           8,515

  Equity Growth:
     Premier Variable                           60,015          17,093            65,036          24,572
     The Principal Variable Annuity            823,878       1,507,088           984,343       2,356,674
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   247,826          99,764           284,490         105,889

  Fidelity VIP II Contrafund:
     The Principal Variable Annuity          1,407,331         946,698         1,417,094       1,165,210
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   472,362         185,821           527,886         123,405

  Fidelity VIP Equity-Income:
     The Principal Variable Annuity          1,400,843         204,545           392,209          18,092
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   689,693          49,819           150,297           7,188

  Fidelity VIP Growth:
     The Principal Variable Annuity            703,551         922,581           960,906       1,571,530
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   293,289          97,995           358,576         161,496

  Government Securities:
     Pension Builder                            12,859          95,979               472          42,001
     Pension Builder - Rollover IRA                  -           6,073                 -           2,705
     Personal Variable                         271,996         511,325           327,960         313,459
     Premier Variable                        1,756,820       3,795,310         2,397,856       1,375,930
     Principal Freedom Variable Annuity        215,886          17,724                 -               -
     The Principal Variable Annuity          6,640,193       6,020,910         7,207,006       2,553,992
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 2,657,919       1,837,450         3,160,128         844,323

  Growth:
     Personal Variable                         424,611         512,337           422,806         461,139
     Premier Variable                        2,003,622       3,575,437         2,282,355       5,523,939
     The Principal Variable Annuity            469,031       1,484,340           592,034       2,529,680
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   179,525         127,568           210,960         124,127

  International:
     Personal Variable                       1,838,583       1,902,086           226,081         304,176
     Premier Variable                          759,923       1,782,059           940,361       2,522,426
     Principal Freedom Variable Annuity         56,689          14,401            42,289          19,922
     The Principal Variable Annuity          1,556,109       1,500,893         1,334,537       2,074,309
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,009,132         533,814           899,641         542,765

  International Emerging Markets:
     Premier Variable                           32,214             284               543               -
     The Principal Variable Annuity            560,042         260,591           572,129         218,641
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   691,327         516,600           563,541         414,003

  International SmallCap:
     Premier Variable                           23,530           7,068               540               -
     The Principal Variable Annuity            777,547         646,940           886,632         960,686
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   698,766         513,758           617,296         432,463

  INVESCO VIF-Dynamics:
     The Principal Variable Annuity            175,599          59,802            42,827          28,373
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   103,148           4,918            21,062           4,803

  INVESCO VIF-Health Science:
     The Principal Variable Annuity            388,598         126,290           505,616         189,872
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   287,280          93,181           221,075          42,685

  INVESCO VIF-Small Company Growth:
       The Principal Variable Annuity          170,189          76,562           131,333          35,436
       The Principal Variable Annuity
         With Purchase Payment Credit
         Rider                                  39,354          15,434            67,376          14,266

  INVESCO VIF-Technology:
     The Principal Variable Annuity            817,643          330,529          307,217          178,237
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   235,883           37,295          114,766           21,551

  Janus Aspen MidCap Growth:
     The Principal Variable Annuity            447,141          264,331          778,524          590,146
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   276,253          153,417          523,072          216,894

  LargeCap Blend:
     The Principal Variable Annuity          2,707,763          307,743        1,144,371           97,709
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,292,037          114,336          378,406           12,607

  LargeCap Growth Equity:
     Premier Variable                           45,514                -                -                -
     The Principal Variable Annuity          1,247,739          137,913          452,792          106,255
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   762,537           49,483          198,616           57,185
     Principal Freedom Variable Annuity        102,633            1,430                -                -

  LargeCap Stock Index:
     Premier Variable                          396,040          236,783           44,264           16,509
     Principal Freedom Variable Annuity        652,264          214,607          373,982          213,128
     The Principal Variable Annuity          2,754,982        1,460,914        2,645,069        1,826,840
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,546,901          333,014        1,212,394          391,687

  LargeCap Value:
     The Principal Variable Annuity          2,239,085          309,520        1,157,007          138,906
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   858,315           94,399          329,795           30,674

  Limited Term Bond:
     Freedom Variable Annuity                  119,931            3,369                -                -
     Flexible Variable Annuity               1,558,552          178,113                -                -
     Flexible Variable Annuity With
       Purchase Payment Credit Rider           622,977           65,264                -                -

  MidCap:
     Personal Variable                         270,727          359,057          235,969          392,570
     Premier Variable                          971,618        2,448,608        1,334,981        3,168,504
     Principal Freedom Variable Annuity         82,488           20,935           43,395           22,298
     The Principal Variable Annuity          1,329,612        1,485,789        1,291,229        1,733,622
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   525,970          159,460          486,011          123,744

  MidCap Growth:
     Premier Variable                           91,221            3,662              732              159
     Principal Freedom Variable Annuity      2,009,469          508,510           18,372           16,139
     The Principal Variable Annuity            798,403          102,894          401,230          514,628
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                    34,516            9,419          270,549           60,177

  MidCap Value:
     Premier Variable                          134,054            1,698           41,236            1,953
     Principal Freedom Variable Annuity         77,798           24,519           83,966           25,456
     The Principal Variable Annuity          1,304,130          459,954        1,326,059          305,387
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   590,012          155,083          404,553           69,964

  Money Market:
     Pension Builder                                 -            9,230                -           15,040
     Pension Builder - Rollover IRA                  -            3,690                -               44
     Personal Variable                       2,125,679        2,174,945          718,311          694,825
     Premier Variable                        5,387,943        7,735,487        4,884,967        6,023,337
     Principal Freedom Variable Annuity        911,375          732,695          716,580          539,327
     The Principal Variable Annuity          9,667,999       12,150,811       10,035,799        9,944,024
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 5,240,869        6,391,284        7,168,381        6,792,273

  Real Estate:
     Premier Variable                          139,195           19,128           68,767            9,373
     The Principal Variable Annuity          1,658,694          730,167        1,760,670          567,550
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   568,921          179,046          529,742           76,407

  SmallCap:
     Premier Variable                           36,118            6,689              353              890
     Principal Freedom Variable Annuity         85,994           25,858           95,765           47,255
     The Principal Variable Annuity          1,776,722          691,461        1,167,677          885,447
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   559,100          117,620          398,685          111,467

  SmallCap Growth:
     Premier Variable                           93,066              498           33,955            1,141
     Principal Freedom Variable Annuity         62,059           10,328           47,056           19,660
     The Principal Variable Annuity          1,349,339          997,551          950,879        1,094,881
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   332,427          108,715          344,682          117,939

  SmallCap Value:
     Premier Variable                           90,885            5,997           25,857            2,828
     The Principal Variable Annuity          1,077,174          663,797        1,426,853          575,240
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   339,373          134,088          487,623          145,625

  Templeton Growth Securities:
     Principal Freedom Variable Annuity         36,790           27,779           46,311           18,329

  Utilities:
     Premier Variable                           14,396            1,922            5,863              791
     The Principal Variable Annuity            565,142          516,008          547,952          909,833
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   179,794           78,281          169,753          109,959

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2003, 2002, and 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products offered by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to       Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest          Expense Ratio
   -----------------------------------------------------------------------------------------------------------------
   -----------------------------                              ------------------------------------------------------

   AIM V.I. Growth:
      2003               3,681    $5.55 to $5.45      $20,390      -    %   1.25% to 1.85%      29.61% to 28.84%
      2002               3,963     4.28 to 4.23        16,956      -         1.25 to 1.85      (31.83) to (32.24)
      2001               4,751     6.28 to 6.24        29,724      0.22      1.25 to 1.85      (34.68) to (35.14)
   AIM V.I. Core
      Equity:
        2003             4,760     7.97 to 7.82        37,821      1.03      1.25 to 1.85        22.88 to 22.14
        2002             5,123     6.49 to 6.41        33,171      0.31      1.25 to 1.85      (16.63) to (17.13)
        2001             5,730     7.78 to 7.73        44,553      0.05      1.25 to 1.85      (23.79) to (24.29)
   AIM V.I. Premier
      Equity:
        2003             4,836     7.15 to 7.02        34,479      0.31      1.25 to 1.85        23.53 to 22.79
        2002             4,724     5.79 to 5.72        27,310      0.34      1.25 to 1.85      (31.13) to (31.54)
        2001             4,451     8.41 to 8.35        38,150      0.14      1.25 to 1.85      (13.67) to (14.18)
   American Century
      VP Income &
      Growth:
        2003             2,731     8.98 to 9.12        24,814      1.11      0.85 to 1.85        26.98 to 27.75
        2002             1,905     7.15 to 7.07        13,565      0.72      0.85 to 1.85      (20.05) to (20.85)
        2001               720     8.95 to 8.93         6,448      0.29      0.85 to 1.85       (9.17) to (20.46)
   American Century
      VP Ultra:
        2003               931     8.59 to 8.45         7,952      -         1.25 to 1.85        23.35 to 22.61
        2002               698     6.96 to 6.89         4,849      0.24      1.25 to 1.85      (23.67) to (24.13)
        2001 (6)           227     9.12 to 9.08         2,068      -         1.25 to 1.85      (17.57) to (18.22)
   American Century
      VP Value:
        2003             1,123    10.70 to 10.59       11,981      0.47      1.25 to 1.85        27.21 to 26.45
        2002 (5)           282     8.41 to 8.38         2,364      -         1.25 to 1.85      (14.96) to (15.28)

   Asset Allocation:
      2003               4,408   $1.05 to $19.01    $  84,285      1.93%    0.42% to 1.85%     21.08% to 19.38%
      2002               4,620    0.86 to 15.92        74,399      -         0.42 to 1.85     (12.78) to (14.54)
      2001               4,923    0.99 to 18.63        92,273      2.18      0.42 to 1.85      (2.40) to (5.67)
   Balanced:
      2003              13,310    1.72 to 16.01       109,671      2.96      0.42 to 1.85       18.33 to 16.65
      2002              14,617    1.46 to 13.73        98,582      3.17      0.42 to 1.85     (13.55) to (14.78)
      2001              16,832    1.68 to 16.11       131,087      3.40      0.42 to 1.85      (7.69) to (8.67)
   Bond:
      2003              18,246    1.89 to 17.12       234,069      4.19      0.42 to 1.85        4.15 to 2.67
      2002              17,899    1.82 to 16.67       210,777      4.09      0.42 to 1.85        8.80 to 7.26
      2001              14,998    1.67 to 15.55       151,716      6.02      0.42 to 1.85        7.74 to 6.14
   Capital Value:
      2003              18,722    2.57 to 20.80       205,389      1.44      0.42 to 1.85       24.97 to 23.20
      2002              21,252    2.05 to 16.88       175,700      0.78      0.42 to 1.85     (14.02) to (15.25)
      2001              24,351    2.39 to 19.92       224,263      1.21      0.42 to 1.85      (8.43) to (9.74)
   Dreyfus DIP
      Founders
      Discovery:
        2003               848     7.83 to 7.70         6,592      -         1.25 to 1.85       34.49 to 33.69
        2002               235     5.82 to 5.76         1,361      -         1.25 to 1.85     (34.06) to (34.46)
        2001 (6)            34     8.82 to 0.79           297      -         1.25 to 1.85     (23.55) to (24.13)
   Equity Growth:
      2003               8,445    0.86 to 24.51       208,587      0.41      0.42 to 1.85       25.42 to 23.64
      2002               8,938    0.68 to 19.82       178,521      0.27      0.42 to 1.85     (28.02) to (29.04)
      2001              10,091    0.95 to 27.94       283,731      0.11      0.42 to 1.85     (12.00) to (16.42)
   Fidelity VIP II
      Contrafund:
        2003             6,094    10.21 to 10.02       62,014      0.33      1.25 to l.85       26.76 to 26.00
        2002             5,347     8.05 to 7.95        42,986      0.68      1.25 to 1.85     (10.55) to (11.09)
        2001             4,691     9.01 to 8.95        42,213      0.67      1.25 to 1.85     (13.50) to (13.94)
   Fidelity VIP
      Equity-Income:
        2003             2,353    10.28 to 10.18       24,125      0.70      1.25 to 1.85       28.41 to 27.65
        2002 (5)           517     8.01 to 7.98         4,138      -         1.25 to 1.85     (19.14) to (19.44)

   Fidelity VIP
      Growth:
        2003             5,302   $7.81 to $7.67      $41,286      0.19%    1.25% to 1.85%      31.13% to 30.35%
        2002             5,325    5.96 to 5.88        31,670      0.15      1.25 to 1.85      (31.07) to (31.48)
        2001             5,739    8.64 to 8.58        49,561      -         1.25 to 1.85      (18.72) to (19.29)
   Government
      Securities:
        2003            25,536    2.00 to 17.04      341,730      3.41      0.42 to 1.85        1.41 to (0.03)
        2002            26,265    1.97 to 17.05      318,208      3.45      0.42 to 1.85         8.34 to 6.80
        2001            18,304    1.82 to 15.96      182,868      4.93      0.42 to 1.85         7.06 to 5.63
   Growth:
      2003              19,553    1.47 to 13.96      123,359      0.23      0.42 to 1.85        25.93 to 24.15
      2002              22,176    1.17 to 11.24      111,599      0.02      0.42 to 1.85      (29.37) to (30.37)
      2001              27,307    1.65 to 16.15      194,687      -         0.42 to 1.85      (26.01) to (26.89)
   International:
      2003              14,422    1.47 to 14.39      137,068      1.04      0.42 to 1.85        31.78 to 29.91
      2002              14,934    1.20 to 11.07      100,045      0.49      0.42 to 1.85      (16.42) to (17.61)
      2001              16,955    1.44 to 13.44      128,099      0.15      0.42 to 1.85      (24.21) to (25.66)
   International
      Emerging
      Markets:
        2003             1,274    1.38 to 13.03       16,414      1.11      0.42 to 1.85        56.56 to 54.32
        2002               768    8.55 to 8.44         6,532      0.14      0.42 to 1.85       (8.78) to (9.32)
        2001               264    9.37 to 9.31         2,469      0.50      1.25 to 1.85       (5.44) to (5.96)
   International
      SmallCap:
        2003             3,557    1.15 to 14.33       51,540      1.36      0.42 to 1.85        53.55 to 51.33
        2002             3,225    0.88 to 9.47        30,873      0.27      0.42 to 1.85      (2.56) to (17.74)
        2001             3,113   11.59 to 11.52       36,066      -         1.25 to 1.85      (22.83) to (23.25)
   INVESCO
      VIF-Dynamics:
        2003               281    7.31 to 7.20         2,039      -         1.25 to 1.85        36.11 to 35.30
        2002                67    5.37 to 5.32           357      -         1.25 to 1.85      (32.75) to (33.15)
        2001 (6)            36    7.99 to 7.96           287      -         1.25 to 1.85      (40.42) to (40.85)

   INVESCO VIF-Health
      Science:
        2003               1,324  $9.31 to $9.16    $  12,246       -    %   1.25% to 1.85%      26.20% to 25.44%
        2002                 867   7.38 to 7.30         6,374       0.21      1.25 to 1.85      (25.14) to (25.59)
        2001 (6)             373   9.85 to 9.82         3,670       -         1.25 to 1.85       (6.01) to (6.55)
   INVESCO VIF-Small
      Company Growth:
        2003                 331   7.57 to 7.45         2,497       -         1.25 to 1.85        31.78 to 30.99
        2002                 214   5.74 to 5.69         1,224       -         1.25 to 1.85      (31.97) to (32.38)
        2001 (6)              65   8.44 to 8.41           547       -         1.25 to 1.85      (31.05) to (31.46)
   INVESCO
      VIF-Technology:
        2003               1,053   5.33 to 5.24         5,578       -         1.25 to 1.85        43.49 to 42.63
        2002                 367   3.71 to 3.68         1,357       -         1.25 to 1.85      (47.51) to (47.82)
        2001 (6)             145   7.07 to 7.04         1,022       -         1.25 to 1.85      (58.05) to (55.94)
   Janus Aspen MidCap
      Growth:
        2003               2,855   5.26 to 5.16        14,913       -         1.25 to 1.85        33.09 to 32.30
        2002               2,550   3.95 to 3.90        10,028       -         1.25 to 1.85      (29.01) to (29.44)
        2001               2,055   5.57 to 5.53        11,415       -         1.25 to 1.85      (40.35) to (40.67)
   LargeCap Blend:
      2003                 4,990   10.09 to 9.99       50,195       0.98      1.25 to 1.85        22.22 to 21.49
      2002 (5)             1,412   8.25 to 8.22        11,648       0.87      1.25 to 1.85      (16.46) to (16.76)
   LargeCap Growth
      Equity:
        2003               2,824   0.72 to 5.28        15,478       -          0.42 to 1.85       22.63 to 20.89
        2002                 855   4.42 to 4.36         3,761       -         1.25 to 1.85      (34.10) to (34.50)
        2001                 367   6.71 to 6.66         2,452       -         1.25 to 1.85      (30.93) to (31.41)
   LargeCap Stock Index:
        2003              11,654   0.93 to 8.08        93,977       1.41      0.42 to 1.85        27.78 to 25.97
        2002               8,549   0.73 to 6.42        55,031       1.21      0.42 to 1.85      (22.77) to (23.86)
        2001               6,721   0.94 to 8.43        56,637       1.06      0.42 to 1.85      (14.40) to (13.72)

   LargeCap Value
      2003                 4,011 $10.53 to $10.43   $  42,122       1.63%    1.25% to 1.85%      26.46% to 25.71%
      2002 (5)             1,317   8.33 to 8.29        10,958       1.89      1.25 to 1.85      (15.99) to (16.30)
   Limited Term Bond:
      2003 (4)             2,055   9.98 to 9.92        20,446       2.63      0.85 to 1.85       (0.25) to (0.86)
   MidCap:
      2003                16,473   2.87 to 26.66      277,286       1.06      0.42 to 1.85        32.25 to 30.38
      2002                17,766   2.17 to 20.44      209,892       0.96      0.42 to 1.85      (9.13) to (10.42)
      2001                19,815   2.39 to 22.82      239,234       0.76      0.42 to 1.85       (4.02) to (5.51)
   MidCap Growth:
      2003                 4,535   0.95 to 9.15        41,402       -         0.42 to 1.85        39.99 to 38.00
      2002                 2,226   0.68 to 6.63        14,937       -         0.42 to 1.85      (39.86) to (27.62)
      2001                 2,126   9.96 to 9.16        19,630       -         0.85 to 1.85      (17.65) to (18.43)
   MidCap Value:
      2003                 3,343   1.20 to 11.30       37,406       0.08      0.42 to 1.85        35.92 to 33.99
      2002                 1,878   0.89 to 8.43        16,144       0.73      0.42 to 1.85      (10.34) to (11.61)
      2001                   425   0.99 to 9.54         4,347       0.21      0.42 to 1.85      (2.40) to (10.14)
   Money Market:
      2003                15,091   1.50 to 12.96      107,056       0.78      0.42 to 1.85        0.31 to (1.11)
      2002                20,955   1.49 to 13.11      157,262       1.40      0.42 to 1.85        0.99 to (0.45)
      2001                21,440   1.48 to 13.16      150,639       3.67      0.42 to 1.85         3.50 to 2.02
   Real Estate:
      2003                 4,200   1.51 to 17.41       71,203       3.69      0.42 to 1.85        38.33 to 36.37
      2002                 2,762   1.09 to 12.77       34,861       4.15      0.42 to 1.85         7.27 to 5.75
      2001                 1,056   1.02 to 12.07       12,775       4.80      0.42 to 1.85         4.80 to 6.72
   SmallCap:
      2003                 5,224   0.92 to 9.45        50,283       0.10      0.42 to 1.85        36.29 to 34.32
      2002                 3,608   0.68 to 7.03        25,858       0.09      0.42 to 1.85      (27.63) to (28.66)
      2001                 2,990   0.93 to 9.86        29,827       -         0.42 to 1.85       (16.80) to 0.61
   SmallCap Growth:
      2003                 4,956   0.62 to 8.48        41,566       -         0.42 to 1.85        45.04 to 42.98
      2002                 4,236   0.43 to 5.93        25,168       -         0.42 to 1.85      (44.13) to (46.85)
      2001                 4,093   9.88 to 11.15       45,886       -         0.85 to 1.85      (32.57) to (33.27)
   SmallCap Value:
      2003                 3,375   1.31 to 17.07       56,509       0.44      0.42 to 1.85        49.98 to 47.85
      2002                 2,672   0.88 to 11.55       30,766       0.66      0.42 to 1.85      (9.25) to (10.54)
      2001                 1,455   0.96 to 12.91       18,725       0.99      0.42 to 1.85        (9.60) to 4.28

   Templeton Growth
      Securities:
        2003                 94       $12.64         $  1,193     1.48%            0.85%              31.02%
        2002                 85          9.65             824     2.44            0.85               (19.18)
        2001                 57         11.94             685     1.88            0.85                (1.31)
   Utilities:
      2003                2,907    0.79 to 9.27        27,203     4.44        0.42 to 1.85        13.36 to 11.74
      2002                2,743    0.70 to 8.29        22,961     4.42        0.42 to 1.85      (3.82) to (14.21)
      2001                3,040    9.73 to 9.67        29,567     2.52        1.25 to 1.85      (28.60) to (29.00)

   (1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
   (2)These ratios represent the annualized contract expenses of Separate
      Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
   (4)Commencement of operations, May 17, 2003. Investment income ratio has been annualized.
   (5)Commencement of operations, May 18, 2002. Investment income ratio has been annualized.
   (6)Commencement of operations, May 19, 2001. Investment income ratio has been annualized.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                                              2003 Total
Division                                                     Return Range
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

American Century VP Income & Growth Division               26.98% to 28.26%
Government Securities Division                              (0.69) to 1.41
LargeCap Growth Equity Division                             17.63 to 22.63

                                                              2002 Total
Division                                                     Return Range
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

LargeCap Growth Division                                 (31.57)% to (30.46)%
MidCap Growth Division                                    (39.86) to (26.89)

                                                              2001 Total
Division                                                     Return Range
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Balanced Division                                         (8.67)% to (7.26)%
Growth Division                                           (26.89) to (25.91)
LargeCap Stock Index Division                             (14.40) to (12.85)
Real Estate Securities Division                              4.80 to 7.38
SmallCap Division                                           (16.80) to 1.67
SmallCap Value Division                                     (9.60) to 4.95

                         Report of Independent Auditors


The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company"), as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for derivative instruments and hedging activities effective January 1, 2001, goodwill and other intangible assets effective January 1, 2002, and variable interest entities effective July 1, 2003.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 30, 2004

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                   December 31,
                                       --------------------------------------
                                              2003              2002
                                       --------------------------------------
                                                   (in millions,
                                               except per share data)
Assets
Fixed maturities, available-for-sale.     $   35,964.0         $ 32,752.6
Fixed maturities, trading............            102.9              101.7
Equity securities, available-for-sale            669.2              348.1
Mortgage loans.......................         13,175.1           10,829.4
Real estate..........................          1,197.8              974.1
Policy loans.........................            804.1              818.5
Other investments....................          1,243.0            1,067.5
                                       --------------------------------------
   Total investments.................         53,156.1           46,891.9

Cash and cash equivalents............          1,399.7            1,168.5
Accrued investment income............            637.2              632.5
Premiums due and other receivables...            526.4              431.8
Deferred policy acquisition costs....          1,519.6            1,374.4
Property and equipment...............            435.7              472.8
Goodwill.............................            131.3               75.7
Other intangibles....................             19.3               11.1
Mortgage loan servicing rights.......          1,951.9            1,517.9
Separate account assets..............         42,775.5           33,105.9
Other assets.........................          1,200.0            1,413.1
                                       --------------------------------------
                                       --------------------------------------
   Total assets......................     $  103,752.7          $87,095.6
                                       ======================================
                                       ======================================

Liabilities
Contractholder funds.................     $   28,890.6          $26,297.3
Future policy benefits and claims....         14,025.4           13,634.9
Other policyholder funds.............            706.2              635.5
Short-term debt......................          1,678.0            1,243.9
Long-term debt.......................          1,974.5              578.7
Income taxes currently payable.......             76.4              197.3
Deferred income taxes................          1,539.7            1,104.7
Separate account liabilities.........         42,775.5           33,105.9
Other liabilities....................          5,220.4            4,559.5
                                       --------------------------------------
                                       --------------------------------------
   Total liabilities.................         96,886.7           81,357.7

Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by
   Principal Financial Group, Inc.)...........          2.5          2.5
Additional paid-in capital....................      5,052.1      5,015.0
Retained earnings (deficit)...................        594.6        (64.7)
Accumulated other comprehensive income........      1,216.8        785.1
                                                ----------------------------
   Total stockholder's equity.................      6,866.0      5,737.9
                                                ----------------------------
                                                ----------------------------
   Total liabilities and stockholder's equity.   $103,752.7    $87,095.6
                                                ============================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2003               2002               2001
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............        $3,439.0          $ 3,720.0          $ 3,795.7
Fees and other revenues.........................         2,255.4            1,871.6            1,502.3
Net investment income...........................         3,202.1            3,069.8            3,211.4
Net realized/unrealized capital losses..........           (90.4)            (395.2)            (492.7)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total revenues................................         8,806.1            8,266.2            8,016.7

Expenses
Benefits, claims, and settlement expenses.......         4,592.2            4,958.9            5,092.4
Dividends to policyholders......................           307.9              316.6              313.7
Operating expenses..............................         3,047.8            2,413.8            2,140.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total expenses................................         7,947.9            7,689.3            7,546.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income before income taxes and cumulative
   effect of accounting changes.................           858.2              576.9              470.2

Income taxes....................................           195.5               20.2               92.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting              662.7              556.7              377.8
   changes......................................

Cumulative effect of accounting changes, net
   of related income taxes......................            (3.4)              (4.6)             (10.7)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................        $  659.3          $   552.1          $   367.1
                                                   ================== ================== ==================

See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                         Accumulated
                                                 Additional  Retained       other                      Total
                                       Common     paid-in    earnings   comprehensive   Treasury   stockholder's
                                        stock     capital    (deficit)  income (loss)     stock       equity
                                      ---------------------------------------------------------------------------
                                                                    (in millions)

Balances at January 1, 2001...........   $2.5     $   21.0    $5,188.6       $  88.1        $ -       $5,300.2
Contributions and distributions in
   connection with Principal Mutual
   Holding Company's demutualization
   transaction........................    -        4,976.9    (4,937.3)          -            -           39.6
Principal Financial Group, Inc.
   shares issued and held in rabbi
   trusts.............................    -            6.7         -             -           (6.7)         -
 Dividends to parent.................     -            -        (645.0)          9.8          -         (635.2)
Comprehensive income:
   Net income before Principal
     Mutual Holding Company's
     demutualization.................     -            -         393.7           -            -          393.7
   Net loss after Principal Mutual
     Holding Company's
     demutualization.................     -            -         (26.6)          -            -          (26.6)
                                                            ------------                           --------------
                                                            ------------                           --------------
   Net income for the year...........     -            -         367.1           -            -          367.1

   Net unrealized gains..............     -            -           -           405.2          -          405.2
   Provision for deferred income
     taxes...........................     -            -           -          (144.4)         -         (144.4)
   Foreign currency translation
     adjustment......................     -            -           -            23.9          -           23.9
   Cumulative effect of accounting
     change, net of related income
     taxes.........................       -            -           -           (14.2)         -          (14.2)
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                   637.6
                                      ---------------------------------------------------------------------------
Balances at December 31, 2001.........    2.5      5,004.6       (26.6)        368.4         (6.7)     5,342.2
Principal Financial Group, Inc.
   shares sold by rabbi trusts......      -            1.3         -             -            6.7          8.0
Stock-based compensation..............    -            9.1         -             -            -            9.1
Dividends to parent...................    -            -        (590.2)          -            -         (590.2)
Comprehensive income:
   Net income........................     -            -         552.1           -            -          552.1
   Net unrealized gains..............     -            -           -           640.8          -          640.8
   Provision for deferred income
     taxes.......................         -            -           -          (226.1)         -         (226.1)
   Foreign currency translation
     adjustment......................     -            -           -             2.0          -            2.0
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                   968.8
                                      ---------------------------------------------------------------------------
Balances at December 31, 2002.........    2.5      5,015.0       (64.7)        785.1          -        5,737.9
Capital contribution..................    -           15.0         -             -            -           15.0
Stock-based compensation..............    -           22.1         -             -            -           22.1
Comprehensive income:
   Net income........................     -            -         659.3           -            -          659.3
   Net unrealized gains..............     -            -           -           646.6          -          646.6
   Provision for deferred income
     taxes..........................      -            -           -          (220.0)         -         (220.0)
   Foreign currency translation
     adjustment......................     -            -           -            (0.1)         -           (0.1)
   Minimum pension liability.........     -            -           -            (3.9)         -           (3.9)
   Cumulative effect of accounting
     change, net of related income
     taxes..........................      -            -           -             9.1          -            9.1
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                 1,091.0
                                      ---------------------------------------------------------------------------
Balances at December 31, 2003.........   $2.5     $5,052.1    $  594.6       $1,216.8       $ -       $6,866.0
                                      ===========================================================================

See accompanying notes.

                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                  For the year ended December 31,
                                                        ----------------------------------------------------
                                                        ----------------------------------------------------
                                                              2003             2002              2001
                                                        ----------------- ---------------- -----------------
                                                                           (in millions)
 Operating activities
 Net income...........................................      $   659.3        $     552.1      $     367.1
 Adjustments to reconcile net income to net cash
    provided by operating activities:
      Cumulative effect of accounting changes,
        net of related income taxes...................            3.4                4.6             10.7
      Amortization of deferred policy
        acquisition costs.............................          144.0              141.1            157.6
      Additions to deferred policy acquisition costs..         (337.4)            (314.8)          (249.0)
      Accrued investment income.......................            5.4              (39.0)           (66.8)
      Premiums due and other receivables..............          (39.4)              31.8            (79.7)
      Contractholder and policyholder liabilities
        and dividends.................................        1,705.1            2,082.8          1,805.5
      Current and deferred income taxes...............           96.8              342.1             62.2
      Net realized/unrealized capital losses..........           90.4              395.2            492.7
      Depreciation and amortization expense...........           92.4               91.4             96.0
      Amortization of mortgage servicing rights.......          434.9              364.9            212.9
      Stock-based compensation........................           20.3                9.1              -
      Mortgage servicing rights valuation adjustments.          412.5              926.7            101.8
      Other...........................................          131.5              286.2            654.7
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net adjustments......................................        2,759.9            4,322.1          3,198.6
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net cash provided by operating activities............        3,419.2            4,874.2          3,565.7

 Investing activities Available-for-sale securities:
    Purchases.........................................      (10,338.7)         (15,001.2)       (12,078.9)
    Sales.............................................        2,732.4            8,113.0          6,427.7
    Maturities........................................        4,634.7            3,629.2          2,501.2
 Net cash flows from trading securities...............            -                (82.4)           (17.0)
 Mortgage loans acquired or originated................      (62,741.1)         (50,131.5)       (40,430.2)
 Mortgage loans sold or repaid........................       64,081.7           50,028.3         40,895.8
 Purchase of mortgage servicing rights................       (1,098.4)            (931.7)          (968.4)
 Proceeds from sale of mortgage servicing rights......           29.9                8.6             31.5
 Real estate acquired.................................         (264.8)            (265.4)          (290.0)
 Real estate sold.....................................          132.2              255.5            803.8
 Net change in property and equipment.................          (24.4)             (57.8)           (86.6)
 Net proceeds (disbursements) from sales of
    subsidiaries......................................           29.4                1.4            (14.8)
 Purchases of interest in subsidiaries, net
    of            cash acquired.......................          (55.8)              (6.5)            (8.4)
 Net change in other investments......................          288.3              439.9           (217.5)
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net cash used in investing activities................      $(2,594.6)       $  (4,000.6)     $  (3,451.8)

                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2003             2002              2001
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Financing activities
Issuance of common stock.............................      $    (0.1)        $     -          $     -
Payments to eligible policyholders under Principal
   Mutual Holding Company's plan of conversion.......            -                 -           (1,177.5)
Contribution from parent.............................            -                 -            1,689.7
Sale of treasury stock...............................            -                 8.0              -
Proceeds from financing element derivatives..........          118.0               -                -
Payments for financing element derivatives...........         (107.3)              -                -
Dividends paid to parent.............................            -              (590.2)          (498.9)
Issuance of long-term debt...........................            6.1              64.1            149.2
Principal repayments of long-term debt...............          (85.5)           (103.0)          (203.9)
Net proceeds (repayments) of short-term
   borrowings........................................       (1,817.1)           (134.5)            38.5
Investment contract deposits.........................        9,586.0           7,014.1          5,054.9
Investment contract withdrawals......................       (8,666.2)         (7,225.7)        (6,075.1)
Net increase in banking operation deposits...........          372.7             184.4            144.8
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in financing activities................         (593.4)           (782.8)          (878.3)
                                                       ----------------- ---------------- -----------------

Net increase (decrease) in cash and cash
   equivalents.......................................          231.2              90.8           (764.4)

Cash and cash equivalents at beginning of year.......        1,168.5           1,077.7          1,842.1
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Cash and cash equivalents at end of year.............      $ 1,399.7         $ 1,168.5        $ 1,077.7
                                                       ================= ================ =================
                                                       ================= ================ =================

Schedule of noncash transactions
Policy credits to eligible policyholders under
   Principal Mutual Holding Company's plan
   of conversion.....................................                                         $   472.6
                                                                                          =================
                                                                                          =================
Reclassification of stockholder's equity in                                                   $ 3,287.2
   connection with Principal Mutual Holding
   Company's plan of conversion.....................
                                                                                          =================
                                                                                          =================
Dividend of net remaining noncash assets and                                                  $  (136.3)
   liabilities of subsidiary - Principal
   International, Inc. to Principal Financial
   Services, Inc. on April 1, 2001................
                                                                                          =================

See accompanying notes.

                        Principal Life Insurance Company

                                December 31, 2003

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company and its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. In addition, we offer residential mortgage loan origination and servicing in the U.S.

Demutualization and Initial Public Offering

Under the terms of Principal Mutual Holding Company's Plan of Conversion, effective October 26, 2001 (the "Date of Demutualization"), Principal Mutual Holding Company, our former ultimate parent, converted from a mutual insurance holding company ("MIHC") to a stock company, Principal Financial Group, Inc. ("PFG"), a new Delaware business corporation, and completed its initial public offering ("IPO"). All membership interests in Principal Mutual Holding Company were extinguished on that date and eligible policyholders received, in aggregate, 260.8 million shares of common stock, $1,177.5 million of cash and $472.6 million of policy credits as compensation.

After giving effect to the reorganization resulting from the demutualization, we are now a direct wholly owned subsidiary of Principal Financial Services, Inc. ("PFSI"), which in turn is a direct wholly owned subsidiary of PFG.

In PFG's IPO, 100.0 million shares of common stock were issued at a price of $18.50 per share, prior to the underwriters' exercise of the overallotment option. Net proceeds from the IPO were $1,753.9 million, of which $64.2 million was retained by PFG and $1,689.7 million was contributed to us to reimburse for cash, policy credits and demutualization expenses, which were $2.0 million and $18.6 million, net of income taxes, in 2002 and 2001, respectively.

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with accounting principles generally accepted in the U.S. ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Closed Block

At the time the MIHC structure was created in 1998, we formed and began operating a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force on that date. See Note 9 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

The Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. In October 2003, the FASB released Staff Position FIN 46-6, Effective Date of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, that allows the deferral of FIN 46 for all VIEs created or acquired prior to February 1, 2003, until the end of the first interim or annual period ending after December 15, 2003, if certain conditions are met. Effective July 1, 2003, we consolidated all VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary.

At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows (in millions):

                                                          Accumulated other
                                              Net loss      comprehensive
                                                                income
                                             ----------- ------------------

   Adjustment for intercompany gains and
     carrying value of assets consolidated..     $(6.1)        $14.1
   Income tax impact........................       2.7          (5.0)
                                             ----------- ------------------
                                             ----------- ------------------
   Total....................................     $(3.4)        $ 9.1
                                             =========== ==================

See Note 5 for the disclosures relating to VIEs and the impact of such adoption on our consolidated financial statements.

On December 24, 2003, the FASB issued a revision to FIN 46, Interpretation No. 46 (Revised 2003): Consolidation of Variable Interest Entities ("FIN 46R"), to clarify some of the provisions of FIN 46 and to exempt certain entities from its requirements. Under FIN 46R, special effective date provisions apply to entities that have fully or partially applied FIN 46 prior to issuance of FIN 46R. We plan to adopt FIN 46R effective January 1, 2004, and do not anticipate that this will have a material impact on our consolidated statements of operations.

In December 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 132 (Revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits ("SFAS 132R"). SFAS 132R requires the disclosure of more information about pension plan assets, obligations, benefit payments, contributions and net benefit cost. This statement is effective for financial statements with fiscal years ending after December 15, 2003, except for disclosure of estimated future benefit payments which is effective for fiscal years ending after June 15, 2004. We have adopted SFAS 132R for fiscal year 2003 reporting. Refer to Note 14 for more information on our pension and other postretirement benefits.

On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. This SOP is effective for financial statements for fiscal years beginning after December 15, 2003. This SOP is not expected to have a material impact on our consolidated financial statements.

In October 2003, the FASB added a project to its agenda to clarify SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No. 133 ("SFAS 138") and SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities, with respect to determining the fair value of interest rate lock commitments ("IRLC"). Specifically, the FASB project will address what information should be used to determine the fair value of an IRLC and whether an IRLC should ever be reported as an asset by the issuer. In December 2003, the SEC staff announced that it intends to release a Staff Accounting Bulletin that will require IRLCs issued after April 1, 2004, be accounted for as written options that would be reported as a liability until expiration or termination of the commitment. Neither the FASB nor the SEC has issued final technical guidance in this area and as such it is not possible to know for certain the impact of this guidance.

In December 2002, the FASB issued SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure-an Amendment of FASB Statement No. 123 ("SFAS 148"), which is effective for fiscal years ending after December 15, 2002. SFAS 148 provides alternative methods of transition for an entity that voluntarily changes to the fair value based method of accounting for stock-based employee compensation and requires disclosure about the effects on reported net income of an entity's accounting policy decisions with respect to stock-based employee compensation. In addition, SFAS 148 amends Accounting Principles Board ("APB") Opinion No. 28, Interim Financial Reporting, to require disclosure about those effects in interim financial information. We are applying the prospective method of transition as prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123").

SFAS 123 encourages but does not require companies to record compensation cost for stock-based employee compensation plans based on the fair value of options granted. Effective July 1, 2002, PFG adopted the fair value method for stock-based compensation as defined in SFAS 123 in accounting for their stock-based compensation plans. This increased our pro rata share of expenses allocated to us from PFG for these plans. SFAS 123, which indicates that the fair value method is the preferable method of accounting, requires that the fair value method for stock-based compensation be applied as of the beginning of the fiscal year in which it is adopted for all stock-based awards granted subsequent to such date. The financial statements for the first two quarters of 2002 were not restated for this change since its effects were not materially different from amounts reported for both financial position and results of operations. Such effects for the first two quarters were charged against income in the third quarter of 2002 and were not material to the results of operations. Prior to January 1, 2002, PFG applied the intrinsic value method (as permitted under SFAS
123) defined in APB Opinion No. 25, Accounting for Stock Issued to Employees and related Interpretations, which excluded employee options and stock purchases from compensation expense.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and requires separate recognition of intangible assets apart from goodwill, if such intangible assets meet certain criteria. SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives will continue to be amortized over their estimated useful lives. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually, which we do in the fourth quarter each year.

Our initial adoption of SFAS 142 on January 1, 2002, required us to perform a two-step fair-value based goodwill impairment test. The first step of the test compared the estimated fair value of the reporting unit to its carrying value, including goodwill. If the carrying value exceeded fair value, a second step was performed, which compared the implied fair value of the applicable reporting unit's goodwill with the carrying amount of that goodwill, to measure the goodwill impairment, if any.

Our measurements of fair value were based on evaluations of future discounted cash flows, product level analysis, market performance assumptions and cash flow assumptions. These evaluations utilized the best information available in the circumstances, including reasonable and supportable assumptions and projections. The discounted cash flow evaluations considered earnings scenarios and the likelihood of possible outcomes. Collectively, these evaluations were management's best estimate of projected future cash flows.

As a result of performing the two-step impairment test, we recorded an after-tax goodwill impairment of $4.6 million related to our Life and Health Insurance operations This impairment was recognized on January 1, 2002, as a cumulative effect of a change in accounting principle.

Net income for the years ended December 31, 2003, 2002 and 2001, adjusted for the effects of SFAS 142 related to non-amortization of goodwill and indefinite-lived intangibles, are as follows (in millions):

                                                       For the year
                                                    ended December 31,
                                                ----------------------------
                                                ----------------------------
                                                  2003        2002     2001
                                                 -------- -------------------

Reported net income.............................  $659.3    $ 552.1   $367.1
  Adjustment for amortization expense for
  goodwill and indefinite-lived intangibles (1).     -          -         7.8
Tax impacts of amortization expense ............     -          -        (2.4)
                                                 -------- -------------------
                                                 -------- -------------------
Adjusted net income.............................   659.3      552.1     372.5
Adjustment for cumulative effect of accounting
  changes, net of related income taxes..........     3.4        4.6      10.7
                                                 -------- -------------------
                                                 -------- -------------------
Adjusted income before cumulative effect of
  accounting changes............................  $662.7    $ 556.7   $ 383.2
                                                 ======== ===================

(1)  Includes   amortization   expenses   related  to  our   equity   investment
     subsidiaries.

Effective January 1, 2001, we adopted SFAS 133, as amended by SFAS 138. As amended, SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated statement of financial position as either assets or liabilities that are measured at fair value. SFAS 133 also establishes special accounting for qualifying hedges, which allows for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. Changes in the fair value of a derivative qualifying as a hedge are recognized in earnings or directly in stockholder's equity depending on the instrument's intended use. For derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, changes in fair value are required to be recognized in earnings in the period of change.

At January 1, 2001, our consolidated financial statements were adjusted to record a cumulative effect of adopting SFAS 133, as follows (in millions):

                                                                 Accumulated
                                                                    other
                                                                 comprehensive
                                                       Net loss      loss
                                                      ---------- -------------

Adjustment to fair value of derivative contracts (1).    $(16.4)     $(15.8)
Income tax impact....................................       5.7         1.6
                                                      ---------- -------------
                                                      ---------- -------------
Total................................................    $(10.7)     $(14.2)
                                                      ========== =============

(1) Amount presented is net of adjustment to hedged item.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See Note 17 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 17 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income as net realized/unrealized capital gains (losses).

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have residential mortgage loans held-for-sale in the amount of $2,190.4 million and $386.4 million and commercial mortgage loans held-for-sale in the amount of $278.1 million and $444.2 million at December 31, 2003 and 2002, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, market value changes in certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Unrealized gains and losses on derivatives within our Mortgage Banking segment are reported as either operating expenses or fees and other revenues depending on the nature of the hedge and are excluded from net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are also excluded from net realized/unrealized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

We, along with other contributors, sell commercial mortgage loans to trusts, which are unconsolidated qualified special purpose entities which then issue commercial mortgage-backed securities. We retain primary servicing responsibilities and may retain other immaterial interests in the trusts by purchasing portions of the securities from the issuance. Gain or loss on the sales of the loans is reported as fees and other revenues. The retained interests are thereafter carried at fair value with other fixed maturity investments and classified as available-for-sale.

We also sell residential mortgage loans and retain servicing rights which are retained interests in the sold loans. Gain or loss on the sales of the loans is reported as fees and other revenues and depends in part on the previous carrying amounts of the loans sold and the interests retained based on their relative estimated fair values at the date of the transfer. To estimate fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so we estimate fair value based on the present value of the future expected cash flows using management's best estimates of assumptions we believe market participants would use to value such interests.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the value of purchasing or originating the right to receive cash flows from servicing mortgage loans. Servicing rights are recorded at the time of sale of the underlying mortgage loans where the related servicing is retained. The total cost of the mortgage loans, which includes the cost to acquire the servicing rights, is allocated to the mortgage loans and the servicing rights based on their relative estimated fair values at the date of sale. Cost basis of the mortgage servicing rights also includes adjustments resulting from the application of hedge accounting. Capitalized servicing rights are carried at the lower of cost or estimated fair value. The capitalized value is amortized in proportion to, and over the period of, estimated net servicing income.

Capitalized mortgage loan servicing rights are periodically assessed for impairment based on the estimated fair value of those rights. Fair values are estimated using estimates of discounted future net cash flows over the expected lives of the underlying loans using loan prepayment, discount rate, ancillary fee income and other assumptions we believe market participants would use to value such assets. The reasonableness of our assumptions is confirmed through comparisons against qualified mortgage servicing rights trades that were completed in the prior quarter and quarterly independent surveys. Independent appraisals of the fair value of our servicing portfolio are obtained periodically during the year and are used to evaluate the reasonableness of our fair value conclusions. For purposes of performing our impairment evaluation, we stratify the servicing portfolio on the basis of certain predominant risk characteristics, including loan type, note rate and rate type. To the extent that the carrying value of the servicing rights exceeds estimated fair value for any stratum, a valuation allowance is established, which may be adjusted in the future as the estimated fair value of the servicing rights increase or decrease. Changes in the valuation allowance are recognized in the consolidated statements of operations during the period in which impairment or recovery occurs.

During 2003, we established a policy of further evaluating our mortgage servicing rights valuation allowance by identifying portions of the allowance that represent a permanent impairment (i.e., direct write-downs). Each quarter, we will recognize a direct write-down when the gross carrying value is not expected to be recovered in the foreseeable future. We estimate the amount of direct write-downs based on an analysis of the mortgage servicing rights valuation allowance related to loans that have prepaid. Direct write-downs reduce the gross carrying value and the valuation allowance of the mortgage servicing rights, thereby precluding subsequent recapture of previous valuation allowances. The direct write-downs have no impact on net income or financial position in the period of adjustment but may result in a reduction of amortization expense and reduced recovery of impairments in periods subsequent to adjustment.

Derivatives

Derivatives are recognized as either assets or liabilities in the statement of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

(b)  a hedge of the exposure to variable cash flows of a forecasted transaction;

(c)  a  hedge  of  the  foreign  currency   exposure  of  an  unrecognized  firm
     commitment,   an   available-for-sale   security  or  a   foreign-currency-
     denominated forecasted transaction.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when each variable cash flow occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. For derivatives that are terminated prior to maturity, any accumulated gain or loss is recognized in earnings immediately if the hedged item is also terminated. If the hedged item is not terminated, then the accumulated gain or loss is amortized into earnings over the remaining life of the hedged item.

For derivatives hedging the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the foreign currency exposure of a foreign-currency-denominated forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change.

A minimum variance technique is used to test the effectiveness of cash flow and fair value relationships whereby the profitability distribution of net fair value or cashflows for the hedging and hedged items are combined. If the coefficient of variation (standard deviation divided by mean) of the probability distribution is 1% or less, then the hedging relationship is deemed to be effective.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 33%, 34% and 36% of our life insurance in force and 75%, 77% and 80% of the number of life insurance policies in force at December 31, 2003, 2002 and 2001, respectively. Participating business represented approximately 80%, 80% and 76% of life insurance premiums for the years ended December 31, 2003, 2002 and 2001, respectively.

The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus we need to retain. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life, annuity and health insurance products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized upon the sale of residential mortgage loans and residential mortgage loan servicing rights and are recorded in fees and other revenues and determined using the specific identification basis. Servicing revenues are recognized as the mortgage loan is serviced over the life of the mortgage loan. Mortgage loans originated are sold in the secondary mortgage markets, shortly after origination. As a result, mortgage loan origination fee revenues are recognized when the mortgage loans are sold. Fee revenues received for marketing other products to servicing portfolio customers are recognized when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses, premium credits, conversion bonuses and first-year bonus interest) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. We utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future market growth assumption used for the amortization of deferred policy acquisition costs on investment contracts pertaining to individual and group annuities which have separate accounting investment options. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement which is accounted for using the deposit method of accounting. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2003, 2002 and 2001, respectively, we had reinsured $19.4 billion, $17.8 billion and $15.6 billion of life insurance in force, representing 15%, 14% and 12% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.
1. Nature of Operations and Significant Accounting Policies (continued)

The effects of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves were as follows (in millions):

                                                For the year ended December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                2003         2002       2001
                                              ----------- ----------- ----------
                                              ----------- ----------- ----------
Premiums and other considerations:
   Direct....................................  $3,609.1     $3,916.3   $3,999.4
   Assumed...................................     118.8        130.6       56.4
   Ceded.....................................    (288.8)      (326.9)    (260.1)
                                              ----------- ----------- ----------
                                              ----------- ----------- ----------
Net premiums and other considerations........  $3,439.1     $3,720.0   $3,795.7
                                              =========== =========== ==========

Benefits, claims and settlement expenses:
   Direct....................................  $4,697.8     $5,074.7   $5,256.3
   Assumed...................................     129.3        135.5       59.3
   Ceded.....................................    (234.9)      (251.3)    (223.2)
                                              ----------- ----------- ----------
Net benefits, claims and settlement expenses.  $4,592.2     $4,958.9   $5,092.4
                                              =========== =========== ==========

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of ours. We receive a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2003 and 2002, the separate accounts include a separate account valued at $833.9 million and $1.0 billion, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's demutualization. These shares are included in both PFG's basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Activity of the separate account shares is reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.

Income Taxes

PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Due to the adoption of SFAS 142, goodwill and indefinite-lived intangible assets were no longer amortized after January 1, 2002. Intangible assets with a finite useful life continue to be amortized on a straight-line basis generally over a period of 15 to 30 years. Goodwill and indefinite-lived intangible assets not subject to amortization will be tested for impairment on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment testing involves a two-step process described further in the recent accounting pronouncements section within Note 1. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Other intangible assets with finite useful lives continue to be reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value. Prior to January 1, 2002, this impairment method was used for all intangible assets and goodwill.

Stock-Based Compensation

Our parent, PFG, accounts for their stock-based compensation plans (described more fully in Note 20) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, PFG used the intrinsic value method. We are allocated our pro rata share of the expenses for these plans.

Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2003 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                For the year ended December 31,
                                               --------------------------------
                                               --------------------------------
                                                2003       2002         2001
                                               ---------------------- ---------
                                                       (in millions)

  Net income, as reported...................... $659.3      $552.1      $367.1
  Add:  Stock-based compensation expense
    included in reported net income, net of
    related tax effects........................   18.2         9.7         5.1
  Deduct:  Total stock-based compensation
    expense determined under fair value based
    method for all awards, net of related tax
    effects....................................   21.0        12.5         6.4
                                               --------------------------------
                                               --------------------------------
  Pro forma net income......................... $656.5      $549.3      $365.8
                                               ================================

Reclassifications

Reclassifications have been made to the 2001 and 2002 consolidated financial statements to conform to the 2003 presentation.

2. Related Party Transactions

We have entered into various related party transactions with our parent and our parent's other affiliates. During the years ended December 31, 2003, 2002 and 2001, we received $94.0 million, $92.2 million and $72.8 million, respectively, of expense reimbursements from affiliated entities. During 2001, we received a capital contribution of $1,689.7 million from our parent to reimburse us for the payments and costs related to Principal Mutual Holding Company's demutualization. During 2001, we were also reimbursed $16.0 million for expenses paid related to PFG's initial public offering.

We are a party to a cash advance agreement with our direct parent, PFSI, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $225.7 million and $366.0 million at December 31, 2003 and 2002, respectively, and earned interest of $7.7 million and $8.5 million during 2003 and 2002, respectively.

PFSI also provides us with a source of short-term funding through revolving line of credit agreements. These agreements allow certain of our subsidiaries to borrow up to $1.7 billion from PFSI at the 30-day LIBOR rate plus 25 basis points. See our Short-term Debt disclosure (Note 12) for more information. Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Amortized intangible assets were as follows (in millions):

                                 As of December 31, 2003                  As of December 31, 2002
                         --------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------
                            Gross                        Net        Gross                        Net
                          carrying    Accumulated     carrying    carrying     Accumulated     carrying
                           amount     amortization     amount      amount     amortization      amount
                         --------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------

Other intangibles with
   finite useful lives..     $11.6          $0.7        $10.9         $1.6          $0.4           $1.2
                         ================================================================================

Unamortized intangible assets were as follows (in millions):

                                                    As of December 31,
                                            ----------------------------------
                                            ----------------------------------
                                                     2003          2002
                                            ----------------------------------
                                            ----------------------------------
                                                Net carrying   Net carrying
                                                   amount          amount
                                            ----------------------------------
                                            ----------------------------------

 Other indefinite-lived intangible assets .            $8.4           $9.9
                                            ==================================

The amortization expense for intangible assets with finite useful lives was $1.1 million, $0.3 million and $0.8 million for 2003, 2002 and 2001, respectively. At December 31, 2003, the estimated amortization expense for the next four years is as follows (in millions):

                                                           Estimated
                                                         amortization
                                                            expense
                                                      --------------------
                                                      --------------------

2004..............................................           $2.8
2005..............................................            2.8
2006..............................................            2.8
2007..............................................            2.5

The changes in the carrying amount of goodwill for the years ended December 31, 2002 and 2003 were as follows (in millions):

                                                  U.S. Asset      Life
                                                  Management       and
                                                     and         Health     Mortgage
                                                 Accumulation   Insurance    Banking     Consolidated
                                                -------------- ----------- ------------ -------------
                                                -------------- ----------- ------------ -------------

 Balance at January 1, 2002....................      $12.5        $49.4         $8.4        $   70.3
 Goodwill from acquisitions....................       10.7          -            -              10.7
 Goodwill disposed of during the period........        -           (0.7)         -              (0.7)
 Cumulative effect of accounting change........        -           (4.6)         -              (4.6)
                                                -------------- ----------- ------------ -------------
 Balance at December 31, 2002..................       23.2         44.1          8.4            75.7
 Goodwill from acquisitions....................       30.5         25.1          -              55.6
                                                -------------- ----------- ------------ -------------
 Balance at December 31, 2003..................      $53.7        $69.2         $8.4        $  131.3
                                                ============== =========== ============ =============

4. Divestitures

On February 1, 2002, we sold our remaining investment of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for 3.1 million shares of Coventry Health Care, Inc. common stock. Total proceeds from the completion of this transaction were $325.4 million, which resulted in a realized capital gain of $114.5 million, net of income tax.

5. Variable Interest Entities

We have relationships with various types of special purpose entities and other entities where we have a variable interest. After reviewing these relationships, we determined that we have investments in some of these entities that meet the definition of a VIE under FIN 46.

Consolidated Variable Interest Entities

As of July 1, 2003, we consolidated a residential mortgage loan funding VIE, three grantor trusts and several other immaterial VIEs in which we have determined we are the primary beneficiary. The incremental impact on certain financial data as of December 31, 2003, after consideration of our previous investment for these consolidated VIEs, is as follows (in millions):

Total assets...............................      $  2,164.8
                                              =================
                                              =================

Total short-term debt......................      $    615.0
Total long-term debt.......................         1,458.0
Total other liabilities....................            96.1
                                              -----------------
                                              -----------------
Total liabilities..........................         2,169.1
Total equity...............................            (4.3)
                                              -----------------
                                              -----------------
    Total liabilities and equity...........      $  2,164.8
                                              =================

The consolidation of these entities did not have a material impact on our income from continuing operations, net of related income taxes, for the year ended December 31, 2003. See Note 12 for details regarding the debt related to certain VIEs.

5. Variable Interest Entities (continued)

Residential Mortgage Loan Funding VIE. Principal Residential Mortgage Capital Resources, LLC ("PRMCR") provides a source of funding for our residential mortgage loan production. The maximum amount of mortgage loans that can be warehoused in PRMCR is $4.0 billion. PRMCR held $2.0 billion in mortgage loans held-for-sale as of December 31, 2003. The portfolio of loans held-for-sale by PRMCR must meet portfolio criteria, eligibility representations and portfolio aging limitations.

As of December 31, 2003, PRMCR's short- and long-term debt of $615.0 million and $1.4 billion, respectively, are included on our consolidated statement of financial position and are collateralized by the assets of PRMCR. These assets are primarily classified as mortgage loans held-for-sale on our consolidated statement of financial position. The creditors of PRMCR have no recourse to other assets of our company.

Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

Upon adoption of FIN 46, we have determined that these grantor trusts are VIEs. In the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. It will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2003, our consolidated statement of financial position included $351.8 million of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities.. The obligation to deliver the underlying securities to the residual certificate holders of $103.9 million as of December 31, 2003, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46 criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include a private investment trust and a real estate limited partnership. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operation as of and for the year ended December 31, 2003. As of December 31, 2003, our consolidated financial position includes fixed maturity securities, available-for-sale ($12.7 million), equity securities, available-for-sale ($15.5 million), real estate ($53.9 million) and cash and other assets ($0.3 million), which are pledged as collateral for such entities short- and long-term debt of $27.2 million and $67.7 million, respectively. Of these amounts, $65.0 million is reflected in our consolidated statement of financial position as long-term debt. The remaining $27.2 million short-term debt and $2.7 million long-term debt was issued by affiliated entities and, therefore, eliminated upon consolidation of these VIEs. For the majority of these entities, the creditors have no recourse to the assets of our company.

Significant Unconsolidated Variable Interest Entities

We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts purchased at a discount entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. The primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $180.8 million as of December 31, 2003.

On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. The primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $56.2 million as of December 31, 2003.

We entered into various separate but similar transactions between August 15, 2000 and February 15, 2001, in which we contributed cash to trusts in return for a trust note. The trusts executed swaps in which the trust delivered cash to the counterparty in return for convertible, puttable fixed maturity securities. On the various dates in 2004 and 2005 that the trust notes are due, the underlying securities are returned to the swap counterparty and the trust notes are redeemed with the proceeds. The trust also swaps the equity option value embedded in the convertible security and the coupon on the security to the swap counterparty in return for a variable interest rate which the trust remits to the trust note holder. The swap counterparty has the right to instruct the trust to call the trust note and return the underlying security in order to utilize the convertible features of the security. We are not the primary beneficiary but we hold a significant variable interest in each of the trusts in which our notes have not yet been called by the swap counterparties. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $75.9 million as of December 31, 2003.

6. Investments

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2003 and 2002, are summarized as follows (in millions):

                                                                  Gross           Gross
                                                                unrealized     unrealized
                                                   Cost           gains          losses        Fair value
                                              --------------- --------------- -------------- ---------------
                                              --------------- --------------- -------------- ---------------
 December 31, 2003 Fixed maturities,
  available-for-sale:
   U.S. government and agencies.............     $    589.7       $    12.5        $   0.9     $     601.3
   Non-U.S. governments.....................          357.4            64.1            -             421.5
   States and political subdivisions........          497.7            40.4            2.2           535.9
   Corporate - public.......................       16,702.8         1,349.9           29.9        18,022.8
   Corporate - private......................        9,143.9           607.8           96.4         9,655.3
   Mortgage-backed and other
     asset-backed securities................        6,406.5           342.8           22.1         6,727.2
                                              --------------- --------------- -------------- ---------------
                                              --------------- --------------- -------------- ---------------
 Total fixed maturities, available-for-sale.     $ 33,698.0       $2,417.5         $ 151.5     $  35,964.0
                                              =============== =============== ============== ===============
                                              =============== =============== ============== ===============
 Total equity securities, available-for-sale     $    653.9       $    19.0        $   3.7     $     669.2
                                              =============== =============== ============== ===============
                                              =============== =============== ============== ===============

 December 31, 2002 Fixed maturities, available-for-sale:

   U.S. government and agencies.............    $     478.1       $    19.0        $     -     $     497.1
   Non-U.S. governments.....................          329.9            53.7            3.1           380.5
   States and political subdivisions........          384.2            32.9            5.9           411.2
   Corporate - public.......................       15,986.6         1,081.3          281.6        16,786.3
   Corporate - private......................        8,439.9           521.0          186.0         8,774.9
   Mortgage-backed and other
     asset-backed securities................        5,497.7           419.4           14.5         5,902.6
                                              --------------- --------------- -------------- ---------------
 Total fixed maturities, available-for-sale.    $  31,116.4       $ 2,127.3        $ 491.1     $  32,752.6
                                              =============== =============== ============== ===============
 Total equity securities, available-for-sale    $     349.8       $     2.5        $   4.2     $     348.1
                                              =============== =============== ============== ===============

The cost and fair value of fixed maturities available-for-sale at December 31, 2003, by expected maturity, were as follows (in millions):

                                                        Cost        Fair Value
                                                    ------------ -------------
                                                    ------------ -------------

 Due in one year or less...........................  $  2,113.4   $   2,152.1
 Due after one year through five years.............     8,878.6       9,426.1
 Due after five years through ten years............     8,258.7       9,001.9
 Due after ten years...............................     8,040.8       8,656.8
                                                    ------------ -------------
                                                    ------------ -------------
                                                       27,291.5      29,236.9
 Mortgage-backed and other asset-backed securities.     6,406.5       6,727.1
                                                    ------------ -------------
                                                    ------------ -------------
 Total.............................................  $ 33,698.0   $  35,964.0
                                                    ============ =============

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows (in millions):

                                             For the year ended December 31,
                                        ---------------------------------------
                                        ---------------------------------------
                                             2003         2002         2001
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------

Fixed maturities, available-for-sale..     $2,169.6     $2,115.5     $2,120.8
Fixed maturities, trading.............         10.1          5.2          -
Equity securities, available-for-sale.         45.4         27.4         27.6
 Mortgage loans.......................        892.3        787.0        855.7
 Real estate..........................         80.9         78.6        177.5
 Policy loans.........................         54.5         57.6         57.5
 Cash and cash equivalents............         15.5         23.3         58.3
 Derivatives..........................         12.7        (15.3)       (34.0)
 Other................................         79.8         97.5         78.9
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------
                                            3,360.8      3,176.8      3,342.3

 Less investment expenses.............       (158.7)      (107.0)      (130.9)
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------
 Net investment income................     $3,202.1     $3,069.8     $3,211.4
                                        ============= ============ ============

Net Realized/Unrealized Capital Gains and Losses

The major components of net realized/unrealized capital losses on investments are summarized as follows (in millions):

                                               For the year ended December 31,
                                           -------------------------------------
                                           -------------------------------------
                                               2003         2002          2001
                                           ------------ ------------ -----------
                                           ------------ ------------ -----------

Fixed maturities, available-for-sale:
   Gross gains...........................    $   69.8      $ 141.1     $   69.6
   Gross losses..........................      (289.2)      (535.7)      (380.4)
Fixed maturities, trading:
   Gross gains...........................         3.5          4.0          0.9
   Gross losses..........................        (0.3)        (0.1)        (0.1)
 Equity securities, available-for-sale:
   Gross gains...........................         7.0          2.6          5.7
   Gross losses..........................         5.2        (32.5)       (76.1)
 Mortgage loans..........................        (2.1)       (10.3)        10.6
 Real estate.............................         4.8          9.3        (19.0)
 Derivatives.............................       110.3
Other....................................         0.6         26.4       (103.9)
                                           ------------ ------------ -----------
                                           ------------ ------------ -----------
 Net realized/unrealized capital losses..    $  (90.4)     $(395.2)    $ (492.7)
                                           ============ ============ ===========
6. Investments (continued)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were
$2.6 billion, $7.9 billion and $5.4 billion in 2003, 2002 and 2001, respectively. Of the 2003, 2002 and 2001 proceeds, $0.1 billion, $4.3 billion and $1.6 billion, respectively, relate to sales of mortgage-backed securities. Our mortgage-backed portfolio is actively managed to reduce the risk of prepayment by purchasing securities that are trading close to par. Gross gains of $0.4 million, $88.2 million and $22.5 million and gross losses of $0.9 million, $11.6 million and $5.0 million in 2003, 2002 and 2001, respectively, were realized on sales of mortgage-backed securities.

We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $157.2 million, $357.0 million and $227.4 million in 2003, 2002 and 2001, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2003, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows (in millions):

                                     Less than          Greater than or equal to
                                   twelve months              twelve months
                             -------------------------- --------------------------
                              Carrying       Gross       Carrying       Gross        Total      Total gross
                                          unrealized                  unrealized   carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $     289.8    $    0.9      $    -         $    -   $   289.8        $   0.9
   States and political
     subdivisions...........          50.3         1.2          20.5            1.0      70.8            2.2
   Corporate - public.......         866.3        20.7          77.7            9.2     944.0           29.9
   Corporate - private......       1,268.8        69.3         218.4           27.1   1,487.2           96.4
   Mortgage-backed and
     other asset-backed
     securities.............       1,376.9        14.9          83.2            7.2   1,460.1           22.1
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   3,852.1    $  107.0      $  399.8                                 $ 151.5
   available-for-sale.......                                               $   44.5 $ 4,251.9
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      91.0    $    0.8      $  241.7                                 $   3.7
   available-for-sale.......                                               $    2.9 $   332.7
                             ========================== ============ ========================= ==============

As of December 31, 2003, we held $4,251.9 million in available-for-sale fixed maturity securities with unrealized losses of $151.5 million. Of these amounts, our General Account portfolio represented $3,786.2 million in available-for-sale fixed maturity securities with unrealized losses of $147.3 million. Our General Account portfolio consists of fixed maturity securities where 89% are investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost). Of the $151.5 million total gross unrealized losses, $24.8 million is related to fixed maturity securities that are part of a fair value hedging relationship that have been recognized in net income as of December 31, 2003. These securities are included in the less than twelve months Corporate-Private category.

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 349 securities with a carrying value of $3,386.4 million and unrealized losses of $102.8 million reflecting an average price of 97. Of this portfolio, 95.7% was investment grade (rated AAA through BBB-) at December 31, 2003, with associated unrealized losses of $67.5 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 60 securities with a carrying value of $399.8 million and unrealized losses of $44.5 million. The average rating of this portfolio is BBB- with an average price of 90 at December 31, 2003. The Corporate-Public and Corporate-Private sectors account for $36.4 million of the $44.5 million in unrealized losses. The average price of the corporate sectors is 89 and the average credit rating is BB/BB-. Included in the Corporate-Private sector and Mortgage-backed and other asset-backed securities sector are three previously impaired securities with a carrying value of $9.0 million and $2.0 million, respectively, and a current unrealized loss of $1.0 million and $0.8 million, respectively.

We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows (in millions):

                                                                                As of December 31,
                                                                         ----------------------------------
                                                                         ----------------------------------
                                                                              2003              2002
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------

 Net unrealized gains on fixed maturities, available-for-sale (1)......     $2,325.3          $1,633.4
 Net unrealized gains on equity securities, available-for-sale.........          13.1              0.2
 Adjustments for assumed changes in amortization patterns:
   Deferred policy acquisition costs...................................        (274.3)          (226.1)
   Unearned revenue reserves...........................................          15.2             13.5
 Net unrealized losses on derivative instruments.......................         (90.9)          (167.1)
 Net unrealized loss on policyholder dividend obligation...............         (99.0)           (33.6)
 Net unrealized loss on equity method subsidiaries and minority
     interest adjustments..............................................          (8.4)             -
 Provision for deferred income taxes...................................        (653.1)          (428.1)
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
 Net unrealized gains on available-for-sale securities.................     $ 1,227.9         $  792.2
                                                                         ================ =================

(1)  Excludes   net   unrealized    gains   (losses)   on   fixed    maturities,
     available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2003 and 2002, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows (dollars in millions):

                                                      As of December 31,
                              -----------------------------------------------------------------
                                            2003                              2002
                              -----------------------------------------------------------------
                              Carrying amount      Percent      Carrying amount      Percent
                                                   of total                          of total
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Geographic distribution
 New England.................     $  398.9            4.1%         $   387.6            4.1%
 Middle Atlantic.............      1,686.8           17.5            1,617.0           17.3
 East North Central..........        945.7            9.8              913.7            9.8
 West North Central..........        336.4            3.5              311.5            3.3
 South Atlantic..............      2,285.2           23.7            2,180.8           23.3
 East South Central..........        312.1            3.2              345.5            3.7
 West South Central..........        662.1            6.9              641.8            6.9
 Mountain....................        702.0            7.3              711.8            7.6
 Pacific.....................      2,350.8           24.5            2,339.7           24.9
 Valuation allowance.........        (49.6)          (0.5)             (83.6)          (0.9)
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Total.......................     $9,630.4          100.0%         $ 9,365.8          100.0%
                              =================================================================
                              -----------------------------------------------------------------

 Property type distribution
 Office......................     $3,545.2           36.8%         $ 3,166.2           33.8%
 Retail......................      2,706.4           28.1            2,836.0           30.3
 Industrial..................      2,708.8           28.1            2,802.6           29.9
 Apartments..................        545.9            5.7              475.4            5.1
 Hotel.......................         52.8            0.5               57.4            0.6
 Mixed use/other.............        120.9            1.3              111.8            1.2
 Valuation allowance.........        (49.6)          (0.5)             (83.6)          (0.9)
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Total.......................     $9,630.4          100.0%         $ 9,365.8          100.0%
                              =================================================================

6. Investments (continued)

Commercial and Residential Mortgage Loan Loss Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a provision for loss is established equal to the- difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is included in net realized/unrealized capital losses on our consolidated statements of operations. Mortgage loans deemed to be uncollectible are charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses.

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans along with the related allowance for losses were as follows (in millions):

                                            As of December 31,
                                   ---------------------------------
                                   ---------------------------------
                                        2003            2002
                                   -------------  ------------------

 Impaired loans...................    $149.6              $123.0
 Allowance for losses.............     (12.6)              (26.9)
                                   -------------  ------------------
                                   -------------  ------------------
 Net impaired loans...............    $137.0             $  96.1
                                   =============  ==================

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows (in millions):

                                                 For the year ended December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                 2003        2002       2001
                                              ---------- ----------- -----------

 Average recorded investment in
   impaired loans......................         $116.6       $88.4       $74.4
 Interest income recognized on impaired loans..   13.8         8.6        12.5

All interest income on impaired commercial mortgage loans was recognized on the cash basis of income recognition, whereas, interest income on impaired residential mortgage loans was recognized on the accrual basis.

A summary of the changes in the commercial and residential mortgage loan allowance for losses is as follows (in millions):

                                           For the year ended December 31,
                                      ----------------------------------------
                                      ----------------------------------------
                                         2003            2002         2001
                                      ------------ --------------- -----------
                                      ------------ --------------- -----------

 Balance at beginning of year.......     $ 87.0           $92.3       $110.4
 Provision for losses...............        1.3            35.1         11.2
 Releases due to write-downs,
   sales and foreclosures...........      (35.3)          (40.4)       (29.3)
                                      ------------ --------------- -----------
                                      ------------ --------------- -----------
 Balance at end of year.............     $ 53.0           $87.0      $  92.3
                                      ============ =============== ===========

Residential Mortgage Banking Activities

We were servicing approximately 960,000 and 920,000 residential mortgage loans with aggregate principal balances of approximately $118.7 billion and $107.7 billion at December 31, 2003 and 2002, respectively. In connection with these mortgage servicing activities, we held funds in trust for others totaling approximately $681.3 million and $646.7 million at December 31, 2003 and 2002, respectively. As of December 31, 2003 and 2002, $253.2 million and $273.9 million, respectively, of the funds held in trust were held in our banking subsidiary. In connection with our loan administration activities, we advance payments of property taxes and insurance premiums and also advance principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, we make certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as other assets in our consolidated statements of financial position. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, our Mortgage Banking segment created a special purpose bankruptcy remote entity, PRMCR, to provide an off-balance sheet source of funding for our residential mortgage loan production. As described in Note 5, effective July 1, 2003, we consolidated PRMCR due to the adoption of FIN 46. We sell eligible residential mortgage loans to PRMCR, where they are warehoused until sold to the final investor. We sold $32.8 billion and $47.1 billion in mortgage loans to PRMCR for the six months ended June 30, 2003, and during 2002, respectively. The maximum amount of mortgage loans, which can be warehoused in PRMCR, increased from $1.0 billion at inception to $4.0 billion as of December 31, 2002. PRMCR held $4.0 billion in mortgage loans held-for-sale as of December 31, 2002. The portfolio of loans held-for-sale by PRMCR must meet portfolio criteria, eligibility representations and portfolio aging limitations. Based on these eligibility representations, we are required to repurchase ineligible loans from PRMCR. For the six months ended June 30, 2003, and during 2002, we repurchased $74.7 million and $51.9 million, respectively, of ineligible loans from PRMCR.

Prior to our adoption of FIN 46, PRMCR was capitalized by equity certificates owned by third party investors not affiliated with us or our affiliates, directors or officers. The equity holders bear the risk of loss on defaulted mortgages. At December 31, 2002, PRMCR had outstanding equity certificates of $193.0 million. PRMCR also issues short-term secured liquidity notes as well as medium term notes to provide funds to purchase mortgage loans from us. At December 31, 2002, PRMCR had outstanding secured liquidity notes of $2.2 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. All borrowings were collateralized by the assets of PRMCR.

We paid a commitment fee to PRMCR based on the overall warehouse limit. PRMCR used a portion of the fee to fund a cash collateral account maintained at PRMCR. These funds are available as additional collateral to cover credit related losses on defaulted mortgage loans. Prior to our adoption of FIN 46, the balance in the account was $24.0 million at December 31, 2002, and was reflected in other assets on our consolidated statements of financial position. We maintain a right to the servicing of the mortgage loans held by PRMCR and retain servicing upon the sale of the majority of the mortgage loans to the final investors. As the servicer, we receive a monthly servicing fee and may earn additional incentive servicing fees upon successful completion of our servicing responsibilities. We received $13.7 million, $23.3 million and $12.6 million in servicing and incentive servicing fees from PRMCR for the six months ended June 30, 2003, and in 2002 and 2001, respectively. Any unpaid and earned incentive fees as well as any remaining amounts in the cash collateral account will be returned to us upon the termination of PRMCR. Additionally, as the servicer, we are required to advance to PRMCR those payments due from borrowers, but not received, as of specified cutoff dates. In addition, we perform certain secondary marketing, accounting and various administrative functions on behalf of PRMCR.

In order to hedge interest rate risk and non-credit-related market value risk associated with its inventory of mortgage loans held-for-sale, PRMCR entered into swaps with non-affiliated counterparties that are required to maintain certain minimum ratings as approved by the rating agencies. Through separate swap agreements with the swap counterparties that mirror the original swaps with PRMCR, the interest rate risk and non-credit-related market value risk components are swapped back to us.

In October 2000, our Mortgage Banking segment created a wholly owned, special purpose entity, Principal Residential Mortgage Funding, LLC ("PRMF"), to provide an off-balance-sheet source of funding for up to $250.0 million of qualifying delinquent mortgage loans. The limit was increased to $1.1 billion in August 2003. We sell qualifying delinquent FHA and VA mortgage loans to PRMF which then transfers the loans to Principal Residential Mortgage EBO Trust ("Trust"), an unaffiliated Delaware business trust and a qualifying special purpose entity. The Trust funds its acquisitions of the mortgage loans by selling participation certificates, representing an undivided interest in the Trust, to commercial paper conduit purchasers, who are not affiliated with us or any of our affiliates, directors or officers. At December 31, 2003 and 2002, the Trust held $653.4 million and $405.1 million in mortgage loans, respectively, and had outstanding participation certificates of $618.4 million and $382.8 million, respectively.

Mortgage loans typically remain in the Trust until they are processed through the foreclosure claim process, are paid off or reinstated. Mortgage loans that reinstate are no longer eligible to remain in the Trust and are required to be removed at fair market value at the monthly settlement date following reinstatement.

We are retained as the servicer of the mortgage loans and also perform accounting and various administrative functions on behalf of PRMF, in our capacity as the managing member of PRMF. As the servicer, we receive a servicing fee pursuant to the pooling and servicing agreement. We may also receive a successful servicing fee only after all other conditions in the monthly cash flow distribution are met. We received $34.7 million and $23.4 million in servicing and successful servicing fees from PRMF in 2003 and 2002, respectively. At December 31, 2003 and 2002, our estimated residual interest in such cash flows was $50.9 million and $32.7 million, respectively, and was recorded in other assets on our consolidated statements of financial position. The value of the residual interest was estimated based on the net present value of expected cash flows from PRMF. We are required to advance funds for payment of interest on the participation certificates and other carrying costs, if sufficient cash is not available in the trust collection account to meet this obligation.

Both the Trust and us, are parties to a cost of funds hedge agreement. We pay the weighted-average cost of funds on the participation certificates plus fees and expenses and receive the weighted-average coupon of mortgage loans in the Trust less a spread.

Based on PRMF's classification as a qualifying special purpose entity pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a Replacement of FASB Statement No. 125 ("SFAS 140"), PRMF is not required to be consolidated under the provisions of FIN 46.

Real Estate

Depreciation expense on invested real estate was $28.6 million, $25.5 million and $20.0 million in 2003, 2002 and 2001, respectively. Accumulated depreciation was $199.6 million and $151.1 million as of December 31, 2003 and 2002, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Total assets of the unconsolidated entities amounted to $2,412.4 million and $2,615.1 million at December 31, 2003 and 2002, respectively. Total revenues of the unconsolidated entities were $367.6 million, $324.3 million and $2,650.2 million in 2003, 2002 and 2001, respectively. During 2003, 2002 and 2001, we included $26.7 million, $13.9 million and $46.1 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. Total revenues and net investment income of the unconsolidated entities during 2001 included our ownership interest in Coventry Health Care, Inc. On February 1, 2002, we sold our minority interest in Coventry Health Care, Inc. (See Note 4). At December 31, 2003 and 2002, our net investment in unconsolidated entities was $(41.6) million and $(52.1) million, respectively, which primarily included our minority interests in domestic joint ventures and partnerships.

In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase loans aggregating $1,012.0 million and $525.1 million at December 31, 2003 and 2002, respectively.

Derivatives are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital losses.

7. Securitization Transactions

Commercial Mortgage Loans

We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity pursuant to the guidance of SFAS 140, they are not required to be consolidated under the provisions of FIN 46. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01%, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

In 2003 and 2002, we recognized gains of $16.4 million and $17.2 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative default rate between 5% and 12% during 2003 and 6% and 11% during 2002. The assumed range of the loss severity, as a percentage of defaulted loans, was between 14% and 33% during 2003 and 12% and 32% during 2002. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2003, the fair values of retained interests related to the securitizations of commercial mortgage loans were $255.4 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2003, as a result of these assumptions were not significant.

Residential Mortgage Loans and Residential Mortgage Servicing Rights

We sell residential mortgage loans and retain servicing responsibilities pursuant to the terms of the applicable servicing agreements. These sales are generally transacted on a non-recourse basis. In 2003, 2002 and 2001, we recognized gains of $472.0 million, $373.9 million and $237.2 million, respectively, on the sales of residential mortgage loans. Essentially all of our mortgage servicing rights are held by our mortgage banking operations.

We receive annual servicing fees approximating 0.41% of the outstanding principal balances on the underlying loans. The value of the servicing rights is subject to prepayment and interest rate risks on the transferred mortgage loans and is amortized in proportion to, and over the period of, estimated net servicing income.

Changes in capitalized mortgage servicing rights from our Mortgage Banking segment were as follows (in millions):

                                                        As of December 31,
                                                 -------------------------------
                                                 -------------------------------
                                                      2003            2002
                                                 -------------  ----------------

 Balance at beginning of year...................  $2,011.5            $1,910.0
 Additions......................................   1,304.8             1,103.0
 Sales..........................................     (66.9)               (5.5)
 Valuation adjustments due to hedge accounting..     224.4              (631.0)
 Release due to direct write-downs..............    (666.4)                -
 Amortization...................................    (434.8)             (364.9)
                                                 -------------  ----------------
                                                 -------------  ----------------
                                                   2,372.6             2,011.6
 Valuation allowance............................    (420.7)             (493.7)
                                                 -------------  ----------------
                                                 -------------  ----------------
 Balance at end of year.........................  $1,951.9            $1,517.9
                                                 =============  ================

To the extent that the carrying value of the servicing rights exceeds estimated fair value for any stratum, a valuation allowance is established, which may be adjusted in the future as the estimated fair value of the servicing rights increase or decrease. Activity in the valuation allowance for mortgage loan servicing rights is summarized as follows (in millions):

                                            For the year ended December 31,
                                        ----------------------------------------
                                        ----------------------------------------
                                           2003           2002          2001
                                        -----------  ------------- -------------
                                        -----------  ------------- -------------
Balance at beginning of year...........  $493.7         $198.1      $    2.3
Sales..................................   (43.5)           -             -
Impairments............................   636.9          318.3         196.0
 Recoveries............................     -            (22.7)         (0.2)
 Release due to direct write-downs.....  (666.4)           -             -
                                        -----------  ------------- -------------
                                        -----------  ------------- -------------
Balance at end of year.................  $420.7         $493.7      $  198.1
                                        ===========  ============= =============

Impairments reflect the decline in the fair value of unhedged mortgage servicing rights during the years presented. Due to the continuing lack of an active servicing market, we obtained additional evidence to support our estimated fair value at December 31, 2003. Based on this information, we performed an analysis of our mortgage servicing rights portfolio, which resulted in an additional impairment charge of $141.3 million in our mortgage banking company in December 2003.

During 2003, we established a policy of further evaluating our mortgage servicing rights valuation allowance by identifying portions of the allowance that represent a permanent impairment (i.e., direct write-downs). Each quarter, we will recognize a direct write-down when the gross carrying value is not expected to be recovered in the foreseeable future. We estimate the amount of direct write-downs based on an analysis of the mortgage servicing rights valuation allowance related to loans that have prepaid.

The key economic assumptions used in estimating the fair value of mortgage servicing rights at the date of loan sale for sales completed in 2003, 2002 and 2001 were as follows:

                                             2003       2002      2001
                                      -----------------------------------------
                                      -----------------------------------------
 Weighted-average life (years).......        6.78       6.42      7.84
 Weighted-average prepayment speed...       10.20%     11.91%     9.48%
 Yield to maturity discount rate.....        6.48%      6.75%     7.45%

Prepayment speed is the constant prepayment rate that results in the weighted-average life disclosed above.

At December 31, 2003, key economic assumptions and the sensitivity of the current estimated fair value of the mortgage servicing rights to immediate 10% and 20% adverse changes in those assumptions were as follows (dollars in millions):

 Estimated fair value of mortgage servicing rights...........    $1,959.4
 Expected weighted-average life (in years)...................         5.7
 Prepayment speed *..........................................        13.40%
    Decrease in estimated fair value of 10% adverse change...    $   88.4
    Decrease in estimated fair value of 20% adverse change...    $  168.9
 Yield to maturity discount rate *...........................         7.45%
    Decrease in estimated fair value of 10% adverse change...    $  111.6
    Decrease in estimated fair value of 20% adverse change...    $  223.2

* Represents the weighted-average prepayment speed and discount rate for the life of the mortgage servicing rights asset using our Option Adjusted Spread/Monte Carlo simulation of 160 interest rate paths.

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in estimated fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in estimated fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the estimated fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

Securitization Transactions Cash Flows

The table below summarizes cash flows for securitization transactions (in millions):

                                          For the year ended December 31,
                                     ------------------------------------------
                                     ------------------------------------------
                                         2003          2002            2001
                                     ------------------------------------------
 Proceeds from new securitizations..  $59,351.4     $48,749.4       $39,200.6
 Servicing fees received............      488.7         443.1           307.8
 Other cash flows received on
   retained interests...............       89.0          74.9            51.6

8. Derivatives Held or Issued for Purposes Other Than Trading

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities.

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

8. Derivatives Held or Issued for Purposes Other Than Trading (continued)

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $1,197.3 million at December 31, 2003, and $424.4 million at December 31, 2002. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $862.8 million at December 31, 2003, and $285.8 million at December 31, 2002.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows (in millions):

                                                        As of December 31,
                                                 ----------------------------
                                                 ----------------------------
                                                       2003             2002
                                                 --------------- ------------
 Notional amounts of derivative instruments
 Foreign currency swaps......................... $  2,823.4        $ 3,217.0
 Interest rate floors...........................    1,650.0          1,650.0
 Interest rate swaps............................    8,158.9          9,719.2
 Principal only swaps...........................        -              123.6
 Mortgage-backed forwards and options...........    4,892.3         17,494.9
 Swaptions......................................    5,642.5          9,772.5
 Bond forwards..................................      467.2            363.7
 Interest rate lock commitments.................    2,242.4          8,198.1
 Call options...................................       30.0             30.0
 U.S. Treasury futures..........................       27.8            271.1
 Currency forwards..............................      135.8              -
 Treasury rate guarantees.......................        -               63.0
 Credit default swap long.......................      863.3            705.2
 U.S. LIBOR.....................................    4,380.0          2,225.0
 Bond options...................................       17.5              -
                                                 --------------- ------------
Total notional amounts at end of year..........  $ 31,331.1        $53,833.3
                                                 =============== ============
                                                 =============== ============

 Credit exposure of derivative instruments
 Foreign currency swaps......................... $    637.1        $   195.0
 Interest rate floors...........................        1.9              1.7
 Interest rate swaps............................       89.6             48.4
 Swaptions......................................       29.2             31.4
 Call options...................................        6.6              0.4
 Currency forwards..............................        0.3              -
 Bond forwards..................................       52.2              -
 Credit default swap long.......................       45.9              8.9
                                                ---------------- -----------
Total credit exposure at end of year............ $    862.8        $   285.8
                                                ================ ===========

The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of derivative instruments related to residential mortgage loan servicing rights is included in the basis of the derivatives. These derivatives are marked to market with the changes in market value reported in operating expenses on the consolidated statements of operations.

The fair value of our derivative instruments classified as assets at December 31, 2003 and 2002, was $969.7 million and $1,129.9 million, respectively. Of this amount, the fair value of derivatives related to investment hedges at December 31, 2003 and 2002, was $736.4 million and $348.8 million, respectively, and was reported with other invested assets on the consolidated statements of financial position. The fair value of derivatives related to residential mortgage loan servicing rights and residential mortgage loans at December 31, 2003 and 2002, was $233.3 million and $781.1 million, respectively, and was reported with other assets on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2003 and 2002, was $142.6 million and $454.4 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

We also enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We recognized a pretax net gain of $128.4 million, $50.5 million and $95.5 million in 2003, 2002 and 2001, respectively, relating to our fair value hedges. These net gains consisted of the following components:

                                                                  For the year ended December 31,
                                                              -----------------------------------------
                                                              -----------------------------------------
                                                                  2003          2002         2001
                                                              -----------------------------------------
                                                                           (in millions)

Net gain (loss) related to the ineffective portion of our         $ 18.1        $ (6.6)     $ 151.7
   fair value hedges of residential mortgage loan servicing
   rights....................................................
Net gain (loss) related to the change in the value of the
   servicing hedges that were excluded from the assessment
   of hedge effectiveness....................................      119.8          77.1        (43.6)

Net loss related to the ineffective portion of                      (9.5)        (20.0)       (12.6)
   our investment hedge......................................
                                                              -----------------------------------------
Net gain relating to fair value hedges.......................     $128.4        $ 50.5      $  95.5
                                                              =========================================

The net gain (loss) on servicing hedges was reported with operating expenses and the net loss on our investment hedges was reported with net realized/unrealized capital losses on our consolidated statements of operations.

Cash Flow Hedges

We also utilize floating-to-fixed rate interest rate swaps to match cash flows.

We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

In 2003, 2002 and 2001, we recognized a $49.6 million, $(74.5) million and $(5.8) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $54.6 million and $17.8 million net losses from accumulated comprehensive income into earnings during 2003 and 2002, respectively (none was transferred during 2001), and we expect to reclassify $5.2 million net losses in the next 12 months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, we have recognized an immaterial amount in earnings due to cash flow hedge ineffectiveness.

Derivatives Not Designated as Hedging Instruments

We attempt to match the timing of when interest rates are committed on insurance products, residential mortgage loans and other new investments. However, timing differences may occur and can expose us to fluctuating interest rates. To offset this risk, we use mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. Forward contracts are marked to market no less than quarterly. Our interest rate lock commitments on residential mortgage loans are also accounted for as derivatives.

Occasionally, we will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, we may sell an investment-type contract with attributes tied to market indices, in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We have also entered into credit default swaps to exchange the credit default swap risk of one bond for that of another. We have also entered into currency forward agreements to reduce the exposure to future currency volatility in various short-term foreign cash equivalents.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2003, 2002 and 2001, gains of $1.1 million, $19.1 million and $68.3 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

In 2002, we entered into an interest rate swap as part of a structuring process of an investment grade collateralized debt obligation ("CDO") issuance. Due to market conditions, the CDO was never issued. The pretax loss realized on the termination of the interest rate swap was $17.3 million.

9. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of Principal Mutual Holding Company's demutualization.

A policyholder dividend obligation is required to be established for earnings in the Closed Block that are not available to shareholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income). If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a policyholder dividend obligation. This policyholder dividend obligation represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2003 and 2002, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected resulting in the recognition of a policyholder dividend obligation of $99.0 million and $33.6 million as of December 31, 2003 and 2002, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                        As of December 31,
                                                 ------------------------------
                                                 ------------------------------
                                                  2003               2002
                                                 ---------------- -------------
                                                          (in millions)
 Closed Block liabilities
 Future policy benefits and claims..............  $5,401.7           $5,320.0
 Other policyholder funds.......................      30.7               33.0
 Policyholder dividends payable.................     371.3              374.3
 Policyholder dividend obligation...............      99.0               33.6
 Other liabilities..............................      42.9               20.1
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total Closed Block liabilities...............   5,945.6            5,781.0

Assets designated to the Closed Block
Fixed maturities, available-for-sale............   2,864.1            2,707.0
Equity securities, available-for-sale...........      80.7               23.4
Mortgage loans..................................     849.9              862.9
Real estate.....................................       1.9                0.5
Policy loans....................................     757.8              776.1
Other investments...............................      26.8               19.8
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total investments............................   4,581.2            4,389.7

 Cash and cash equivalents (deficit)............      (6.0)              (5.4)
 Accrued investment income......................      74.1               77.5
 Deferred tax asset.............................      70.1               68.5
 Premiums due and other receivables.............      28.1               29.5
 Other assets...................................      22.3                -
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total assets designated to the Closed Block..   4,769.8            4,559.8
                                                 ---------------- -------------
                                                 ---------------- -------------

 Excess of Closed Block liabilities over assets
   designated to the Closed Block................  1,175.8            1,221.2

 Amounts included in other comprehensive income..     74.6               77.8
                                                 ---------------- -------------
                                                 ---------------- -------------

 Maximum future earnings to be recognized from
   Closed Block assets and liabilities........... $1,250.4           $1,299.0
                                                 ================ =============

Closed Block revenues and expenses were as follows:

                                               For the year ended December 31,
                                             -----------------------------------
                                             -----------------------------------
                                               2003        2002        2001
                                             ---------- ---------- -------------
                                                        in millions)
 Revenues
 Premiums and other considerations.........    $ 684.3   $ 710.0     $   742.1
 Net investment income.....................      306.6     309.9         311.8
 Net realized/unrealized capital losses....       (6.6)    (40.8)        (19.7)
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
   Total revenues..........................      984.3     979.1       1,034.2

 Expenses
 Benefits, claims and settlement
   expenses................................      557.4     583.3         614.4
 Dividends to policyholders................      298.6     305.2         305.8
 Operating expenses........................        8.3      12.3          12.7
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
   Total expenses..........................      864.3     900.8         932.9
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------

 Closed Block revenue, net of Closed Block
   expenses, before income taxes...........      120.0      78.3         101.3
 Income taxes..............................       39.5      25.2          33.5
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
 Closed Block revenue, net of Closed Block        80.5      53.1          67.8
   expenses and income taxes...............
 Funding adjustment charges................      (31.9)     (3.5)         (7.6)
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
 Closed Block revenue, net of Closed Block     $  48.6   $  49.6     $    60.2
   expenses, income tax and funding
   adjustment charges......................
                                             ========== ========== =============

The change in maximum future earnings of the Closed Block was as follows:

                                                As of December 31,
                                    -----------------------------------------
                                    -----------------------------------------
                                          2003                      2002
                                    --------------------  -------------------
                                                   (in millions)

 Beginning of year..................   $ 1,299.0                  $ 1,348.6
 End of year........................     1,250.4                    1,299.0
                                    --------------------  -------------------
                                    --------------------  -------------------
 Change in maximum future earnings..   $   (48.6)                 $   (49.6)
                                    ====================  ===================

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

10. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2003, 2002 and 2001 were as follows (in millions):

                                                     As of December 31,
                                        ----------------------------------------
                                        ----------------------------------------
                                         2003           2002            2001
                                        ----------- ------------- --------------
                                        ----------- ------------- --------------

Balance at beginning of year..........  $1,374.4       $1,322.3        $1,333.3
Cost deferred during the year.........     337.4          314.8           249.0
Amortized to expense during the year..    (144.0)        (141.1)         (198.5)
Effect of unrealized gains............     (48.2)        (121.6)          (61.5)
                                        ----------- ------------- --------------
                                        ----------- ------------- --------------
Balance at end of year................  $1,519.6       $1,374.4        $1,322.3
                                        =========== ============= ==============

11. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows (in millions):

                                                          As of December 31,
                                                      -------------------------
                                                      -------------------------
                                                           2003       2002
                                                      -------------------------
                                                      -------------------------
 Liabilities for investment-type contracts:
   Guaranteed investment contracts...................  $12,868.3   $13,894.4
   Funding agreements................................    9,336.2     6,246.3
   Other investment-type contracts...................    1,563.4     1,775.3
                                                      -------------------------
 Total liabilities for investment-type contracts.....   23,767.9    21,916.0

 Liabilities for individual annuities................    3,486.2     2,900.4
 Universal life and other reserves...................    1,636.5     1,480.9
                                                      -------------------------
 Total contractholder funds..........................  $28,890.6   $26,297.3
                                                      =========================

Our guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give a minimum notice period.

Funding agreements include those issued domestically directly to nonqualified institutional investors, as well as to two separate programs where the funding agreements are issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. Due to our adoption of FIN 46 in July 2003, we are no longer required to consolidate this program. As of December 31, 2003 and 2002, $3,618.7 million and $3,583.5 million, respectively, are outstanding under this program.

In addition, we are authorized to issue up to $7.0 billion of funding agreements under another program to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The $7.0 billion represents a $3.0 billion increase over the authorization amount we had at the end of 2002. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2003 and 2002, $5,613.4 million and $2,555.0 million, respectively, are outstanding under this program.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                         For the year ended December 31,
                                 -----------------------------------------------
                                 -----------------------------------------------
                                       2003           2002            2001
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------

 Balance at beginning of year..      $   699.3       $  714.8       $   705.0

 Incurred:
   Current year................        1,572.3        1,588.3         1,597.1
   Prior years.................          (24.7            0.6           (17.5)
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total incurred................        1,547.6        1,588.9         1,579.6

 Payments:
   Current year................        1,304.6        1,333.2         1,283.2
   Prior years.................          236.5          271.2           286.6
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total payments................        1,541.1        1,604.4         1,569.8

 Balance at end of year:
   Current year................          267.7          255.1           313.9
   Prior years.................          438.1          444.2           400.9
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total balance at end of year..      $   705.8       $  699.3       $   714.8
                                 ============== =============== ================

The activity summary in the liability for unpaid accident and health claims shows an increase (decrease) of $(24.7) million, $0.6 million and $(17.5) million for the year ended December 31, 2003, 2002 and 2001, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2003, 2002 and 2001, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in 2003 we established a premium deficiency reserve on our medical conversion business that was included in our incurred but not reported claim reserve in prior years. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $26.4 million, $22.0 million and $23.3 million, and related reinsurance recoverables of $2.5 million, $2.0 million and $1.4 million in 2003, 2002 and 2001, respectively, which are not included in the rollforward above.

12. Debt

Short-Term Debt

The components of short-term debt as of December 31, 2003 and 2002, were as follows (in millions):

                                                  As of December 31,
                                         --------------------------------------
                                         --------------------------------------
                                                2003               2002
                                         ------------------- ------------------
                                         ------------------- ------------------

PRMCR secured liquidity notes...........     $   215.0          $      -
PRMCR fixed term notes..................         400.0                 -
Mortgage servicing rights financing.....         300.0                 -
Intercompany revolving line of credit...         487.0               875.3
Nonrecourse short-term debt.............         276.0               368.6
                                         ------------------- ------------------
                                         ------------------- ------------------
Total short-term debt...................     $ 1,678.0          $  1,243.9
                                         =================== ==================

As of December 31, 2003, we had credit facilities with various financial institutions in an aggregate amount of $4.0 billion, which consisted of a $2.2 billion PRMCR credit facility and $1.8 billion in other credit facilities. We consolidated PRMCR in July 2003 as a result of adopting FIN 46. See Note 5 for more information regarding PRMCR. PRMCR can use the $2.2 billion credit facility to issue short-term debt. As of December 31, 2003, PRMCR had $215.0 million of short-term secured liquidity notes outstanding under this facility. All borrowings are collateralized by the assets of PRMCR. Of our other remaining credit facilities, as of December 31, 2003 and 2002, we had $975.9 million and $526.2 million of outstanding borrowings, with $1.0 billion and $436.8 million of assets pledged as support, respectively. Assets pledged consisted primarily of mortgage servicing rights, commercial mortgages and securities. Our credit facilities also include a $600.0 million back-stop facility to provide 100% support for our commercial paper program, of which there were no outstanding balances as of December 31, 2003 and 2002.

PRMCR's $400.0 million outstanding short-term debt in fixed term notes as of December 31, 2003, was originally issued under a separate credit facility for long-term borrowings. Due to a maturity date of less than twelve months at the time of consolidation in July 2003, the fixed term notes were classified as short-term debt. See the Long-Term Debt section for further discussion.

Our short-term debt also consists of a payable to PFSI of $487.0 million and $875.3 million as of December 31, 2003 and 2002, respectively. Interest paid on intercompany debt was $10.4 million and $19.9 million during 2003 and 2002, respectively.

The weighted-average interest rates on short-term borrowings as of December 31, 2003 and 2002, were 2.9% and 1.8%, respectively. Excluding PRMCR, the weighted-average interest rates on short-term borrowings as of December 31, 2003, was 1.6%.

Long-Term Debt

The components of long-term debt as of December 31, 2003 and 2002, were as follows (in millions):

                                                       As of December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                     2003               2002
                                              ------------------- --------------
                                              ------------------- --------------

7.875% surplus notes payable, due 2024.......         199.0               199.0
8% surplus notes payable, due 2044...........          99.2                99.1
PRMCR medium term notes......................       1,200.0                 -
PRMCR equity certificates....................         193.0                 -
Nonrecourse mortgages and notes payable......         211.9               158.0
Other mortgages and notes payable............          71.4               122.6
                                              ------------------- --------------
Total long-term debt.........................      $1,974.5              $578.7
                                              =================== ==============

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

At December 31, 2003, PRMCR had a $1.8 billion credit facility for long-term debt, of which $1.4 billion of long-term debt was outstanding ($1,200.0 million in medium term notes and $193.0 million in equity certificates). In 2001, $1,600.0 million in medium term notes were issued under this facility, of which $1,200.0 million was classified as long-term debt on our consolidated statement of financial position as of December 31, 2003. The remaining $400.0 million in medium term notes were classified as short-term debt at the time of consolidation in July 2003 due to the maturity date ending in less than twelve months. Maturities for the long-term portion are three years for $400.0 million and five years for $800.0 million. The three-year medium term notes have a fixed rate. The five-year medium term notes pay interest based on LIBOR plus a spread. The weighted average interest rate on the medium term notes classified as long-term debt was 2.46% at December 31, 2003. Equity certificates were issued in 2000 and 2001, of which $193.0 million remains as outstanding long-term debt as of December 31, 2003. The equity certificates have a five-year maturity and pay interest based on LIBOR plus a spread. The weighted average interest rate on the equity certificates was 2.86% at December 31, 2003. All PRMCR borrowings are collateralized by the assets of PRMCR.

On March 10, 1994, we issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. For each of the years ended December 31, 2003, 2002 and 2001, interest of $23.8 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024, may be redeemed at our election on or after March 1, 2004, in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $192.5 million in credit facilities with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2003, range from $0.4 million to $99.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding principal balances as of December 31, 2002, range from $0.2 million to $100.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $319.2 million and $260.4 million as of December 31, 2003 and 2002, respectively.

At December 31, 2003, future annual maturities of the long-term debt were as follows (in millions):

2004                                                             $   450.6
2005                                                                  74.4
2006                                                                 971.3
2007                                                                  98.2
2008                                                                  76.2
Thereafter...................................................        303.8
                                                              -----------------
                                                              -----------------
Total future maturities of the long-term debt................    $ 1,974.5
                                                              =================

Cash paid for interest for 2003, 2002 and 2001, was $92.2 million, $59.4 million and $74.7 million, respectively. These amounts include interest paid on taxes during these years. Cash paid for interest in 2003 includes $37.6 million of interest paid by PRMCR.

13. Income Taxes

Our income tax expense from continuing operations was as follows (in millions):

                                              For the year ended December 31,
                                           -------------------------------------
                                           -------------------------------------
                                             2003         2002         2001
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Current income taxes (benefit):
   U.S. federal........................... $    72.2      $ (52.8)    $   30.0
   State and foreign......................      40.4         49.4         30.0
   Net realized/unrealized capital losses.    (121.7)       (78.1)      (210.1)
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Total current income tax benefits.........      (9.1)       (81.5)      (150.1)
Deferred income taxes.....................     204.6        101.7        242.5
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Total income taxes........................ $   195.5      $  20.2     $   92.4
                                           =========== ============ ============

Our provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pretax income and our effective tax rate on pretax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                           For the year ended December 31,
                                        --------------------------------------
                                        --------------------------------------
                                         2003            2002         2001
                                        ------------- ------------ -----------
                                        ------------- ------------ -----------

 Statutory corporate tax rate...........   35%             35%          35%
 Dividends received deduction...........   (7)            (12)         (13)
 Interest exclusion from taxable income.   (1)             (2)          (3)
 Federal tax settlement for prior years.   (3)            (20)           -
 Other..................................   (1)              3            1
                                        ------------- ------------ -----------
 Effective tax rate.....................   23%              4%          20%
                                        ============= ============ ===========

Significant components of our net deferred income taxes were as follows (in millions):

                                                           As of December 31,
                                                        ------------------------
                                                        ------------------------
                                                            2003       2002
                                                        ----------- ------------
                                                        ----------- ------------
Deferred income tax assets (liabilities):
   Insurance liabilities................................ $   426.7  $    263.1
   Deferred policy acquisition costs....................    (494.4)     (432.0)
   Net unrealized gains on available-for-sale securities    (647.1)     (422.7)
   Mortgage loan servicing rights.......................    (482.5)     (429.6)
   Other................................................    (342.4)      (83.5)
                                                        ----------- ------------
                                                        ----------- ------------
Total net deferred income tax liabilities............... $(1,539.7) $ (1,104.7)
                                                        =========== ============

The Internal Revenue Service (the "Service") has completed examination of the U.S. consolidated federal income tax returns for 1998 and prior years. The Service has also begun to examine returns for 1999, 2000 and 2001. We believe that there are adequate defenses against or sufficient provisions for any challenges.

Net cash received (paid) for income taxes was $(122.4) million, $306.8 million and $(69.3) million in 2003, 2002 and 2001, respectively. Net cash received in 2002 was primarily due to refunds for 2001 capital losses and the favorable settlement of an Internal Revenue Service audit issue.

14. Employee and Agent Benefits

We have defined benefit pension plans covering substantially all of our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will

14. Employee and Agent Benefits (continued)

accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions, ("SFAS 87"), however, they are included in our consolidated statements of financial position.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows (in millions):

                                                     Pension benefits        Other postretirement benefits
                                               ----------------------------- ------------------------------
                                               ----------------------------- ------------------------------
                                                    As of December 31,            As of December 31,
                                               ----------------------------- ------------------------------
                                               ----------------------------- ------------------------------
                                                   2003           2002           2003            2002
                                               -------------  -------------- -------------- ---------------
Change in benefit obligation
Benefit obligation at beginning of year.....    $ (1,046.4)     $  (856.0)      $ (280.2)      $ (231.1)
Service cost................................         (49.0)         (36.5)         (12.3)          (9.4)
Interest cost...............................         (66.9)         (63.0)         (17.9)         (17.8)
Actuarial gain (loss).......................         (65.5)        (124.4)          55.0          (36.6)
Participant contributions...................           -              -             (2.5)          (1.5)
Benefits paid...............................          38.1           33.5            9.7            8.9
Other.......................................          (1.7)           -             (5.1)           7.3
                                               -------------  -------------- -------------- ---------------
Benefit obligation at end of year...........    $ (1,191.4)     $(1,046.4)      $ (253.3)      $ (280.2)
                                               =============  ============== ============== ===============

Change in plan assets
Fair value of plan assets at beginning
   of year..................................    $    893.3      $   952.5       $  354.0       $  362.3
Actual return (loss) on plan assets.........         140.5          (32.2)          31.5           (2.2)
Employer contribution.......................          37.8            6.5            0.5            1.3
Participant contributions...................           -              -              2.5            1.5
Benefits paid...............................         (38.1)         (33.5)          (9.7)          (8.9)
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Fair value of plan assets at end of year....    $  1,033.5      $   893.3       $  378.8       $  354.0
                                               =============  ============== ============== ===============

Funded (underfunded) status.................    $   (157.9)     $  (153.1)      $  125.5       $   73.8
Unrecognized net actuarial loss.............         165.6          183.7            7.3           70.7
Unrecognized prior service cost (benefit)...           6.0            5.9          (24.4)         (32.6)
Unamortized transition asset................          (0.1)          (0.5)           -              -
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Net amount recognized.......................    $     13.6      $    36.0       $  108.4       $  111.9
                                               =============  ============== ============== ===============
                                               =============  ============== ============== ===============

Amounts recognized in statement of financial
   position consist of
Prepaid benefit cost........................    $    166.7      $   175.1       $  109.0       $  112.5
Accrued benefit liability including
   minimum liability........................        (157.0)        (139.1)          (0.6)          (0.6)
Accumulated other comprehensive income......           3.9            -              -              -
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Net amount recognized.......................    $     13.6      $    36.0       $  108.4       $  111.9
                                               =============  ============== ============== ===============
                                               =============  ============== ============== ===============

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote, as they do not qualify as assets under SFAS 87. Benefits paid from the pension plans include both qualified and nonqualified plan benefits.

Employees of Professional Pensions, Inc ("PPI") are eligible for coverage under the pension plans, which was reflected in 2003. For 2002, the higher benefits and compensation limits of the Economic Growth and Tax Relief Reconciliation Act of 2001 were recognized in the accounting of the defined benefit plans.

The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

Effective for 2004, we moved to a 100% self insured medical plan for both the active and retiree participants. A co-pay structure that varies by benefit type and a coinsurance provision were added to the plans. Due to the changes, the premium structures and associated participant contribution rates changed. These changes were reflected in 2003 and increased the accumulated postretirement benefit obligation by $5.1 million. Effective for 2003, we amended the method for determining postretirement retiree health plan contributions for future years. As a result of this change, the accumulated postretirement obligation decreased by $7.2 million in 2002.

Also effective January 1, 2004, a $1.0 million cap on active and retiree employer-provided life insurance was implemented. This cap only affected a small group of previously grandfathered employees. For those currently over the $1.0 million amount, their cap will be set equal to their coverage level as of January 1, 2004. This change was reflected in 2003 and resulted in a decrease in the accumulated postretirement benefit obligation by $0.1 million.

An actuarial liability gain of $55.0 million occurred during 2003 for the other postretirement benefit plans. This was due to the demographic experience of the active employees (higher turnover rates than expected), a change in demographic assumptions including an increase in the turnover rates which more appropriately reflects past experience and our expectations for the future and only a slight increase in our claim cost per capita assumptions from last year. Claim costs are developed by looking at the plan's actual experience. Slightly offsetting these gains was a loss created by a lower discount rate assumption.

The accumulated benefit obligation for all defined benefit pension plans was $976.8 million and $837.4 million at December 31, 2003, and 2002, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

The obligations below relate only to the nonqualified pension plan liabilities. The nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87, however, these assets are included in our consolidated statements of financial position.

                                                 As of December 31,
                                  ---------------------------------------------
                                  -------------------- ------ -----------------
                                         2003                         2002
                                  --------------------        -----------------
                                                   (in millions)
Projected benefit obligation......         $  224.0                  $  180.6
Accumulated benefit obligation....            157.0                     125.1

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                      As of December 31,
                                              ----------------------------------
                                              --------------- --- --------------
                                                 2003                     2002
                                              ---------------     --------------
                                                        (in millions)
Accumulated postretirement benefit obligation.  $  88.3                 $ 90.2
Fair value of plan assets.....................     84.6                   80.0

Components of net periodic benefit cost (in millions):

                                        Pension benefits                  Other postretirement benefits
                            ------------------------------------------ ------------------------------------
                            ------------------------------------------ ------------------------------------
                                 For the year ended December 31,         For the year ended December 31,
                            ------------------------------------------ ------------------------------------
                                2003          2002          2001          2003       2002         2001
                             ----------------------------------------- ------------------------------------

 Service cost...............    $  49.0      $ 36.5        $  31.2       $ 12.3     $  9.4       $ 8.3
 Interest cost..............       66.9        63.0           59.3         17.9       17.8        15.6
 Expected return on plan
   assets...................      (74.8)      (84.6)         (99.2)       (25.8)     (32.8)      (32.3)
 Amortization of prior
   service cost
   (benefit)................        1.7         1.7            1.7         (3.2)      (2.7)       (2.6)
 Amortization of transition
   (asset) obligation.......       (0.5)       (2.2)         (11.5)         -          -           0.3
 Recognized net actuarial
   (gain) loss..............       17.9        (7.9)         (14.1)         2.7        0.2        (1.3)
                             ----------------------------------------- ------------------------------------
                             ----------------------------------------- ------------------------------------
 Net periodic benefit cost      $  60.2      $  6.5        $ (32.6)      $  3.9     $ (8.1)      $(12.0)
   (income).................
                             ========================================= ====================================

Additional information:

                                        Pension benefits benefits             Other postretirement
                                       ---------------------------    -------------------------------------
                                                         For the year ended December 31,
                                       --------------------------------------------------------------------
                                       -----------    ------------ -- ----------------    -----------------
                                          2003           2002              2003                 2002
                                       -----------    ------------    ----------------    -----------------
                                                                  (in millions)
Increase in minimum liability
   included in other comprehensive
   income...........................       $ 3.9         $  -               N/A                 N/A

Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                            Other postretirement
                                 Pension benefits                 benefits
                               ------------------------    ---------------------
                                       For the year ended December 31,
                               -------------------------------------------------
                               --------- -------------- -- ------------ --------
                               2003          2002             2003         2002
                               --------- --------------    ------------ --------
                               --------- --------------    ------------ --------

Discount rate..................6.25%         6.50%            6.25%       6.50%
Rate of compensation increase..5.00%         5.00%            5.00%       5.00%


Weighted-average assumptions used to determine net periodic benefit cost

                                          Pension benefits                Other postretirement benefits
                                  ---------------------------------    ------------------------------------
                                                      For the year ended December 31,
                                  -------------------------------------------------------------------------
                                    2003        2002       2001           2003        2002         2001
                                  ---------- ----------- ----------    ----------- ------------ -----------
                                  ---------- ----------- ----------    ----------- ------------ -----------

Discount rate..................     6.50%      7.50%       8.00%         6.50%        7.50%       8.00%
Expected long-term return on
   plan assets.................     8.50%      9.00%       9.00%         7.36%        9.11%       9.02%
Rate of compensation increase..
                                    5.00%      5.00%       5.80%         5.00%        5.00%       5.80%

For other postretirement benefits, the 7.36% rate for 2003 is based on the weighted average expected long-term asset returns for the health, life and long-term care plans. The expected long-term rates for the health, life and long-term care plans are 7.25%, 8.25% and 8.25%, respectively.

The expected return on plan assets is set at the long-term rate expected to be earned based on the long-term investment strategy of the plans and the various classes of the invested funds. For each asset class, a long-term asset return assumption is developed taking into account the long-term level of risk of the asset and the tax status of the plan trusts. Historical returns of multiple asset classes were analyzed to develop risk premiums for each asset class. The risk premiums take into account the long-term level of risk of the asset. A long-term risk-free real rate of return was also developed. The overall expected rate for each asset class was developed by combining a long-term inflation component, the risk-free real rate of return, and the associated risk premium. A weighted average expected long-term rate was developed based on long-term returns for each asset class and the target asset allocation of the plan.

Assumed health care cost trend rates
                                                      For the year ended
                                                          December 31,
                                                   -------------------------
                                                   ----------- -- ----------
                                                      2003            2002
                                                   -----------    ----------
                                                   -----------    ----------
Health care cost trend rate assumed for next year..   12.5%          15.0%
Rate to which the cost trend rate is assumed to
   decline (the ultimate trend rate) ..............    5.0%           5.0%
Year that the rate reaches the ultimate trend rate.   2010            2009

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                          1-percentage-    1-percentage-
                                         point increase    point decrease
                                         --------------- ----------------

Effect on total of service and
   interest cost components.                  $   9.5        $   (7.4)
Effect on accumulated postretirement
   benefit obligation.                           38.1           (31.1)

Pension Plan Assets

The pension plan's weighted-average asset allocations by asset category are as follows:

                                              Plan assets as of October 1,
                                         ---------------------------------------
                                         ---------------------------------------
                                                2003                2002
                                         ------------------- -------------------
Asset category
Domestic equity securities.............          58%                 41%
International equity securities........          10                  14
Domestic debt securities...............          27                  40
Real estate............................           5                   5
                                         ------------------- -------------------
                                         ------------------- -------------------
   Total                                        100%                100%
                                         =================== ===================

Our investment strategy is to achieve the following:
 o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
 o Ensure that sufficient cash is on hand to meet the emerging benefit liabilities for the plan.
 o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

The overall target asset allocation for the qualified plan assets is:

Asset category                                            Target allocation
                                                     --------------------------
Domestic equity securities.........................            40%-60%
International equity securities....................             5%-15%
Domestic debt securities...........................            20%-30%
International debt securities......................             0%-7%
Real estate........................................             3%-10%
Other..............................................             0%-7%

For 2003 and 2002, respectively, the plan assets include $66.8 million and $79.4 million in PFG stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of Principal Mutual Holding Company's demutualization. For 2001, the value of the stock received in the demutualization was $56.7 million, which was amortized over the remaining service period of plan participants. We have a plan in place to liquidate these holdings, which we are planning to complete in 2005.

Other Postretirement Benefit Plans' Assets

The other postretirement benefit plans' weighted-average asset allocations by asset category are as follows:

                                       Plan assets as of October 1,
                                  ----------------------------------------
                                  ----------------------------------------
                                         2003                 2002
                                  -------------------- -------------------
                                  --------------------
Asset category
Equity securities................         47%                  40%
Debt securities..................         53                   60
                                  -------------------- -------------------
   Total.........................        100%                 100%
                                  ==================== ===================

The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                                      Target allocation
                                                --------------------------
                                                --------------------------
Equity securities.............................            40-60%
Debt securities...............................            40-60%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan, but with respect to our retiree health, life and long-term care plans.

In 2001, as a result of Principal Mutual Holding Company's demutualization, the other postretirement benefit plans received $11.3 million in compensation, which was used to pay benefit claims and participant contributions, with the remainder to be amortized over the remaining service period of plan participants.

Contributions

We expect to contribute roughly $1.0 million to our other postretirement benefit plans in 2004. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We don't anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2004 in the range of $10-$50 million. This includes funding for both our qualified and nonqualified plans.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans (in millions).

                                                      For the year ended December 31,
                              ---------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------
                                               2003                                     2002
                              --------------------------------------- -----------------------------------------
                              ---------------------------------------
                               Qualified   Nonqualified                Qualified  Nonqualified
                                  plan        plans        Total         plan         plans         Total
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------

Benefit obligation, end of
   the year.................     $ (967.4)   $ (224.0)    $(1,191.4)    $ (865.8)    $(180.6)     $(1,046.4)
Fair value of plan assets,
   end of the year..........      1,033.5         -         1,033.5        893.3         -            893.3
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Funded (underfunded) status..        66.1      (224.0)       (157.9)        27.5      (180.6)        (153.1)
Unrecognized net actuarial
   loss......................        85.5        80.1         165.6        132.1        51.6          183.7
Unrecognized prior service
   cost (benefit) ...........        15.3        (9.3)          6.0         17.4       (11.5)           5.9
Unrecognized transition
   (asset) liability.........        (0.2)        0.1          (0.1)        (1.9)        1.4           (0.5)
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Net amount recognized........    $  166.7    $ (153.1)    $    13.6     $  175.1     $(139.1)     $    36.0
                              ======================================= =========================================
                              ======================================= =========================================

Amounts recognized in
   statement of financial
   position
Prepaid benefit cost.........    $  166.7    $    -       $   166.7      $ 175.1     $   -        $   175.1
Accrued benefit liability
   including minimum
   liability.................         -        (157.0)       (157.0)         -        (139.1)        (139.1)
Accumulated other
   comprehensive income......         -           3.9           3.9          -           -              -
                              --------------------------------------- -----------------------------------------
Net amount recognized........    $  166.7    $ (153.1)    $    13.6      $ 175.1     $(139.1)     $    36.0
                              ======================================= =========================================
                              ======================================= =========================================

 Components of net periodic
   benefit cost
 Service cost................    $   41.5    $    7.5     $    49.0      $  31.4     $   5.1      $    36.5
 Interest cost...............        55.4        11.5          66.9         52.1        10.9           63.0
 Expected return on plan
   assets....................       (74.8)        -           (74.8)       (84.6)        -            (84.6)
 Amortization of prior
   service cost (benefit) ..          3.7        (2.0)          1.7          2.9        (1.2)           1.7
 Amortization of transition
   (asset) obligation........        (1.6)        1.1          (0.5)        (3.2)        1.0           (2.2)
 Recognized net actuarial
   (gain) loss...............        14.3         3.6          17.9         (8.8)        0.9           (7.9)
                              --------------------------------------- -----------------------------------------
 Net periodic benefit cost
   (income)..................    $   38.5    $   21.7     $    60.2      $ (10.2)    $  16.7      $     6.5
                              ======================================= =========================================
                              ======================================= =========================================

In addition, we have defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants could not contribute more than $12,000 of their compensation to the plans in 2003. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. Effective September 1, 2002, the employer stock fund was converted to an employee stock ownership plan. We contributed $18.5 million, $20.2 million and $18.9 million in 2003, 2002 and 2001, respectively, to our qualified defined contribution plans.

We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $3.7 million, $3.5 million and $1.5 million in 2003, 2002 and 2001, respectively, to our nonqualified defined contribution plans.

As a result of Principal Mutual Holding Company's demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

On December 8, 2003 the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act") was signed into law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D), as well as a federal subsidy to sponsors of retiree health benefits. The benefit obligations and net periodic postretirement benefit costs do not reflect the effects of the Act on the retiree medical plans in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". Specific authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require us to change previously reported information. We believe our plan would be actuarially equivalent to the new Medicare Part D prescription drug plan and thus would be eligible for the federal subsidy. However, it is anticipated that the plan would need to be amended to clarify how the plan would operate with respect to the new legislation. The Act will be reflected once the plan is amended or FASB issues finalized guidance on accounting for the impact of the Act.

15. Contingencies, Guarantees and Indemnifications

Litigation

We are regularly involved in litigation, both as a defendant and as a plaintiff but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance and mortgage banking. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

Principal Life was a defendant in two class-action lawsuits that alleged improper sales practices. A number of persons and entities who were eligible to be class members excluded themselves from the class (or "opted out"), as the law permits them to do. Some of those who opted out from the class filed individual lawsuits making claims similar to those addressed by the class-action lawsuits. The two class-action lawsuits and the majority of the opt-out claims have been settled and dismissed with prejudice. The remaining opt-out claims are not expected to have a material impact on our business, financial condition or net income.

While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business, financial position or net income. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2004 through 2019. The maximum exposure under these agreements as of December 31, 2003, was $175.9 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, minimizing the impact to net income. The fair value of such guarantees issued after January 1, 2003, was insignificant.

In the normal course of business, we are subject to indemnification obligations related to the sale of residential mortgage loans. Under these indemnifications, we are required to repurchase certain mortgage loans that fail to meet the standard representations and warranties included in the sales contracts. The amount of our exposure is based on the potential loss that may be incurred if the repurchased mortgage loans are processed through the foreclosure process. Based on historical experience, total mortgage loans repurchased pursuant to these indemnification obligations are estimated to be approximately 0.04% of annual mortgage loan production levels. Total losses on the mortgage loans repurchased are estimated to approximate 25% of the unpaid principal balance of the related mortgage loans. As of December 31, 2003, $5.9 million has been accrued for representing the fair value of such indemnifications issued after January 1, 2003, in accordance with FASB's Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.

We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily divestitures, the sale of servicing rights in our mortgage banking business, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations. Generally, a maximum obligation is not explicitly stated; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business, financial position or net income. The fair value of such indemnifications issued after January 1, 2003, was insignificant.

Securities Posted as Collateral

We posted $756.4 million in mortgage-backed securities under collateral agreements at December 31, 2003, to satisfy collateral requirements associated with our mortgage banking company and derivatives credit support agreements.

16. Stockholder's Equity

Treasury Stock

As a result of Principal Mutual Holding Company's demutualization described in
Note 1, PFG issued 363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by us for certain employee benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statements of stockholder's equity at December 31, 2001. In February 2002, these shares were sold, which generated proceeds of $8.0 million, with a cost of $6.7 million.

Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by our stockholder and distributions to our stockholder.

The components of accumulated other comprehensive income (loss) were as follows (in millions):

                                                       Net
                                 Net unrealized    unrealized
                                 gains (losses)       gains        Foreign
                                       on         (losses) on    currency      Minimum    Accumulated other
                                available-for-sal e derivative    translation    pension      comprehensive
                                   securities      instruments   adjustment    liability     income (loss)
                                ----------------- ------------------------------------------------------------
                                ----------------- ------------------------------------------------------------

Balances at January 1, 2001...        $ 125.4          $ (4.3)       $(33.0)      $  -             $   88.1
Net change in unrealized
   gains (losses) on fixed
   maturities,                                            -
   available-for-sale.........          510.7                           -             -               510.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           (5.0)            -             -             -                (5.0)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (61.3)            -             -             -               (61.3)
   Unearned revenue reserves..            4.3             -             -             -                 4.3
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             (46.0)          -             -               (46.0)
Dividends to parent...........           (1.3)            -            11.1           -                 9.8
Provision for deferred income
   tax benefit (expense)......         (160.5)           16.1           -             -              (144.4)
Net change in unrealized
   gains and losses on equity
   method subsidiaries and
   minority interest                                      -                           -
   adjustments................            2.5                           -                               2.5
Change in net foreign
   currency translation
   adjustment.................            -               -            23.9           -                23.9
Cumulative effect of
   accounting change, net of
   related income taxes.......           20.9           (24.0)        (11.1)          -               (14.2)
                                ----------------- ------------------------------------------------------------
                                ----------------- ------------------------------------------------------------
Balances at December 31, 2001.        $ 435.7                        $ (9.1)                       $  368.4
                                                       $(58.2)                    $   -

                                                       Net
                                 Net unrealized    unrealized
                                 gains (losses)       gains          Foreign                         Accumulated
                                 on available-    (losses) on       currency        Minimum              other
                                    for-sale       derivative      translation       pension        comprehensive
                                   securities      instruments      adjustment      liability       income (loss)
                                ------------------ ------------------------------------------------------------------
                                ------------------ ------------------------------------------------------------------

Balances at January 1, 2002...         $435.7        $  (58.2)           $(9.1)       $    -          $368.4
Net change in unrealized
   gains (losses) on fixed
   maturities,                                            -
   available-for-sale.........          806.3                              -               -           806.3
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           63.4             -                -               -            63.4
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....            (121.6)            -                -               -          (121.6)
   Unearned revenue reserves..            6.4             -                -               -             6.4
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             (77.6)             -               -           (77.6)
Net change in unrealized
   gains (losses) on
   policyholder dividend                                  -
   obligation.................          (33.6)                             -               -           (33.6)
Provision for deferred income
   tax benefit (expense)......         (253.3)           27.2              -               -          (226.1)
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest
   adjustments................           (2.5)            -                -               -            (2.5)
Change in net foreign
   currency translation
   adjustment.................            -               -                2.0             -             2.0
                                ------------------ -----------------------------------------------------------
                                ------------------ -----------------------------------------------------------
Balances at December 31, 2002.         $900.8                            $(7.1)                       $785.1
                                                     $ (108.6)                         $   -

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                 on available-    (losses) on     currency      Minimum    Accumulated other
                                    for-sale       derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability     income (loss)
                                ------------------------------------------------------------------------------

Balances at January 1, 2003...      $   900.8        $(108.6)          $(7.1)     $  -            $    785.1
Net change in unrealized
   gains (losses) on fixed
   maturities,
   available-for-sale.........          677.7            -               -           -                 677.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           12.9            -               -           -                  12.9
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (48.2)           -               -           -                 (48.2)
   Unearned revenue reserves..            1.6            -               -           -                   1.6
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             76.3             -           -                  76.3
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (65.3)                           -           -                 (65.3)
Provision for deferred income
   tax benefit (expense)......         (195.1)         (26.3)            -           1.4              (220.0)
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................           (8.4)                           -           -                  (8.4)
Change in net foreign
   currency translation
   adjustment.................            -              -              (0.1)        -                  (0.1)
Change in minimum pension
   liability..................            -              -               -          (3.9)               (3.9)
Cumulative effect of
   accounting change, net of
   related income taxes.......            9.1            -               -           -                   9.1

                                ------------------------------------------------------------------------------
Balances at December 31, 2003.      $ 1,285.1                          $(7.2)                     $  1,216.8
                                                     $ (58.6)                     $ (2.5)
                                ==============================================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                          As of December 31,
                                                             ----------------------------------------------
                                                             ----------------------------------------------
                                                                  2003           2002            2001
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities
   arising during the year..........................              $562.1          $674.2         $491.2
 Adjustment for realized losses on available-for-sale
   securities included in net income..................            (126.3)         (259.5)        (234.8)
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities, as
   adjusted............................................           $435.8          $414.7         $256.4
                                                             =============== ============== ===============

The above table is presented net of income tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2003 statutory results, we could pay approximately $701.2 million in stockholder dividends in 2004 without exceeding the statutory limitation.

17. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of our financial instruments were as follows (in millions):

                                                               As of December 31,
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
                                                     2003                               2002
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount     Fair value     Carrying amount    Fair value
                                       ---------------- ----------------- ---------------- ----------------
                                       ---------------- ----------------- ---------------- ----------------
Assets (liabilities)
Fixed maturities, available-for-sale..   $ 35,964.0       $ 35,964.0        $ 32,752.6       $ 32,752.6
Fixed maturities, trading.............        102.9            102.9             101.7            101.7
Equity securities, available-for-sale.        669.2            669.2             348.1            348.1
Mortgage loans........................     13,175.1         14,367.4          10,829.4         12,213.6
Policy loans..........................        804.1            804.1             818.5            818.5
Other investments.....................      1,214.9          1,214.9           1,013.4          1,013.4
Cash and cash equivalents.............      1,399.7          1,399.7           1,168.5          1,168.5
Investment-type insurance contracts...    (27,254.1)       (28,299.8)        (24,816.4)       (25,660.9)
Short-term debt.......................     (1,678.0)        (1,678.0)         (1,243.9)        (1,243.9)
Long-term debt........................     (1,974.5)        (2,011.3)           (578.7)          (610.5)

18. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

In 2003 and 2002, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003 and 2002, respectively, our statutory surplus was $707.0 million and $698.7 million greater than it would have been if NAIC SAP had been followed for this transaction. This permitted practice has no effect on our net income for the years then ended. We are exploring other arrangements for the financing needs of this subsidiary, which would eliminate the pledging mentioned above.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. If the State of Iowa were to rescind its permission for the transaction described above, our regulatory total adjusted capital would not fall below the authorized control level RBC amount. At December 31, 2003, we meet the RBC requirements.

Statutory net income and statutory capital and surplus were as follows (in millions):

                              As of or for the year ended December 31,
                           -----------------------------------------------
                           -----------------------------------------------
                             2003               2002              2001
                           -------------- ----------------- --------------
                           -------------- ----------------- --------------

Statutory net income...... $   577.1          $   402.1         $   415.0
Statutory surplus.........   3,861.9            3,339.2           3,483.8

19. Segment Information

We provide financial products and services through the following segments: U.S. Asset Management and Accumulation, Life and Health Insurance and Mortgage Banking. In addition, there is a Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

The Life and Health insurance segment provides individual and group life insurance, group health insurance and individual and group disability insurance throughout the U.S.

The Mortgage Banking segment originates and services residential mortgage loan products for customers in the U.S.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, intersegment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

The Corporate and Other segment included an equity ownership interest in Coventry Health Care, Inc. The ownership interest was sold in February 2002, described further in Note 4. The Corporate and Other segment's equity in earnings of Coventry Health Care, Inc., which was included in net investment income, was $2.1 million and $20.2 million during 2002 and 2001, respectively.

Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.
19. Segment Information (continued)

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of capital allocation and income tax allocation. We allocate capital to our segments based upon an internal capital model that allows management to more effectively manage our capital. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on our tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information on a continuing basis by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                   As of December 31,
                                         ---------------------------------------
                                         ------------------ - ------------------
                                              2003                    2002
                                         ------------------   ------------------
                                                     (in millions)
Assets:
U.S. Asset Management and Accumulation .  $   83,832.2              $ 70,311.8
Life and Health Insurance...............      12,158.4                11,356.3
Mortgage Banking........................       5,558.8                 3,740.1
Corporate and Other ....................       2,203.3                 1,687.4
                                         ------------------   ------------------
                                         ------------------   ------------------
  Total consolidated assets............   $  103,752.7              $ 87,095.6
                                         ==================   ==================
                                         ==================   ==================

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              ------------------ - ------------------    ------------------
                                                     2003                2002                  2001
                                              ------------------   ------------------    ------------------
                                                                     (in millions)
Operating revenues by segment:
U.S. Asset Management and Accumulation....          $ 3,545.3            $ 3,690.2            $ 3,712.0
Life and Health Insurance.................            4,014.3              3,946.8              3,946.4
Mortgage Banking..........................            1,343.8              1,074.0                714.4
Corporate and Other.......................                6.2                 (3.8)               143.7
                                              ------------------   ------------------    ------------------
                                              ------------------   ------------------    ------------------
  Total segment operating revenues........            8,909.6              8,707.2              8,516.5
Net realized/unrealized capital losses,
  including recognition of front-end fee
  revenues and certain market value
  adjustments to fee revenues.............             (103.5)              (441.0)              (506.1)
Investment income generated from IPO
  proceeds................................    -                                -                    6.3
                                              ------------------   ------------------    ------------------
                                              ------------------   ------------------    ------------------
  Total revenue per consolidated                    $ 8,806.1            $ 8,266.2            $ 8,016.7
     statements of operations.............
                                              ==================   ==================    ==================
                                              ==================   ==================    ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2003                  2002                 2001
                                              -------------------   -------------------   ------------------
                                                                      (in millions)

Operating earnings (loss) by segment, net of related income taxes:
U.S. Asset Management and Accumulation ...           $  436.3              $  368.5           $ 349.0
Life and Health Insurance.................              241.2                 233.1             201.2
Mortgage Banking..........................               (5.9)                 93.3              99.6
Corporate and Other ......................               21.4                  10.1              56.9
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating earnings, net of              693.0                 705.0             706.7
     related income taxes.................
Net realized/unrealized capital losses,
   as adjusted..........................                (59.2)               (262.7)      (308.5)
Other after-tax adjustments (1)...........               25.5                 109.8             (31.1)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Net income per consolidated statements             $  659.3              $  552.1           $ 367.1
     of operations........................
                                              ===================   ===================   ==================

(1) In 2003, other after-tax adjustments of $25.5 million included (1) the positive effect of a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million) and (2) the negative effect of a cumulative effect of accounting change related to the implementation of FIN 46 ($3.4 million).

    In 2002, other after-tax adjustments of $109.8 million included (1) the positive effect of the settlement of an IRS audit issue ($138.0 million) and
    (2) the negative effects of: (a) an increase to a loss contingency reserve established for sales practice litigation ($21.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 142 ($4.6 million); and (c) expenses related to the demutualization ($2.0 million).

    In 2001, other after-tax adjustments of ($31.1) million included (1) the negative effects of: (a) expenses related to the demutualization ($18.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 133 ($10.7 million); and (c) an increase to a loss contingency reserve established for sales practice litigation ($5.9 million) and (2) the positive effect of investment income generated from the proceeds of the IPO ($4.1 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2003                  2002                 2001
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation....          $ 137.8             $  94.4               $  79.9
Life and Health Insurance.................            122.6               122.1                 104.5
Mortgage Banking..........................             (3.8)               72.5                  62.5
Corporate and Other.......................              2.4               (11.5)                 35.5
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment income taxes from                     259.0               277.5                 282.4
     operating earnings.................
Taxes related to net
   realized/unrealized capital losses,
   as adjusted..........................              (37.4)             (141.3)               (179.0)
Taxes related to other after-tax
   adjustments..........................              (26.1)             (116.0)                (11.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total income tax expense per                      $ 195.5             $  20.2               $  92.4
     consolidated statements of
     operations.........................
                                              ===================   ===================   ==================

The following table summarizes operating revenues for our products and services (in millions):

                                                           For the year ended December 31,
                                             -------------------------------------------------------------
                                             -------------------------------------------------------------
                                                    2003                 2002                2001
                                             -------------------------------------------------------------
                                             -------------------------------------------------------------
 -------------------------------------------
  U.S. Asset Management and Accumulation:
 -------------------------------------------
 Full-service accumulation................        $  1,099.5           $  1,076.5           $ 1,116.6
 -------------------------------------------
 Full-service payout......................             862.5              1,191.8             1,214.8
 -------------------------------------------
 Investment only..........................             905.9                886.4               918.1
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total pension..........................           2,867.9              3,154.7             3,249.5
 -------------------------------------------
 -------------------------------------------
 Individual annuities.....................             354.9                303.8               263.3
 -------------------------------------------
 Other and eliminations...................              52.9                 49.7                33.9
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Accumulation..........           3,275.7              3,508.2             3,546.7
 -------------------------------------------
 -------------------------------------------
 Principal Global Investors...............             304.0                215.4               194.9

 Eliminations.............................             (34.4)               (33.4)              (29.6)
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Management and                   3,545.3              3,690.2             3,712.0
     Accumulation.........................
 -------------------------------------------
 -------------------------------------------

 -------------------------------------------
 Life and Health Insurance:
 -------------------------------------------
 Life insurance...........................           1,607.7              1,629.6             1,658.7
 -------------------------------------------
 Health insurance.........................           2,104.4              2,058.3             2,061.3

 Disability insurance.....................             302.2                258.9               226.4
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total Life and Health Insurance........           4,014.3              3,946.8             3,946.4
 -------------------------------------------
 -------------------------------------------

 -------------------------------------------
 Mortgage Banking:
 -------------------------------------------
 Mortgage loan production.................             641.3                483.9               311.4

 Mortgage loan servicing..................             702.5                590.1               403.0
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total Mortgage Banking.................           1,343.8              1,074.0               714.4
 -------------------------------------------
 -------------------------------------------


 Corporate and Other......................               6.2                 (3.8)              143.7
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................        $  8,909.6           $  8,707.2           $ 8,516.5
                                             ==================== =================== ===================
                                             ==================== =================== ===================

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................        $  8,909.6           $  8,707.2           $8,516.5
 -------------------------------------------
 Net realized/unrealized capital losses,
   including recognition of front-end fee
   revenues and certain market value
   adjustments to fee revenues                        (103.5)              (441.0)             (506.1)
 -------------------------------------------
 Other after-tax adjustments..............               -                    -                   6.3
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
 Total GAAP revenues......................        $  8,806.1           $  8,266.2            $8,016.7
 =========================================== ==================== =================== ==================--

20. Stock-Based Compensation Plans

As of December 31, 2003, our parent, PFG, sponsors the Stock Incentive Plan, Stock Purchase Plan and Long Term Performance Plan, which result in an expense for us.

Under the terms of the Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units or stock appreciation rights. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of PFG common stock on the date of grant, and expire ten years after the grant date. Options granted in 2001 have cliff vesting over a three-year period. Subsequent to 2001, all options granted have graded vesting over a three-year period.

In 2003, restricted stock units were issued to certain employees pursuant to the Stock Incentive Plan and have graded or cliff vesting over a three-year period.

In 2003, stock appreciation rights were issued to agents meeting certain production requirements and will vest ratably over a three-year-period. At December 31, 2003, we recorded $0.1 million in compensation expense related to the plan.

PFG also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to share in the success of PFG, if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2003, 2002 and 2001, we recorded compensation expense of $6.6 million, $3.0 million and $11.1 million, respectively, related to the plan.

Under PFG's Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. For 2001, 2002 and 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of PFG stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

In 2001, compensation expense was recognized for stock option awards issued to career agents using the fair value method as prescribed in FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation - An Interpretation of APB Opinion No. 25. The compensation cost that has been charged against income for the Stock Incentive Plan and Stock Purchase Plan was $20.3 million, $9.1 million and $0.01 million for 2003, 2002 and 2001, respectively.

The weighted-average estimated fair value of stock options granted during 2003, 2002 and 2001, using the Black-Scholes option valuation model was $10.64, $10.18 and $6.07 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                     2003              2002           2001
                                -------------    -------------    -------------
                                                                  -------------
Dividend yield............
                                       .91    %          .91   %        1.12   %
                                =============    =============    =============
                                                                  =============
Expected volatility.......
                                     38.6     %        32.5    %       37.5    %
                                =============    =============    =============
                                                                  =============
Risk-free interest rate...            3.1
                                              %         4.7    %        3.7    %
                                =============    =============    =============
                                                                  =============
Expected life (in years)..
                                      6                 6               3
                                =============    =============    =============

The fair value of the employees' purchase rights, which represent a price equal to 15% of the share's fair market value under the Stock Purchase Plan, was $1.6 million in 2001.

21. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2003 and 2002:

                                                               For the three months ended
                                             March 31          June 30         September 30      December 31
                                         ----------------------------------- -----------------------------------
                                         -----------------------------------------------------------------------
                                                                     (in millions)
2003
  Total revenues........................     $2,164.0         $2,242.0           $2,070.6          $2,329.5
  Total expenses........................      1,968.3          1,990.1            1,865.7           2,123.8
  Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        139.6            179.9              154.4             188.8
  Net income............................        139.6            179.9              151.0             188.8

2002
  Total revenues........................     $2,102.3         $2,169.9           $1,880.2          $2,113.8
  Total expenses........................      1,773.6          2,049.8            1,847.9           2,018.0
   Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        228.2             98.8               32.9             196.8
  Net income............................        223.6             98.8               32.9             196.8

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the four years ended December 31, 2003 and the period beginning
                       April 30, 1999 and ended December 31, 1999.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2003.
                          Statement of Operations for the year ended
                            December 31, 2003.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2003 and 2002.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2003 and 2002.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2003, 2002 and 2001.
                          Consolidated Statements of Financial Position,
                            December 31, 2003 and 2002.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2003, 2002 and 2001.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2003, 2002 and 2001.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2003*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2003, 2002 and 2001 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2003, 2002 and 2001 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)   Exhibits
                (1)   Board Resolution of Registrant (filed 9/14/98)
                (3a)  Distribution Agreement (filed 9/14/98)
                (3b)  Selling Agreement (filed 4/20/99)
                (4a)  Form of Variable Annuity Contract (filed 9/14/98)
                (4b)  Form of Variable Annuity Contract (filed 9/14/98)
                (5)   Form of Variable Annuity Application (filed 9/14/98)
                (6a)  Articles of Incorporation of the Depositor (filed 9/14/98)
                (6b)  Bylaws of Depositor (filed 9/14/98)
                (9)   Opinion of Counsel (filed 9/14/98)
                (10a) Consent of Ernst & Young LLP*
                (10b) Powers of Attorney (filed 4/20/00)
                (11)  Financial Statement Schedules*
                (13a) Total Return Calculation (filed 4/26/01)
                (13b) Annualized Yield for Separate Account B (filed 4/26/01)

*  Filed Herein

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           Multifoods
 Director                                  110 Cheshire Lane, Suite 300
 Member, Human Resources                   Minnetonka, MN  55305
    Committee


 DAVID J. DRURY                            4633 156th Street
 Director                                  Waukee, IA  50263
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 VICTOR. H. LOEWENSTEIN                    Avenue Wellington 146
 Director                                  B-1180
 Member, Nominating and Governance         Brussels, Belgium
   Committee

 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Member, Nominating and Governance         1225 17th Street, Ste 1660
   Committee                               Denver, CO  80202


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         PAUL FRANCIS BOGNANNO              Senior Vice President
         GARY MERLYN CAIN                   Senior Vice President Life and Health Division
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d.   JF Molloy & Associates, Inc.

          e.   Molloy Medical Management Company, Inc.

          f.   Molloy Wellness Company

          g.   Molloy Actuarial and Consulting Corporation

          h.   Capstone Insurance Group, Inc.

          i. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          j. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          k. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          l. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          m. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          n. Principal Financial Services (Australia), Inc. an Iowa holding company.

          o. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          p. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          q.   Principal International de Chile, S.A. (Chile) a holding company.

          r. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          s. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          d.   Principal Trust Company (Asia) Limited an Asia trust company.

          e.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          f. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          g.   BCI Group, LLC (Delaware) a limited liability company.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 19.36% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on April 7, 2004.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.20% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Equity Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 26.92% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal International Fund, Inc. (a Maryland Corporation) 15.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.30% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 8.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 5.96% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 15.16% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.10% of shares  outstanding of the Bond & Mortgage  Securities
               Fund,
               9.72% of shares outstanding of the Capital Preservation Fund, 0.01% of shares outstanding of the Government Securities Fund,
               0.03%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.05% of shares outstanding of the High Quality Short-Term Bond Fund,
               26.94% of shares outstanding of the International Emerging Markets Fund,
               15.05% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 95.66% of shares outstanding of the LargeCap Blend Fund I, 21.91% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 21.85% of shares outstanding of the LargeCap Value Fund, 0.05% of shares outstanding of the MidCap Blend Fund, 0.24% of shares outstanding of the MidCap Growth Fund, 0.02% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 100.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 12.13% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               56.73% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 4.58% of shares outstanding of the Partners MidCap Growth Fund, 100.00% of shares outstanding of the Partners MidCap Growth Fund I,
               1.87% of shares outstanding of the Partners MidCap Value Fund, 100.00% of shares outstanding of the Partners MidCap Value Fund I,
               16.36% of shares outstanding of the Partners SmallCap Blend Fund, 2.21% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 11.66% of shares outstanding of the Partners SmallCap Value Fund I,
               0.07% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.06% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 14.27% of shares outstanding of the SmallCap Blend Fund, 14.12% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.35% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on April 7, 2004: Asset Allocation, Balanced, Bond, Capital
               Value, Equity Growth, Equity Income, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Tactical Asset Management Pty Limited (Australia) a company that engages in management of futures positions.

          b.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          c. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          d. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          b. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. an Australia holding company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong)

          a.   Dao Heng Fund Management Limited (Hong Kong)

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          c.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          g.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          h. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Principal Development Associates, Inc. (a California Corporation)
               a   corporation   that  engages  in  real  estate  joint  venture
               transactions with developers.

          f. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          g. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          h.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          i. Principal Delaware Name Holding Company, Inc. (Delaware) a corporation which is currently inactive.

          j. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          n. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          o. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          p. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          q. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans..

          r. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          s. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Executive Benefit Services, Inc.:

          a.   Executive  Broker  Dealers   Services,   LLC  (a  North  Carolina
               Corporation) A limited liability company anticipated to be a registered broker-dealer.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) currently inactive.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Delaware a limited liability company which purchases and holds residential mortgage loans.

          d.   Principal  Residential  Mortgage  Servicing,   LLC  (Delaware)  a
               limited liability company which acquires mortgage servicing rights.

          e. Principal Residential Mortgage Capital Resources, LLC (Delaware) a limited liability company formed in 2000 for the limited purposes of holding, financing and selling mortgage loans acquired on a servicing released basis from Presidential Residential Mortgage, Inc. pending sales of the loans to third parties, primarily Freddie Mac, Fannie Mae and Ginnie Mae.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer, limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. Principal Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

Item 27.  Number of Contractowners - As of: March 31, 2004

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           44                   6
          Pension Builder Contracts               315                 188
          Personal Variable Contracts             297                  13
          Premier Variable Contracts            1,074                  48
          Flexible Variable Annuity Contract   55,325              55,325
          Freedom Variable Annuity Contract     1,416               1,416

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc.,
     Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)        (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392



(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $14,897,344
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of April, 2004.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/29/2004
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/29/2004
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/29/2004
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/29/2004
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/29/2004
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/29/2004
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/29/2004
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/29/2004
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/29/2004
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/29/2004
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/29/2004
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/29/2004
--------------------
R. L. Keyser


  (V. H. Loewenstein)*         Director                        04/29/2004
--------------------
V. H. Loewenstein


  (A. K. Mathrani)*            Director                        04/29/2004
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        04/29/2004
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        04/29/2004
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to variable annuity contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Separate Account B on Form N-4 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 1st day of April, 2004.

                                                /s/ A.K. Mathrani
                                          ------------------------------------
                                                A. K. Mathrani